                 SEMI-ANNUAL REPORT APRIL 30, 2001 (UNAUDITED)




         -----------------------------------------------------------------------
         JPMORGAN SELECT FUNDS



         SELECT BALANCED FUND

         SELECT EQUITY INCOME FUND

         SELECT LARGE CAP EQUITY FUND

         SELECT LARGE CAP GROWTH FUND

         SELECT MID CAP EQUITY FUND

         SELECT SMALL CAP EQUITY FUND

         SELECT INTERNATIONAL EQUITY FUND



                                                         [LOGO]JPMORGAN FLEMING
                                                               ASSET MANAGEMENT

CONTENTS

Letter to the Shareholders ......................   1

JPMorgan Select Balanced Fund
Fund Commentary .................................   2

JPMorgan Select Equity Income Fund
Fund Commentary .................................   5

JPMorgan Select Large Cap Equity Fund
Fund Commentary .................................   8

JPMorgan Select Large Cap Growth Fund
Fund Commentary .................................  11

JPMorgan Select Mid Cap Equity Fund
Fund Commentary .................................  14

JPMorgan Select Small Cap Equity Fund
Fund Commentary .................................  17

JPMorgan Select International Equity Fund
Fund Commentary .................................  20

Portfolio of Investments ........................  23

Financial Statements ............................  47

Notes to Financial Statements ...................  54


HIGHLIGHTS

-  Technology stocks fall in face of sudden cuts in technology spending.

- Federal Reserve cuts 200 basis points from interest rates -- U.S. Treasury yields fall in sympathy.

- Value, mid and small cap stocks show resilience in difficult market conditions.




             ------------------------------------------------------
              NOT FDIC INSURED May lose value / No bank guarantee
             ------------------------------------------------------
  JPMorgan Select Funds are distributed by J.P. Morgan Fund Distributors, Inc.

         JPMorgan SELECT FUNDS

LETTER TO THE SHAREHOLDERS
                                                                   June 4, 2001
Dear Shareholder:
We are pleased to present this interim report for the JPMorgan Select Funds for the six months ended April 30, 2001. As you are aware, a historic merger was completed on December 31, 2000 between J.P. Morgan and Chase Manhattan Bank, creating JPMorgan Chase & Co. In an effort to give a common name to the mutual funds that draw upon the outstanding resources of the combined entity, your Fund's Trustees approved the proposal to rename your Funds on February 28, 2001 as the JPMorgan Funds. Please be assured of our commitment to you, and know that the investment objectives and account privileges of your Fund will remain unchanged.

HISTORIC CORRECTION IN TECHNOLOGY STOCKS
In the six months under review, technology stocks experienced an extraordinary correction. In September of last year, investors still expected the world's leading hi-tech companies to grow at rapid rates. There were even indications that buoyant economic growth might trigger a rise in U.S. interest rates. By the end of April 2001, however, technology stocks had crashed and the Federal Reserve Board had cut rates by 200 basis points in a bid to avoid recession. While technology stocks had first come under pressure a year ago, it was not until the end of 2000 that corporate announcements revealed the extent of the downturn in technology spending. The effects of this were exacerbated in many cases by clumsy inventory management. As it became clear that not even the sector's blue chips like Cisco Systems, EMC, Oracle and Sun Microsystems would escape, technology prices collapsed.
By the beginning of 2001, the technology downturn was showing signs of spreading to the wider economy. Federal Reserve Board Chairman Alan Greenspan reacted by cutting rates by 100 basis points in January, a further 50 basis points in March and another 50 basis points in April. Rates were reduced another 50 basis points in May, after the reporting period ended.

RESILIENCE IN VALUE, MID AND SMALL CAP STOCKS
In spite of the ferocity of the correction, however, some stocks performed relatively well. Although the late 1990s bull market had propelled large capitaliza-tion growth stocks to extremely demanding valuations, value stocks and many mid and small cap companies were much more reasonably valued. The tech-laden NASDAQ Composite Index lost a massive 37.20%, during the six-month period, while the S&P 500/BARRA Value Index fell just 0.42% and the S&P SmallCap 600 Index actually rose 1.18%. (The broad-based S&P 500 Index fell 12.06%.)

OUTLOOK
Stocks rallied towards the end of the period, but this does not mean that the correction is at an end. Much depends upon the effect of the Federal Reserve's cuts in interest rates and the continued buoyancy of consumer spending. Our Funds continue to invest in attractive companies trading on reasonable valuations, but many currently have relatively defensive portfolios. Sincerely,

/s/George Gatch

George Gatch
Managing Director

         JPMorgan SELECT BALANCED FUND
                  AS OF APRIL 30, 2001 (UNAUDITED)



HOW THE FUND PERFORMED
JPMorgan Select Balanced Fund, which invests in a blend of large U.S. stocks and bonds seeking relatively stable returns, fell 7.49% for the six months ended April 30, 2001. This compares with a loss of 12.06% for the S&P 500 Index and a gain of 6.22% for the Lehman Aggregate Bond Index.

HOW THE FUND WAS MANAGED
While large capitalization stocks suffered a sharp correction during the six months, this was partly counterbalanced by a rise in the value of fixed income securities. Just as the slowdown in economic growth -- exceptionally acute in Information Technology -- hurt stocks, so bonds benefited from what appeared to be an exceptionally low inflation environment. In particular, the short and middle of the fixed income yield curve moved lower as the Federal Reserve cut rates.

Stock price falls were particularly pronounced among growth stocks, where the technology spending slowdown led to significantly lower valuations. Many of the Fund's holdings were the "blue chip" technology stocks that fell most heavily. Holdings included technology stalwarts like Cisco Systems, EMC, Sun Microsystems, Intel, Nortel Network and Oracle. All registered substantial falls as it became clear that the earnings growth rates implicit in their share prices were wildly optimistic. The worst performer was Cisco Systems, which had briefly become the world's largest company by market capitalization in 2000.

Additionally, some of the smaller technology names like Corning and Sanmina moved lower. Corning manufactures components for technology and telecom companies, while Sanmina is a contract manufacturing company for the electronics industry. Both experienced share price falls in sympathy with the shrinkage in tech-related capital expenditure.

Among the Fund's top performing equity holdings were names from a variety of sectors. In particular, a move back into semiconductor stocks like KLA-Tencor and Novellus Systems proved prescient, as these names bounced back from depressed levels. There were also strong performances from Philip Morris, Wal-Mart Stores, BJ Services, United Healthcare and IBM.

In the fixed income markets, the broad bond indices moved higher. The Federal Reserve cut rates by 200 basis points to 4.5% during the period. The Fund benefited as market rates moved lower across the whole of the fixed income curve, with the exception of the long-dated end. Additionally, spreads narrowed between corporate bonds and U.S. Treasury bonds.

LOOKING AHEAD
The Fund has decreased its exposure to the largest S&P 500 companies and invested in mid cap securities. There has also been an increase in the exposure to financials, which should benefit from falling interest rates. Bond prices are expected to continue to move higher.

                                      JPMORGAN SELECT BALANCED FUND
                                      AS OF APRIL 30, 2001 (UNAUDITED)

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

[CHART]

Consumer Cyclicals                                   14.7%
Financial                                            14.1%
Technology                                           13.2%
U.S. Government Agency Securities                    11.7%
Health Care                                           7.8%
Mortgage Backed Pass-Through Securities               7.6%
Utilities                                             7.6%
U.S. Treasury Securities                              5.8%
Energy                                                4.9%
Capital Goods                                         4.3%
Cash Equivalents & Short Term Paper                   4.0%
Consumer Staples                                      1.4%
Basic Materials                                       0.9%
Asset Backed Securities                               0.9%
Transportation                                        0.6%
Commercial Mortgage Backed Securities                 0.5%

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO
1. GENERAL ELECTRIC CO. (2.6%) Develops, manufactures and markets products for the generation, distribution and utilization of electricity. Through General Electric Capital Services, Inc., offers a variety of financial services including mutual fund management, financing, asset management and insurance. It also owns the National Broadcasting Company.

2. MICROSOFT CORP. (2.2%) Develops, manufactures, licenses, sells and supports software products.

3. PFIZER, INC. (1.8%) A research-based, global pharmaceutical company that discovers, develops, manufactures and markets medicines for humans and animals. Its products include prescription pharmaceuticals, non-prescription self-medications and animal health products.

4. CITIGROUP, INC. (1.7%) A diversified financial services holding company that provides investment banking, retail brokerage, corporate banking and cash management products and services around the world.

5. EXXON MOBIL CORP. (1.6%) Operates petroleum and petrochemicals businesses on a worldwide basis. Operations include exploration of oil and gas, electric power generation and coal and minerals operations.

6. INTERNATIONAL BUSINESS MACHINES CORP. (1.5%) Provides technologies, systems, products, services, software and financing. The Company offers its products through its global sales and distribution organization, as well as through a variety of third party distributors and resellers.

7. INTEL CORP. (1.4%) Designs, manufactures and sells computer components and related products. Major products include microprocessors, chipsets, embedded processors and microcontrollers, flash memory products, graphics products, network and communication products, systems management software, conferencing products and digital imaging products.

8. WAL-MART STORES, INC. (1.3%) Operates discount stores and Supercenters as well as Sam's Clubs which offer merchandise such as apparel, housewares, small appliances, electronics and hardware.

9. AOL TIME WARNER, INC. (1.3%) Is a global company delivering entertainment, news and Internet brands across converging media platforms. The Company conducts operations in cable systems, interactive services, publishing, music, cable networks and filmed entertainment.

10. WALGREEN CO. (1.3%) Operates retail drugstores. The Company's stores sell prescription and nonprescription drugs, general merchandise, liquor and beverages, cosmetics and tobacco products.

Top 10 equity holdings comprised 16.7% of the Portfolio's market value of investments. Portfolio holdings are subject to change at any time.

JPMORGAN SELECT BALANCED FUND
AS OF APRIL 30, 2001 (UNAUDITED)



AVERAGE ANNUAL TOTAL RETURNS

                                      1 YEAR       5 YEARS      10 YEARS
----------------------------------------------------------------------------
 SELECT BALANCED                        -7.43%        9.58%         9.70%
----------------------------------------------------------------------------

10-YEAR PERFORMANCE (04/30/91 TO 04/30/01)

[CHART]

             JPMorgan Select                  Lehman Aggregate  Lipper Balanced
              Balanced Fund  S&P 500 Index     Bond Index         Funds Index
   4/30/1991  $10,000        $10,000           $10,000         $10,000
   5/31/1991  $10,269        $10,430           $10,058         $10,318
   6/30/1991  $10,008         $9,952           $10,053          $9,989
   7/31/1991  $10,248        $10,416           $10,193         $10,331
   8/31/1991  $10,481        $10,662           $10,413         $10,590
   9/30/1991  $10,515        $10,484           $10,624         $10,622
  10/31/1991  $10,622        $10,624           $10,742         $10,794
  11/30/1991  $10,412        $10,197           $10,841         $10,556
  12/31/1991  $11,146        $11,362           $11,163         $11,354
   1/31/1992  $10,911        $11,150           $11,011         $11,259
   2/29/1992  $11,062        $11,294           $11,083         $11,394
   3/31/1992  $10,975        $11,075           $11,021         $11,221
   4/30/1992  $11,166        $11,400           $11,100         $11,342
   5/31/1992  $11,314        $11,456           $11,310         $11,489
   6/30/1992  $11,315        $11,285           $11,466         $11,401
   7/31/1992  $11,665        $11,745           $11,700         $11,736
   8/31/1992  $11,646        $11,506           $11,818         $11,627
   9/30/1992  $11,812        $11,641           $11,959         $11,761
  10/31/1992  $11,722        $11,681           $11,800         $11,762
  11/30/1992  $11,883        $12,078           $11,804         $12,030
  12/31/1992  $12,008        $12,227           $11,990         $12,202
   1/31/1993  $12,102        $12,329           $12,220         $12,366
   2/28/1993  $12,269        $12,497           $12,434         $12,518
   3/31/1993  $12,439        $12,761           $12,486         $12,775
   4/30/1993  $12,366        $12,452           $12,573         $12,678
   5/31/1993  $12,468        $12,784           $12,590         $12,900
   6/30/1993  $12,553        $12,822           $12,860         $13,037
   7/31/1993  $12,589        $12,770           $12,934         $13,089
   8/31/1993  $12,973        $13,254           $13,160         $13,484
   9/30/1993  $12,937        $13,152           $13,195         $13,513
  10/31/1993  $12,986        $13,424           $13,244         $13,652
  11/30/1993  $12,811        $13,297           $13,132         $13,434
  12/31/1993  $12,849        $13,458           $13,203         $13,659
   1/31/1994  $13,155        $13,915           $13,381         $14,017
   2/28/1994  $12,789        $13,538           $13,148         $13,742
   3/31/1994  $12,290        $12,949           $12,823         $13,243
   4/30/1994  $12,282        $13,115           $12,721         $13,273
   5/31/1994  $12,370        $13,329           $12,719         $13,375
   6/30/1994  $12,155        $13,002           $12,691         $13,142
   7/31/1994  $12,442        $13,429           $12,944         $13,439
   8/31/1994  $12,656        $13,978           $12,960         $13,775
   9/30/1994  $12,409        $13,637           $12,769         $13,527
  10/31/1994  $12,469        $13,942           $12,758         $13,569
  11/30/1994  $12,308        $13,435           $12,729         $13,253
  12/31/1994  $12,412        $13,634           $12,817         $13,380
   1/31/1995  $12,748        $13,987           $13,071         $13,546
   2/28/1995  $13,150        $14,531           $13,382         $13,940
   3/31/1995  $13,389        $14,960           $13,464         $14,187
   4/30/1995  $13,638        $15,399           $13,652         $14,454
   5/31/1995  $14,164        $16,014           $14,181         $14,916
   6/30/1995  $14,342        $16,385           $14,284         $15,180
   7/31/1995  $14,489        $16,928           $14,253         $15,501
   8/31/1995  $14,553        $16,970           $14,425         $15,621
   9/30/1995  $14,979        $17,686           $14,565         $15,995
  10/31/1995  $15,052        $17,623           $14,754         $15,955
  11/30/1995  $15,501        $18,394           $14,976         $16,451
  12/31/1995  $15,885        $18,749           $15,185         $16,709
   1/31/1996  $16,185        $19,387           $15,286         $17,012
   2/29/1996  $15,983        $19,567           $15,020         $17,020
   3/31/1996  $15,968        $19,755           $14,915         $17,085
   4/30/1996  $15,983        $20,045           $14,831         $17,198
   5/31/1996  $16,105        $20,561           $14,801         $17,373
   6/30/1996  $16,247        $20,639           $15,000         $17,430
   7/31/1996  $15,876        $19,726           $15,040         $16,982
   8/31/1996  $15,915        $20,143           $15,015         $17,251
   9/30/1996  $16,390        $21,275           $15,276         $17,891
  10/31/1996  $16,822        $21,862           $15,615         $18,270
  11/30/1996  $17,642        $23,513           $15,882         $19,121
  12/31/1996  $17,348        $23,047           $15,734         $18,892
   1/31/1997  $17,681        $24,485           $15,783         $19,476
   2/28/1997  $17,672        $24,679           $15,823         $19,548
   3/31/1997  $17,242        $23,667           $15,647         $18,979
   4/30/1997  $17,829        $25,077           $15,882         $19,550
   5/31/1997  $18,526        $26,609           $16,033         $20,352
   6/30/1997  $19,147        $27,794           $16,223         $21,025
   7/31/1997  $20,115        $30,003           $16,661         $22,224
   8/31/1997  $19,496        $28,323           $16,520         $21,519
   9/30/1997  $20,106        $29,872           $16,763         $22,378
  10/31/1997  $20,013        $28,875           $17,006         $21,971
  11/30/1997  $20,462        $30,211           $17,084         $22,375
  12/31/1997  $20,676        $30,731           $17,256         $22,729
   1/31/1998  $20,770        $31,069           $17,477         $22,890
   2/28/1998  $21,536        $33,309           $17,463         $23,799
   3/31/1998  $22,362        $35,015           $17,523         $24,527
   4/30/1998  $22,586        $35,372           $17,614         $24,699
   5/31/1998  $22,341        $34,763           $17,781         $24,449
   6/30/1998  $22,828        $36,175           $17,932         $24,899
   7/31/1998  $22,562        $35,791           $17,970         $24,608
   8/31/1998  $20,834        $30,619           $18,263         $22,486
   9/30/1998  $22,060        $32,582           $18,690         $23,458
  10/31/1998  $22,871        $35,228           $18,591         $24,335
  11/30/1998  $23,693        $37,363           $18,697         $25,226
  12/31/1998  $24,685        $39,515           $18,753         $26,157
   1/31/1999  $25,152        $41,166           $18,886         $26,575
   2/28/1999  $24,737        $39,886           $18,556         $25,937
   3/31/1999  $25,211        $41,482           $18,658         $26,578
   4/30/1999  $25,763        $43,087           $18,718         $27,450
   5/31/1999  $25,507        $42,070           $18,553         $27,027
   6/30/1999  $26,226        $44,405           $18,493         $27,773
   7/31/1999  $25,911        $43,020           $18,414         $27,254
   8/31/1999  $25,448        $42,804           $18,405         $26,968
   9/30/1999  $25,423        $41,632           $18,618         $26,622
  10/31/1999  $25,912        $44,267           $18,687         $27,394
  11/30/1999  $26,008        $45,165           $18,685         $27,690
  12/31/1999  $26,962        $47,821           $18,596         $28,510
   1/31/2000  $26,259        $45,421           $18,534         $27,794
   2/29/2000  $26,261        $44,562           $18,758         $27,728
   3/31/2000  $27,900        $48,920           $19,006         $29,361
   4/30/2000  $27,274        $47,448           $18,951         $28,823
   5/31/2000  $26,516        $46,475           $18,941         $28,552
   6/30/2000  $27,452        $47,618           $19,335         $29,009
   7/31/2000  $27,502        $46,876           $19,511         $28,931
   8/31/2000  $28,500        $49,787           $19,794         $30,221
   9/30/2000  $27,425        $47,158           $19,919         $29,587
  10/31/2000  $27,293        $46,960           $20,051         $29,560
  11/30/2000  $25,977        $43,259           $20,379         $28,487
  12/31/2000  $26,050        $43,471           $20,758         $29,196
   1/31/2001  $26,566        $45,015           $21,099         $29,815
   2/28/2001  $25,089        $40,914           $21,282         $28,658
   3/31/2001  $24,098        $38,324           $21,389         $27,733
   4/30/2001  $25,250        $41,298           $21,299         $28,898

Source: Lipper Analytical Services. Past performance is not indicative of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

The Fund commenced operations on 1/1/97. Performance includes performance of a predecessor account for the period dating back to 4/30/91, and is adjusted to reflect historical expenses at the level indicated (absent reimbursements) in the Expense Summary for the Fund as disclosed in the Prospectus. The account was not registered with the SEC and was not subject to investment restrictions of registered mutual funds. If the account had been registered, performance may have been adversely affected. The Fund is currently waiving fees. The waiver may be terminated, which would reduce returns.

Chart illustrates comparative performance of $10,000 and assumes reinvestment of all distributions. Performance of the indices does not include sales charges, but includes reinvestment of all distributions. The S&P 500 Index is a broad-based index that replicates the U.S. stock market. The Lehman Aggregate Bond Index consists of the Lehman Gov't./Credit Index and the Mortgage-backed Securities Index. The Lipper Balanced Funds Index represents the performance of the 30 largest balanced funds. Investors cannot invest directly in an index.

         JPMorgan SELECT EQUITY INCOME FUND
                  AS OF APRIL 30, 2001 (UNAUDITED)



HOW THE FUND PERFORMED
JPMorgan Select Equity Income Fund, which invests in the income oriented stocks of large U.S. companies, fell 9.43% for the six months ended April 30, 2001. This compares with a loss of 12.06% for the S&P 500 Index.

HOW THE FUND WAS MANAGED
The Fund's conservative investment style served to protect it from the worst of the correction during the six-month period. Having a mandate to invest in stocks with relatively high dividend yields steered the Fund away from some of the expensively valued growth stocks that suffered most. Therefore, there was a fairly low weighting in the Technology Media and Telecom stocks that fell swiftly as the extent of the capital expenditure slowdown became evident.

Consequently, the Fund consistently outperformed its benchmark in every month except one. The exception was January, when the Federal Reserve's surprise interest rate cut ushered in a new market environment. In the weeks that followed, "low quality" value stocks made much of the running, partly because lower interest rates would lead to a reduction in their debt payments. The Fund does not tend to hold this type of stock.

The Fund's best performing sector, Consumer Cyclicals, was also a beneficiary of the lower interest rate environment. In any economic recovery, rising consumer confidence comes directly to the aid of consumer companies, so boosting their profitability. The Fund's leading stocks in this sector were Wal-Mart Stores, Ford Motor Co, and Target, the discount department store group.

Other resilient sectors included Energy and Basic Materials. Energy stocks held up well as energy prices continued at historically high levels. Chevron was the best performing energy stock. The Basic Materials sector, by contrast, is a classic "value" sector where many stocks have been trading at depressed levels for a number of years.

There were also robust performances outside these sectors. Tobacco giant Philip Morris was a strong performer, as the legal worries that have dogged it appeared to dissipate with the arrival of the Bush administration. Similarly, Caterpillar, the manufacturer of heavy machinery, did well. It was a measure of the gloom in the market, however, that most of the Fund's leading performers were notable for falling less than the broad market, rather than making strong gains.

LOOKING AHEAD
The Fund will continue to be conservatively managed. It will continue to invest in companies that have the financial strength to pay attractive dividends. If the economic climate remains uncertain, therefore, it will remain a relatively safe haven.

JPMORGAN SELECT EQUITY INCOME FUND
AS OF APRIL 30, 2001 (UNAUDITED)

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

[CHART]

Technology                                      16.5%
Financial                                       15.2%
Health Care                                     14.9%
Consumer Cyclicals                              13.7%
Utilities                                       12.9%
Capital Goods                                    9.2%
Energy                                           7.3%
Consumer Staples                                 5.9%
Basic Materials                                  2.7%
Cash Equivalents & Short Term Paper              1.7%

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO
1. GENERAL ELECTRIC CO. (4.5%) Develops, manufactures and markets products for the generation, distribution and utilization of electricity. Through General Electric Capital Services, Inc., offers a variety of financial services including mutual fund management, financing, asset management and insurance. It also owns the National Broadcasting Company.

2. INTERNATIONAL BUSINESS MACHINES CORP. (4.2%) Provides technologies, systems, products, services, software and financing. The Company offers its products through its global sales and distribution organization, as well as through a variety of third party distributors and resellers.

3. CITIGROUP, INC. (3.8%) A diversified financial services holding company that provides investment banking, retail brokerage, corporate banking and cash management products and services around the world.

4. AMERICAN INTERNATIONAL GROUP, INC. (3.4%) Writes property, casualty and life insurance and provides a variety of insurance and insurance-related services through its subsidiaries in United States and overseas.

5. MICROSOFT CORP. (3.1%) Develops, manufactures, licenses, sells and supports software products.

6. VERIZON COMMUNICATIONS (3.0%) Provides wireline voice and data services, wireless services, Internet services and published directory information. The Company also provides network services for the federal government including business phone lines, data services, telecommunications equipment and payphones. Verizon has operations worldwide.

7. PFIZER, INC. (2.8%) A research-based, global pharmaceutical company that discovers, develops, manufactures and markets medicines for humans and animals. Its products include prescription pharmaceuticals, non-prescription self-medications and animal health products.

8. SBC COMMUNICATIONS, INC. (2.6%) Provides communications services in the United States and in other countries. The Company provides local and long-distance phone service, wireless and data communications, paging, Internet access, messaging, cable and satellite television, security services and telecommunications equipment.

9. INTEL CORP. (2.6%) Designs, manufactures and sells computer components and related products. Major products include microprocessors, chipsets, embedded processors and microcontrollers, flash memory products, graphics products, network and communication products, systems management software, conferencing products and digital imaging products.

10. EXXON MOBIL CORP. (2.4%) Operates petroleum and petrochemicals businesses on a worldwide basis. Operations include exploration of oil and gas, electric power generation and coal and minerals operations.

Top 10 equity holdings comprised 32.4% of the Portfolio's market value of investments. Portfolio holdings are subject to change at any time.

                                       JPMORGAN SELECT EQUITY INCOME FUND
                                       AS OF APRIL 30, 2001 (UNAUDITED)


AVERAGE ANNUAL TOTAL RETURNS

                                      1 YEAR       5 YEARS      10 YEARS
----------------------------------------------------------------------------
 SELECT EQUITY INCOME                  -10.04%        9.64%        11.97%
----------------------------------------------------------------------------

10-YEAR PERFORMANCE (4/30/91 TO 4/30/01)
[CHART]

                  JPMorgan Select                     Lipper Equity Income
                Equity Income Fund  S&P 500 Index         Funds Index
      4/30/1991   $10,000             $10,000               $10,000
      5/31/1991   $10,420             $10,430               $10,355
      6/30/1991    $9,952              $9,952               $10,006
      7/31/1991   $10,371             $10,416               $10,385
      8/31/1991   $10,604             $10,662               $10,618
      9/30/1991   $10,452             $10,484               $10,627
     10/31/1991   $10,616             $10,624               $10,793
     11/30/1991   $10,097             $10,197               $10,469
     12/31/1991   $11,025             $11,362               $11,301
      1/31/1992   $11,224             $11,150               $11,265
      2/29/1992   $11,532             $11,294               $11,410
      3/31/1992   $11,341             $11,075               $11,258
      4/30/1992   $11,426             $11,400               $11,552
      5/31/1992   $11,482             $11,456               $11,670
      6/30/1992   $11,099             $11,285               $11,571
      7/31/1992   $11,570             $11,745               $11,962
      8/31/1992   $11,254             $11,506               $11,812
      9/30/1992   $11,476             $11,641               $11,905
     10/31/1992   $11,721             $11,681               $11,879
     11/30/1992   $12,371             $12,078               $12,167
     12/31/1992   $12,580             $12,227               $12,402
      1/31/1993   $12,894             $12,329               $12,602
      2/28/1993   $12,979             $12,497               $12,858
      3/31/1993   $13,523             $12,761               $13,253
      4/30/1993   $13,269             $12,452               $13,146
      5/31/1993   $13,792             $12,784               $13,347
      6/30/1993   $13,882             $12,822               $13,491
      7/31/1993   $13,728             $12,770               $13,600
      8/31/1993   $14,234             $13,254               $14,060
      9/30/1993   $14,416             $13,152               $14,071
     10/31/1993   $14,435             $13,424               $14,244
     11/30/1993   $14,013             $13,297               $13,994
     12/31/1993   $14,254             $13,458               $14,245
      1/31/1994   $14,667             $13,915               $14,690
      2/28/1994   $14,366             $13,538               $14,326
      3/31/1994   $13,685             $12,949               $13,753
      4/30/1994   $13,804             $13,115               $13,933
      5/31/1994   $13,948             $13,329               $14,092
      6/30/1994   $13,646             $13,002               $13,884
      7/31/1994   $13,998             $13,429               $14,276
      8/31/1994   $14,484             $13,978               $14,751
      9/30/1994   $14,135             $13,637               $14,473
     10/31/1994   $14,256             $13,942               $14,551
     11/30/1994   $13,636             $13,435               $14,007
     12/31/1994   $13,741             $13,634               $14,114
      1/31/1995   $13,789             $13,987               $14,367
      2/28/1995   $14,478             $14,531               $14,830
      3/31/1995   $14,936             $14,960               $15,180
      4/30/1995   $15,321             $15,399               $15,544
      5/31/1995   $15,922             $16,014               $16,021
      6/30/1995   $16,401             $16,385               $16,234
      7/31/1995   $17,157             $16,928               $16,679
      8/31/1995   $17,282             $16,970               $16,884
      9/30/1995   $17,557             $17,686               $17,409
     10/31/1995   $17,225             $17,623               $17,162
     11/30/1995   $17,996             $18,394               $17,885
     12/31/1995   $18,222             $18,749               $18,326
      1/31/1996   $18,844             $19,387               $18,746
      2/29/1996   $19,106             $19,567               $18,883
      3/31/1996   $19,476             $19,755               $19,121
      4/30/1996   $19,551             $20,045               $19,297
      5/31/1996   $19,805             $20,561               $19,582
      6/30/1996   $19,914             $20,639               $19,612
      7/31/1996   $19,284             $19,726               $18,970
      8/31/1996   $19,772             $20,143               $19,399
      9/30/1996   $20,543             $21,275               $20,113
     10/31/1996   $21,131             $21,862               $20,588
     11/30/1996   $22,456             $23,513               $21,763
     12/31/1996   $22,319             $23,047               $21,624
      1/31/1997   $23,527             $24,485               $22,415
      2/28/1997   $23,806             $24,679               $22,725
      3/31/1997   $23,012             $23,667               $21,988
      4/30/1997   $23,775             $25,077               $22,644
      5/31/1997   $25,072             $26,609               $23,948
      6/30/1997   $26,177             $27,794               $24,853
      7/31/1997   $27,561             $30,003               $26,349
      8/31/1997   $26,609             $28,323               $25,506
      9/30/1997   $28,227             $29,872               $26,799
     10/31/1997   $27,626             $28,875               $26,014
     11/30/1997   $28,554             $30,211               $26,878
     12/31/1997   $29,299             $30,731               $27,499
      1/31/1998   $29,190             $31,069               $27,488
      2/28/1998   $30,148             $33,309               $28,972
      3/31/1998   $31,736             $35,015               $30,284
      4/30/1998   $31,407             $35,372               $30,269
      5/31/1998   $31,106             $34,763               $29,897
      6/30/1998   $31,209             $36,175               $30,139
      7/31/1998   $30,211             $35,791               $29,361
      8/31/1998   $26,231             $30,619               $25,820
      9/30/1998   $28,054             $32,582               $27,148
     10/31/1998   $29,732             $35,228               $28,752
     11/30/1998   $30,848             $37,363               $29,968
     12/31/1998   $32,781             $39,515               $30,736
      1/31/1999   $33,023             $41,166               $30,696
      2/28/1999   $32,056             $39,886               $30,128
      3/31/1999   $32,322             $41,482               $30,763
      4/30/1999   $34,249             $43,087               $32,948
      5/31/1999   $33,552             $42,070               $32,486
      6/30/1999   $34,651             $44,405               $33,510
      7/31/1999   $33,623             $43,020               $32,662
      8/31/1999   $32,433             $42,804               $31,901
      9/30/1999   $31,629             $41,632               $30,772
     10/31/1999   $32,164             $44,267               $31,809
     11/30/1999   $32,550             $45,165               $31,630
     12/31/1999   $33,620             $47,821               $32,023
      1/31/2000   $32,756             $45,421               $30,809
      2/29/2000   $31,915             $44,562               $29,074
      3/31/2000   $34,863             $48,920               $31,764
      4/30/2000   $34,434             $47,448               $31,522
      5/31/2000   $33,835             $46,475               $31,998
      6/30/2000   $34,501             $47,618               $31,310
      7/31/2000   $33,973             $46,876               $31,492
      8/31/2000   $35,811             $49,787               $33,337
      9/30/2000   $34,074             $47,158               $33,264
     10/31/2000   $34,202             $46,960               $33,963
     11/30/2000   $32,403             $43,259               $32,767
     12/31/2000   $32,843             $43,471               $34,409
      1/31/2001   $32,807             $45,015               $34,694
      2/28/2001   $30,534             $40,914               $33,536
      3/31/2001   $28,860             $38,324               $32,308
      4/30/2001   $30,977             $41,298               $33,985

Source: Lipper Analytical Services. Past performance is not indicative of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

The Fund commenced operations on 1/1/97. Performance includes performance of a predecessor account for the period dating back to 4/30/91, and is adjusted to reflect historical expenses at the level indicated (absent reimbursements) in the Expense Summary for the Fund as disclosed in the Prospectus. The account was not registered with the SEC and was not subject to investment restrictions of registered mutual funds. If the account had been registered, performance may have been adversely affected.

The Fund is currently waiving fees. The waiver may be terminated, which would reduce returns.

Chart illustrates comparative performance of $10,000 and assumes reinvestment of all distributions. Performance of the indices does not include sales charges, but includes reinvestment of all distributions. The S&P 500 Index is a broad-based index that replicates the U.S. stock market. The Lipper Equity Income Funds Index represents the 30 largest funds that invest in equity income stocks. Investors cannot invest directly in an index.

         JPMorgan SELECT LARGE CAP EQUITY FUND
                  AS OF APRIL 30, 2001 (UNAUDITED)



HOW THE FUND PERFORMED
JPMorgan Select Large Cap Equity Fund, which invests in large U.S. stocks with attractive fundamentals, fell 15.41% for the six months ended April 30, 2001. This compares with a loss of 12.06% for the S&P 500 Index.

HOW THE FUND WAS MANAGED
Large capitalization stocks suffered a sharp correction during the six months. Stock price falls were particularly acute among growth stocks, where the technology spending slowdown led to significantly lower valuations. Although this Fund has a core style, it has a marginal leaning towards growth stocks, which caused it to underperform the S&P 500 Index.

Many of the Fund's holdings were the "blue chip" technology stocks that fell particularly heavily. These stocks had, in many cases, withstood the technology corrections in the second and third quarters of 2000. They fell swiftly, however, when the extent of the slowdown in technology spending became clear in the final quarter.

Holdings included technology stalwarts like Cisco Systems, EMC, Sun Microsystems, Intel, Nortel Network and Oracle. All registered substantial falls as it became clear that the earnings growth rates implicit in their share prices were wildly optimistic. The worst performer was Cisco Systems, which had briefly become the world's largest company by market capitalization in 2000.

Additionally, some of the smaller technology names like Corning and Sanmina fell. Corning manufactures components for technology and telecom companies, while Sanmina is a contract manufacturing company for the electronics industry. Both experienced share price falls in sympathy with the shrinkage in tech-related capital expenditure.

Among the Fund's top performing holdings were names from a variety of sectors. In particular, a move back into semiconductor stocks like KLA-Tencor and Novellus Systems proved prescient, as these bounced back from depressed levels. There were also strong performances from Philip Morris, Wal-Mart Stores, BJ Services, United Healthcare and IBM.

LOOKING AHEAD
The Fund has been marginally repositioned to decrease its exposure to the largest S&P 500 companies. Much of the money raised from reducing these holdings has been invested in mid cap securities like BJ Services, Bed Bath & Beyond, and Tricon Global Restaurants. There has also been an increase in the exposure to financials, which should benefit from falling interest rates. Finally, the Fund remains slightly overweight in technology stocks, as these may experience the most marked rebound in any sustained rally.

                                    JPMORGAN SELECT LARGE CAP EQUITY FUND
                                    AS OF APRIL 30, 2001 (UNAUDITED)

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

[CHART]

Technology                                      21.3%
Consumer Cyclicals                              18.9%
Financial                                       16.0%
Health Care                                     13.0%
Utilities                                        8.9%
Energy                                           8.3%
Capital Goods                                    7.2%
Consumer Staples                                 2.4%
Basic Materials                                  1.5%
Cash Equivalents & Short Term Paper              1.4%
Transportation                                   1.1%

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

1. GENERAL ELECTRIC CO. (4.4%) Develops, manufactures and markets products for the generation, distribution and utilization of electricity. Through General Electric Capital Services, Inc., offers a variety of financial services including mutual fund management, financing, asset management and insurance. It also owns the National Broadcasting Company.

2. MICROSOFT CORP. (3.7%) Develops, manufactures, licenses, sells and supports software products.

3. PFIZER, INC. (3.0%) A research-based, global pharmaceutical company that discovers, develops, manufactures and markets medicines for humans and animals. Its products include prescription pharmaceuticals, non-prescription self-medications and animal health products.

4. CITIGROUP, INC. (2.8%) A diversified financial services holding company that provides investment banking, retail brokerage, corporate banking, cash management products and services around the world.

5. EXXON MOBIL CORP. (2.7%) Operates petroleum and petrochemicals businesses on a worldwide basis. Operations include exploration and production of oil and gas, electric power generation and coal and minerals operations. Also manufactures and markets fuels, lubes and chemicals.

6. INTERNATIONAL BUSINESS MACHINES CORP. (2.4%) Provides technologies, systems, products, services, software and financing. The Company offers its products through its global sales and distribution organization, as well as through a variety of third party distributors and resellers.

7. INTEL CORP. (2.3%) Designs, manufactures and sells computer components and related products. Major products include microprocessors, chipsets, embedded processors and microcontrollers, flash memory products, graphics products, network and communication products, systems management software, conferencing products and digital imaging products.

8. WAL-MART STORES, INC. (2.2%) Operates discount stores and Supercenters as well as Sam's Clubs which offer merchandise such as apparel, housewares, small appliances, electronics and hardware.

9. AOL TIME WARNER, INC. (2.2%) Is a global company delivering entertainment, news and Internet brands across converging media platforms. The Company conducts operations in cable systems, interactive services, publishing, music, cable networks and filmed entertainment.

10. WALGREEN CO. (2.2%) Operates retail drugstores. The Company's stores sell prescription and nonprescription drugs, general merchandise, liquor and beverages, cosmetics and tobacco products.

Top 10 equity holdings comprised 27.9% of the Portfolio's market value of investments. Portfolio holdings are subject to change at any time.

JPMORGAN SELECT LARGE CAP EQUITY FUND
AS OF APRIL 30, 2001 (UNAUDITED)


AVERAGE ANNUAL TOTAL RETURNS

                                      1 YEAR       5 YEARS      10 YEARS
----------------------------------------------------------------------------
 SELECT LARGE CAP EQUITY               -18.30%       12.02%        12.28%
----------------------------------------------------------------------------

10-YEAR PERFORMANCE (4/30/91 TO 4/30/01)

[CHART]

                   JPMorgan Select                     Lipper Large-Cap
                Large Cap Equity Fund  S&P 500 Index   Core Funds Index
      4/30/1991        $10,000           $10,000           $10,000
      5/31/1991        $10,411           $10,430           $10,432
      6/30/1991         $9,887            $9,952            $9,927
      7/31/1991        $10,386           $10,416           $10,400
      8/31/1991        $10,723           $10,662           $10,659
      9/30/1991        $10,559           $10,484           $10,554
     10/31/1991        $10,705           $10,624           $10,760
     11/30/1991        $10,280           $10,197           $10,349
     12/31/1991        $11,586           $11,362           $11,456
      1/31/1992        $11,306           $11,150           $11,405
      2/29/1992        $11,358           $11,294           $11,612
      3/31/1992        $11,078           $11,075           $11,356
      4/30/1992        $11,256           $11,400           $11,474
      5/31/1992        $11,348           $11,456           $11,531
      6/30/1992        $11,112           $11,285           $11,291
      7/31/1992        $11,596           $11,745           $11,680
      8/31/1992        $11,386           $11,506           $11,469
      9/30/1992        $11,526           $11,641           $11,605
     10/31/1992        $11,620           $11,681           $11,703
     11/30/1992        $12,006           $12,078           $12,181
     12/31/1992        $12,119           $12,227           $12,339
      1/31/1993        $12,098           $12,329           $12,486
      2/28/1993        $12,131           $12,497           $12,524
      3/31/1993        $12,411           $12,761           $12,862
      4/30/1993        $12,086           $12,452           $12,621
      5/31/1993        $12,359           $12,784           $12,948
      6/30/1993        $12,392           $12,822           $13,017
      7/31/1993        $12,313           $12,770           $12,967
      8/31/1993        $12,730           $13,254           $13,446
      9/30/1993        $12,653           $13,152           $13,446
     10/31/1993        $12,895           $13,424           $13,654
     11/30/1993        $12,816           $13,297           $13,438
     12/31/1993        $13,074           $13,458           $13,746
      1/31/1994        $13,568           $13,915           $14,189
      2/28/1994        $13,177           $13,538           $13,922
      3/31/1994        $12,602           $12,949           $13,282
      4/30/1994        $12,732           $13,115           $13,409
      5/31/1994        $12,894           $13,329           $13,515
      6/30/1994        $12,617           $13,002           $13,158
      7/31/1994        $12,919           $13,429           $13,553
      8/31/1994        $13,416           $13,978           $14,037
      9/30/1994        $13,032           $13,637           $13,742
     10/31/1994        $13,279           $13,942           $13,963
     11/30/1994        $12,815           $13,435           $13,472
     12/31/1994        $12,886           $13,634           $13,597
      1/31/1995        $13,028           $13,987           $13,836
      2/28/1995        $13,585           $14,531           $14,312
      3/31/1995        $13,938           $14,960           $14,669
      4/30/1995        $14,161           $15,399           $14,991
      5/31/1995        $14,676           $16,014           $15,476
      6/30/1995        $15,011           $16,385           $15,883
      7/31/1995        $15,642           $16,928           $16,424
      8/31/1995        $15,744           $16,970           $16,449
      9/30/1995        $16,057           $17,686           $17,064
     10/31/1995        $15,791           $17,623           $16,986
     11/30/1995        $16,459           $18,394           $17,650
     12/31/1995        $16,634           $18,749           $17,916
      1/31/1996        $17,153           $19,387           $18,443
      2/29/1996        $17,470           $19,567           $18,668
      3/31/1996        $17,862           $19,755           $18,838
      4/30/1996        $18,059           $20,045           $19,111
      5/31/1996        $18,368           $20,561           $19,491
      6/30/1996        $18,297           $20,639           $19,519
      7/31/1996        $17,498           $19,726           $18,720
      8/31/1996        $17,994           $20,143           $19,145
      9/30/1996        $18,882           $21,275           $20,137
     10/31/1996        $19,192           $21,862           $20,538
     11/30/1996        $20,513           $23,513           $21,869
     12/31/1996        $19,940           $23,047           $21,466
      1/31/1997        $21,293           $24,485           $22,640
      2/28/1997        $21,338           $24,679           $22,613
      3/31/1997        $20,412           $23,667           $21,645
      4/30/1997        $21,495           $25,077           $22,844
      5/31/1997        $22,811           $26,609           $24,231
      6/30/1997        $23,625           $27,794           $25,283
      7/31/1997        $25,684           $30,003           $27,280
      8/31/1997        $24,668           $28,323           $25,892
      9/30/1997        $25,821           $29,872           $27,225
     10/31/1997        $25,302           $28,875           $26,386
     11/30/1997        $26,189           $30,211           $27,249
     12/31/1997        $26,824           $30,731           $27,745
      1/31/1998        $26,725           $31,069           $28,020
      2/28/1998        $28,684           $33,309           $30,007
      3/31/1998        $30,041           $35,015           $31,492
      4/30/1998        $30,363           $35,372           $31,810
      5/31/1998        $29,741           $34,763           $31,266
      6/30/1998        $30,652           $36,175           $32,751
      7/31/1998        $30,039           $35,791           $32,486
      8/31/1998        $25,446           $30,619           $27,623
      9/30/1998        $27,505           $32,582           $28,996
     10/31/1998        $29,496           $35,228           $31,170
     11/30/1998        $30,762           $37,363           $33,025
     12/31/1998        $33,036           $39,515           $35,218
      1/31/1999        $33,973           $41,166           $36,450
      2/28/1999        $32,671           $39,886           $35,324
      3/31/1999        $33,702           $41,482           $36,744
      4/30/1999        $35,576           $43,087           $37,729
      5/31/1999        $35,332           $42,070           $36,729
      6/30/1999        $36,688           $44,405           $38,778
      7/31/1999        $35,411           $43,020           $37,642
      8/31/1999        $34,491           $42,804           $37,258
      9/30/1999        $33,848           $41,632           $36,249
     10/31/1999        $35,502           $44,267           $38,471
     11/30/1999        $36,386           $45,165           $39,413
     12/31/1999        $38,751           $47,821           $42,034
      1/31/2000        $37,190           $45,421           $40,336
      2/29/2000        $36,974           $44,562           $40,324
      3/31/2000        $40,339           $48,920           $43,828
      4/30/2000        $38,978           $47,448           $42,395
      5/31/2000        $37,157           $46,475           $41,314
      6/30/2000        $38,997           $47,618           $42,826
      7/31/2000        $38,884           $46,876           $42,158
      8/31/2000        $40,909           $49,787           $45,067
      9/30/2000        $38,169           $47,158           $42,669
     10/31/2000        $37,637           $46,960           $42,174
     11/30/2000        $34,246           $43,259           $38,463
     12/31/2000        $33,999           $43,471           $38,932
      1/31/2001        $34,798           $45,015           $40,034
      2/28/2001        $31,499           $40,914           $36,307
      3/31/2001        $29,379           $38,324           $34,077
      4/30/2001        $31,844           $41,298           $36,667

Source: Lipper Analytical Services. Past performance is not indicative of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

The Fund commenced operations on 1/1/97. Performance includes performance of a predecessor account for the period dating back to 4/30/91, and is adjusted to reflect historical expenses at the level indicated (absent reimbursements) in the Expense Summary for the Fund as disclosed in the Prospectus. The account was not registered with the SEC and was not subject to investment restrictions of registered mutual funds. If the account had been registered, performance may have been adversely affected. The Fund is currently waiving fees. The waiver may be terminated, which would reduce returns.

Chart illustrates comparative performance of $10,000 and assumes reinvestment of all distributions. Performance of the indices does not include sales charges, but includes reinvestment of all distributions. The S&P 500 Index is a broad-based index that replicates the U.S. stock market. The Lipper Large-Cap Core Funds Index represents the performance of the 30 largest funds that invest in a blend of both value and growth large-cap stocks. Investors cannot invest directly in an index.

JPMorgan SELECT LARGE CAP GROWTH FUND
AS OF APRIL 30, 2001 (UNAUDITED)

HOW THE FUND PERFORMED

JPMorgan Select Large Cap Growth Fund, which focuses on strong earnings momentum and profitability within the universe of growth-oriented stocks, fell 20.68% for the six months ended April 30, 2001. This compares with a loss of 23.08% for the S&P 500/BARRA Growth Index.

HOW THE FUND WAS MANAGED

Large-cap stocks suffered a sharp correction during the six months. Stock price falls were particularly acute among growth stocks, where the technology spending slowdown led to significantly lower valuations.

Many of the Fund's holdings were the `blue chip' technology stocks that fell particularly heavily. These stocks had, in many cases, withstood the technology corrections in the second and third quarters of 2000. They fell swiftly, however, when the extent of the slowdown in technology spending became clear in the final quarter.

Holdings included technology stalwarts like Cisco Systems, EMC, Sun Microsystems, Intel, Nortel Network and Oracle. All registered substantial falls as it became clear that the earnings growth rates implicit in their share prices were wildly optimistic. The worst performer was Cisco Systems, which had briefly become the world's largest company by market capitalization in 2000.

Additionally, some of the smaller technology names like Corning and Sanmina fell. Corning manufactures components for technology and telecom companies, while Sanmina is a contract manufacturing company for the electronics industry. Both experienced share price falls in sympathy with the shrinkage in tech-related capital expenditure.

Among the Fund's top performing holdings were names from a variety of sectors. In particular, a move back into semiconductor stocks like KLA-Tencor and Novellus Systems proved prescient, as these bounced back from depressed levels. There were also strong performances from Philip Morris, Wal-Mart Stores, BJ Services, United Healthcare and IBM.

LOOKING AHEAD

The Fund has decreased exposure to the largest S&P 500 companies. There has also been an increase in the exposure to financials, which should benefit from falling interest rates. Finally, the Fund remains slightly overweight in technology stocks, as these may experience the most marked rebound in any sustained rally.

JPMORGAN SELECT LARGE CAP GROWTH FUND
AS OF APRIL 30, 2001 (UNAUDITED)

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

[CHART]


Technology                                      34.0%
Health Care                                     22.7%
Consumer Cyclicals                              18.0%
Financial                                       10.5%
Capital Goods                                    5.1%
Consumer Staples                                 3.8%
Energy                                           2.6%
Utilities                                        2.2%
Cash Equivalents & Short Term Paper              1.1%


TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

1. MICROSOFT CORP. (7.6%) Develops, manufactures, licenses, sells and supports software products.

2. PFIZER, INC. (5.3%) A research-based, global pharmaceutical company that discovers, develops, manufactures and markets medicines for humans and animals. Its products include prescription pharmaceuticals, non-prescription self-medications and animal health products.

3. GENERAL ELECTRIC CO. (5.1%) Develops, manufactures and markets products for the generation, distribution and utilization of electricity. Through General Electric Capital Services, Inc., offers a variety of financial services including mutual fund management, financing, asset management and insurance. It also owns the National Broadcasting Company.

4. INTERNATIONAL BUSINESS MACHINES CORP. (4.5%) Provides technologies, systems, products, services, software and financing. The Company offers its products through its global sales and distribution organization, as well as through a variety of third party distributors and resellers.

5. INTEL CORP. (4.4%) Designs, manufactures and sells computer components and related products. Major products include microprocessors, chipsets, embedded processors and microcontrollers, flash memory products, graphics products, network and communication products, systems management software, conferencing products and digital imaging products.

6. MERRILL LYNCH & CO., INC. (4.3%) Provides a variety of financial and investment services through offices around the world. The Company serves the needs of both individual and institutional clients with a diverse range of financial services including personal financial planning, trading and brokering, banking and lending and insurance.

7. WAL-MART STORES, INC. (4.3%) Operates discount stores and Supercenters as well as Sam's Clubs which offer merchandise such as apparel, housewares, small appliances, electronics and hardware.

8. GOLDMAN SACHS GROUP, INC. (3.6%) Is a global investment banking and securities firm specializing in investment banking, trading and principal investments, and asset management and securities services. The Company provides services to corporations, financial institutions, governments and high-net worth individuals.

9. MERCK & CO., INC. (3.4%) Is a global pharmaceutical company that discovers, develops, manufactures and markets a broad range of human and animal health products. The Company also provides pharmaceutical benefit services.

10. TRICON GLOBAL RESTAURANTS, INC. (3.3%) Owns and franchises approximately 30,000 quick service restaurants in 100 countries and territories. The Company's restaurants include KFC, Pizza Hut, Taco Bell and other Mexican restaurants.

Top 10 equity holdings comprised 45.8% the Portfolio's market value of investments. Portfolio holdings are subject to change at any time.

                                           JPMORGAN SELECT LARGE CAP GROWTH FUND
                                                AS OF APRIL 30, 2001 (UNAUDITED)

AVERAGE ANNUAL TOTAL RETURNS


                                      1 YEAR       5 YEARS      10 YEARS
 SELECT LARGE CAP GROWTH               -31.30%       14.15%        13.83%


10-YEAR PERFORMANCE (4/30/91 TO 4/30/01)

[CHART]


                      JPMorgan Select Large    S&P 500/BARRA            Lipper Large-Cap
                            Cap Growth Fund     Growth Index          Growth Funds Index
      4/30/1991                 $10,000            $10,000                 $10,000
      5/31/1991                 $10,519            $10,378                 $10,377
      6/30/1991                 $10,046             $9,944                  $9,811
      7/31/1991                 $10,385            $10,476                 $10,350
      8/31/1991                 $10,666            $10,814                 $10,702
      9/30/1991                 $10,342            $10,577                 $10,593
     10/31/1991                 $10,481            $10,706                 $10,761
     11/30/1991                 $10,114            $10,433                 $10,377
     12/31/1991                 $11,373            $11,903                 $11,613
      1/31/1992                 $11,013            $11,485                 $11,592
      2/29/1992                 $11,280            $11,553                 $11,666
      3/31/1992                 $10,992            $11,285                 $11,275
      4/30/1992                 $11,242            $11,404                 $11,219
      5/31/1992                 $11,286            $11,493                 $11,340
      6/30/1992                 $11,018            $11,255                 $11,009
      7/31/1992                 $11,503            $11,763                 $11,408
      8/31/1992                 $11,424            $11,628                 $11,208
      9/30/1992                 $11,752            $11,765                 $11,409
     10/31/1992                 $11,968            $11,942                 $11,639
     11/30/1992                 $12,385            $12,423                 $12,233
     12/31/1992                 $12,300            $12,505                 $12,413
      1/31/1993                 $12,163            $12,371                 $12,466
      2/28/1993                 $12,217            $12,270                 $12,240
      3/31/1993                 $12,529            $12,444                 $12,631
      4/30/1993                 $12,262            $11,870                 $12,240
      5/31/1993                 $12,522            $12,292                 $12,703
      6/30/1993                 $12,331            $12,188                 $12,805
      7/31/1993                 $12,312            $11,937                 $12,718
      8/31/1993                 $12,720            $12,373                 $13,245
      9/30/1993                 $12,719            $12,183                 $13,444
     10/31/1993                 $12,912            $12,636                 $13,597
     11/30/1993                 $12,838            $12,627                 $13,323
     12/31/1993                 $13,152            $12,715                 $13,737
      1/31/1994                 $13,548            $12,987                 $14,237
      2/28/1994                 $13,295            $12,755                 $14,006
      3/31/1994                 $12,676            $12,166                 $13,322
      4/30/1994                 $12,695            $12,222                 $13,387
      5/31/1994                 $12,975            $12,420                 $13,467
      6/30/1994                 $12,683            $12,155                 $12,965
      7/31/1994                 $13,007            $12,543                 $13,337
      8/31/1994                 $13,457            $13,213                 $14,021
      9/30/1994                 $13,116            $13,024                 $13,687
     10/31/1994                 $13,449            $13,328                 $14,038
     11/30/1994                 $13,155            $12,891                 $13,520
     12/31/1994                 $13,477            $13,114                 $13,625
      1/31/1995                 $13,790            $13,439                 $13,732
      2/28/1995                 $14,416            $13,963                 $14,204
      3/31/1995                 $14,797            $14,401                 $14,607
      4/30/1995                 $15,015            $14,776                 $15,006
      5/31/1995                 $15,416            $15,305                 $15,503
      6/30/1995                 $15,898            $15,890                 $16,295
      7/31/1995                 $16,349            $16,397                 $17,181
      8/31/1995                 $16,551            $16,344                 $17,278
      9/30/1995                 $17,125            $17,151                 $17,919
     10/31/1995                 $16,967            $17,288                 $17,816
     11/30/1995                 $17,904            $17,911                 $18,378
     12/31/1995                 $17,948            $18,114                 $18,385
      1/31/1996                 $18,263            $18,805                 $18,926
      2/29/1996                 $18,534            $18,977                 $19,351
      3/31/1996                 $18,642            $18,898                 $19,361
      4/30/1996                 $18,845            $19,265                 $19,822
      5/31/1996                 $19,073            $19,974                 $20,407
      6/30/1996                 $19,128            $20,222                 $20,223
      7/31/1996                 $17,922            $19,290                 $19,141
      8/31/1996                 $18,332            $19,576                 $19,715
      9/30/1996                 $19,352            $20,934                 $21,087
     10/31/1996                 $19,527            $21,389                 $21,351
     11/30/1996                 $21,133            $22,987                 $22,732
     12/31/1996                 $20,541            $22,456                 $22,169
      1/31/1997                 $21,036            $24,214                 $23,574
      2/28/1997                 $20,806            $24,417                 $23,235
      3/31/1997                 $20,061            $23,257                 $22,045
      4/30/1997                 $21,433            $25,135                 $23,255
      5/31/1997                 $23,051            $26,623                 $24,834
      6/30/1997                 $24,183            $27,973                 $25,875
      7/31/1997                 $26,595            $30,188                 $28,349
      8/31/1997                 $25,187            $28,179                 $26,804
      9/30/1997                 $26,432            $29,616                 $28,283
     10/31/1997                 $25,743            $28,724                 $27,302
     11/30/1997                 $26,681            $30,247                 $27,908
     12/31/1997                 $27,293            $30,619                 $28,287
      1/31/1998                 $27,690            $31,648                 $28,788
      2/28/1998                 $30,027            $33,847                 $30,987
      3/31/1998                 $31,305            $35,597                 $32,428
      4/30/1998                 $32,251            $35,896                 $32,973
      5/31/1998                 $31,327            $35,175                 $32,235
      6/30/1998                 $33,216            $37,679                 $34,078
      7/31/1998                 $32,865            $37,656                 $34,061
      8/31/1998                 $28,201            $32,757                 $28,499
      9/30/1998                 $30,520            $34,949                 $30,571
     10/31/1998                 $33,239            $37,881                 $32,543
     11/30/1998                 $35,272            $40,446                 $34,779
     12/31/1998                 $38,443            $43,523                 $38,604
      1/31/1999                 $41,193            $46,183                 $41,110
      2/28/1999                 $39,772            $44,372                 $39,420
      3/31/1999                 $42,305            $46,520                 $41,659
      4/30/1999                 $42,917            $46,432                 $41,801
      5/31/1999                 $41,559            $45,076                 $40,417
      6/30/1999                 $44,658            $48,303                 $43,226
      7/31/1999                 $43,814            $46,777                 $41,869
      8/31/1999                 $44,488            $47,427                 $41,877
      9/30/1999                 $44,178            $46,621                 $41,454
     10/31/1999                 $46,462            $49,847                 $44,634
     11/30/1999                 $48,283            $51,980                 $46,839
     12/31/1999                 $52,792            $55,827                 $52,042
      1/31/2000                 $50,132            $52,131                 $49,956
      2/29/2000                 $53,059            $53,226                 $52,583
      3/31/2000                 $56,041            $58,149                 $56,275
      4/30/2000                 $53,164            $55,271                 $51,919
      5/31/2000                 $48,683            $53,016                 $48,928
      6/30/2000                 $53,200            $57,294                 $52,162
      7/31/2000                 $51,636            $54,745                 $51,104
      8/31/2000                 $55,390            $57,914                 $55,524
      9/30/2000                 $48,472            $52,262                 $51,288
     10/31/2000                 $46,046            $50,903                 $48,574
     11/30/2000                 $40,599            $45,492                 $42,056
     12/31/2000                 $39,750            $43,522                 $41,795
      1/31/2001                 $41,742            $44,763                 $43,011
      2/28/2001                 $36,027            $39,503                 $36,353
      3/31/2001                 $32,655            $35,944                 $32,576
      4/30/2001                 $36,517            $39,157                 $36,075


Source: Lipper Analytical Services. Past performance is not indicative of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

The Fund commenced operations on 1/1/97. Performance includes performance of a predecessor account for the period dating back to 4/30/91, and is adjusted to reflect historical expenses at the level indicated (absent reimbursements) in the Expense Summary for the Fund as disclosed in the Prospectus. The account was not registered with the SEC and was not subject to investment restrictions of registered mutual funds. If the account had been registered, performance may have been adversely affected. The Fund is currently waiving fees. The waiver may be terminated, which would reduce returns.

Chart illustrates comparative performance of $10,000 and assumes reinvestment of all distributions. Performance of the indices does not include sales charges, but includes reinvestment of all distributions. The S&P 500/BARRA Growth Index contains large U.S. companies with high price-to-book ratios relative to the S&P 500 Index. The Lipper Large-Cap Growth Funds Index represents the performance of the 30 largest funds that invest in large-cap growth stocks. Investors cannot invest directly in an index.

JPMorgan SELECT MID CAP EQUITY FUND
AS OF APRIL 30, 2001 (UNAUDITED)

HOW THE FUND PERFORMED

JPMorgan Select Mid Cap Equity Fund, which seeks capital gains from a portfolio of mid cap stocks, fell 4.13% for the six months ended April 30, 2001. This compares with a loss of 1.40% for the S&P MidCap 400 Index.

HOW THE FUND WAS MANAGED

Mid cap stocks weathered the turbulent six months considerably better than the broad, large cap universe. While the S&P 500 Index fell 12.06%, the mid cap universe registered far smaller declines--as demonstrated by the marginal loss in the S&P MidCap 400 Index and a larger 4.86% fall in the Russell MidCap Index.

Broadly speaking, the superior performance of mid caps was caused by their more attractive risk/reward characteristics. Forecast earnings growth for mid caps is at least as strong as that for large caps, but they have been trading on much lower valuations. Therefore, they fared better at a time when investors were shying away from risk.

Consumer stocks did well in a period when falling interest rates appeared to prime consumer spending. Additionally, some of the portfolio's consumer stocks have solid earnings growth rates. Among the leading holdings in this area were BJ's Wholesale Club, Jones Apparel Group, Lennar, and Harrahs Entertainment. Additionally, market research company AC Nielsen was acquired at a premium by Dutch media group VNU.

Energy was another strong sector. Historically high oil and gas prices have boosted both earnings and stock prices. Among the leading names were Noble Drilling, Talisman Energy, Cooper Cameron and BJ Services. Again, the takeover of a portfolio holding, Tosco, by Phillips Petroleum, helped performance.

By contrast, Information Technology was a significant drag on performance. Axciom, a database company, fell heavily, as did diversified technology company PerkinElmer. Another stock that significantly hurt performance was Applied Power, an electronics contract manufacturing company. Even so, there were a few buoyant performances from technology stocks, including Intersil and Affiliated Computer.

The other disappointing sector was Healthcare. After exceptionally strong performances for most of 2000, biotechnology stocks started to fall back in September. Among the Fund's biotechnology names were Medimmune and Sepracor.

LOOKING AHEAD

Mid caps remain more attractively valued than large cap stocks. Even so, with earnings estimates falling across the board, the outlook is uncertain. The Fund, consequently, has a fairly defensive portfolio. Its technology weight is less than that of the S&P 400 Index. And, while the Fund retains a core style, it has a marginal value leaning.

                                             JPMORGAN SELECT MID CAP EQUITY FUND
                                             AS OF APRIL 30, 2001 (UNAUDITED)

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

[CHART]


Consumer Cyclicals                              22.0%
Health Care                                     16.6%
Financial                                       15.4%
Technology                                      12.8%
Energy                                          11.3%
Utilities                                        6.6%
Cash Equivalents & Short Term Paper              5.3%
Capital Goods                                    3.9%
Basic Materials                                  2.5%
Consumer Staples                                 1.6%
Transportation                                   1.1%
Real Estate                                      0.9%

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

1. RADIAN GROUP, INC. (3.0%) Provides private mortgage insurance and risk management services to mortgage lenders nationwide. The Company's services increase home ownership opportunities by helping people to buy homes with down payments of less than 20%. Private mortgage insurance protects lenders from default-related losses and facilitates the sale of loans.

2. BJ'S WHOLESALE CLUB, INC. (2.5%) Is a merchandise wholesale club chain. It sells brand name food and general merchandise at discounted prices through clubs in the eastern United States.

3. CONCORD EFS, INC. (2.4%) Provides electronic transaction authorization, processing, settlement and funds transfer services across the United States. The Company provides merchant card services, as well as automated teller machine services. Concord markets its services to supermarket chains, financial institutions, petroleum and convenience stores, the trucking industry and other retailers.

4. HEALTH MANAGEMENT ASSOCIATES, INC. (2.2%) Operates general acute care hospitals in rural communities located primarily in the southeastern and southwestern United States. The Company's facilities offer a wide range of medical and surgical services.

5. AFFILIATED COMPUTER SERVICES, INC., (2.2%) Provides a variety of business services. Services include business process outsourcing, electronic commerce, technology outsourcing, and professional and systems integrations services. The Company's services are provided to customers with time-critical, transaction-intensive information processing needs.

6. TOSCO CORP. (2.2%) Refines and markets petroleum products in the United States, operating primarily on the East and West Coasts. The Company's refineries process crude oil, feedstocks, and blendstocks into various petroleum products. Tosco operates a retail distribution network and also company-controlled convenience stores.

7. BRINKER INTERNATIONAL, INC. (2.2%) Operates, develops and franchises Chili's Grill & Bar, Romano's Macaroni Grill, On the Border Mexican Cafe, Cozymel's Coastal Mexican Grill, Maggiano's Little Italy and Corner Bakery Cafe restaurant concepts. The Company is also involved in the operation and development of the Eatzi's Market and Bakery, Big Bowl and Wildfire concepts.

8. GLOBAL MARINE, INC. (2.2%) Provides offshore drilling services on a day rate basis and consists of cantilevered jackups, semi-submersibles, and drillships. Its operations are primarily in the Gulf of Mexico and the North Sea.

9. ACE LTD (BERMUDA) (2.2%) Is the holding company for the Ace Group of Companies, a property and casualty insurance business. The Group provides a diversified range of products and services to clients through operations in countries around the world. Ace provides specialty insurance and reinsurance products such as agri-business, information technology, marine and property catastrophe insurance.

10. COOPER CAMERON CORP. (2.0%) Manufactures oil and gas pressure control equipment, including valves, wellheads, chokes, blowout preventers, and assembled systems. The Company's equipment is used for oil and gas drilling, production, and transmission used in onshore, offshore and subsea applications. Cooper also manufactures gas turbines, centrifugal gas and air compressors and other products.

Top 10 equity holdings comprised 23.1% of the Portfolio's market value of investments. Portfolio holdings are subject to change at any time.

JPMORGAN SELECT MID CAP EQUITY FUND
AS OF APRIL 30, 2001 (UNAUDITED)

AVERAGE ANNUAL TOTAL RETURNS


                                      1 YEAR       5 YEARS      10 YEARS
 SELECT MID CAP EQUITY FUND              1.57%       13.27%        14.60%

10-YEAR PERFORMANCE (4/30/91 TO 4/30/01)

[CHART]

                      JPMorgan Select Mid   S&P MidCap    Lipper Mid-Cap Core
                          Cap Equity Fund   400 Index           Funds Index
      4/30/1991               $10,000      $10,000               $10,000
      5/31/1991               $10,442      $10,461               $10,490
      6/30/1991                $9,903       $9,930                $9,935
      7/31/1991               $10,533      $10,527               $10,483
      8/31/1991               $10,767      $10,911               $10,966
      9/30/1991               $10,852      $10,876               $11,021
     10/31/1991               $11,471      $11,466               $11,464
     11/30/1991               $10,970      $10,920               $10,964
     12/31/1991               $12,138      $12,211               $12,204
      1/31/1992               $12,642      $12,427               $12,752
      2/29/1992               $12,933      $12,625               $12,938
      3/31/1992               $12,352      $12,149               $12,339
      4/30/1992               $11,858      $12,004               $11,711
      5/31/1992               $11,889      $12,118               $11,689
      6/30/1992               $11,424      $11,772               $11,147
      7/31/1992               $11,819      $12,356               $11,512
      8/31/1992               $11,522      $12,060               $11,281
      9/30/1992               $11,945      $12,229               $11,405
     10/31/1992               $12,264      $12,522               $11,906
     11/30/1992               $12,983      $13,221               $12,930
     12/31/1992               $13,271      $13,664               $13,400
      1/31/1993               $13,809      $13,835               $13,755
      2/28/1993               $13,540      $13,642               $13,214
      3/31/1993               $14,252      $14,112               $13,633
      4/30/1993               $13,950      $13,742               $13,175
      5/31/1993               $14,783      $14,369               $13,855
      6/30/1993               $14,869      $14,441               $13,992
      7/31/1993               $14,952      $14,413               $14,089
      8/31/1993               $15,779      $15,009               $14,749
      9/30/1993               $16,037      $15,168               $15,282
     10/31/1993               $16,125      $15,218               $15,578
     11/30/1993               $15,530      $14,882               $15,035
     12/31/1993               $16,160      $15,572               $15,719
      1/31/1994               $16,730      $15,935               $16,153
      2/28/1994               $16,759      $15,709               $16,038
      3/31/1994               $15,953      $14,981               $15,201
      4/30/1994               $15,897      $15,092               $15,277
      5/31/1994               $15,676      $14,949               $15,078
      6/30/1994               $15,246      $14,435               $14,472
      7/31/1994               $15,561      $14,922               $14,805
      8/31/1994               $16,261      $15,704               $15,656
      9/30/1994               $16,349      $15,411               $15,675
     10/31/1994               $16,292      $15,579               $15,850
     11/30/1994               $15,705      $14,876               $15,266
     12/31/1994               $15,855      $15,013               $15,612
      1/31/1995               $15,651      $15,169               $15,408
      2/28/1995               $16,286      $15,965               $16,004
      3/31/1995               $17,024      $16,227               $16,335
      4/30/1995               $17,095      $16,568               $16,325
      5/31/1995               $17,598      $16,967               $16,559
      6/30/1995               $18,104      $17,658               $17,579
      7/31/1995               $19,330      $18,576               $18,699
      8/31/1995               $19,517      $18,924               $18,949
      9/30/1995               $19,951      $19,381               $19,406
     10/31/1995               $19,000      $18,883               $18,781
     11/30/1995               $19,654      $19,709               $19,352
     12/31/1995               $19,767      $19,659               $19,572
      1/31/1996               $19,797      $19,944               $19,786
      2/29/1996               $20,167      $20,620               $20,565
      3/31/1996               $20,333      $20,868               $20,802
      4/30/1996               $20,964      $21,504               $21,948
      5/31/1996               $21,388      $21,795               $22,510
      6/30/1996               $20,777      $21,468               $21,729
      7/31/1996               $18,870      $20,014               $20,095
      8/31/1996               $20,389      $21,169               $21,180
      9/30/1996               $22,153      $22,092               $22,290
     10/31/1996               $21,189      $22,156               $22,056
     11/30/1996               $21,390      $23,404               $23,022
     12/31/1996               $21,231      $23,429               $23,077
      1/31/1997               $21,802      $24,308               $23,809
      2/28/1997               $20,883      $24,109               $23,156
      3/31/1997               $19,262      $23,082               $22,061
      4/30/1997               $19,364      $23,680               $22,204
      5/31/1997               $21,599      $25,749               $24,496
      6/30/1997               $22,679      $26,483               $25,383
      7/31/1997               $24,066      $29,094               $27,164
      8/31/1997               $23,580      $29,059               $27,235
      9/30/1997               $25,231      $30,730               $29,082
     10/31/1997               $24,183      $29,393               $27,913
     11/30/1997               $23,967      $29,828               $27,876
     12/31/1997               $24,417      $30,986               $28,205
      1/31/1998               $24,505      $30,397               $27,709
      2/28/1998               $27,053      $32,914               $30,070
      3/31/1998               $28,613      $34,398               $31,534
      4/30/1998               $29,326      $35,028               $31,897
      5/31/1998               $27,415      $33,452               $30,254
      6/30/1998               $28,769      $33,662               $30,599
      7/31/1998               $27,013      $32,356               $28,858
      8/31/1998               $21,050      $26,335               $22,977
      9/30/1998               $23,166      $28,792               $24,980
     10/31/1998               $24,013      $31,366               $26,401
     11/30/1998               $25,558      $32,931               $27,727
     12/31/1998               $28,380      $36,909               $30,394
      1/31/1999               $28,843      $35,473               $30,251
      2/28/1999               $26,519      $33,614               $28,119
      3/31/1999               $27,605      $34,556               $28,937
      4/30/1999               $28,771      $37,279               $30,598
      5/31/1999               $28,465      $37,443               $30,962
      6/30/1999               $30,855      $39,442               $32,649
      7/31/1999               $30,110      $38,606               $32,013
      8/31/1999               $29,613      $37,286               $31,129
      9/30/1999               $30,014      $36,133               $30,547
     10/31/1999               $31,134      $37,976               $32,062
     11/30/1999               $32,774      $39,970               $34,470
     12/31/1999               $35,491      $42,344               $38,968
      1/31/2000               $33,923      $41,150               $38,555
      2/29/2000               $36,284      $44,031               $44,963
      3/31/2000               $38,882      $47,716               $44,617
      4/30/2000               $38,456      $46,051               $41,583
      5/31/2000               $36,844      $45,475               $39,874
      6/30/2000               $37,843      $46,180               $43,120
      7/31/2000               $37,725      $46,910               $41,882
      8/31/2000               $41,928      $52,149               $45,970
      9/30/2000               $41,081      $51,795               $44,747
     10/31/2000               $40,743      $50,039               $43,158
     11/30/2000               $37,471      $46,261               $38,385
     12/31/2000               $40,690      $49,800               $41,402
      1/31/2001               $40,991      $50,910               $42,624
      2/28/2001               $38,941      $48,003               $39,278
      3/31/2001               $36,083      $44,437               $36,658
      4/30/2001               $39,063      $49,338               $40,203



Source: Lipper Analytical Services. Past performance is not indicative of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

The Fund commenced operations on 1/1/97. Performance includes performance of a predecessor account for the period dating back to 4/30/91, and is adjusted to reflect historical expenses at the level indicated (absent reimbursements) in the Expense Summary for the Fund as disclosed in the Prospectus. The account was not registered with the SEC and was not subject to investment restrictions of registered mutual funds. If the account had been registered, performance may have been adversely affected. The Fund is currently waiving fees. The waiver may be terminated, which would reduce returns.

Chart illustrates comparative performance of $10,000 and assumes reinvestment of all distributions. Performance of the indices does not include sales charges, but includes reinvestment of all distributions. The S&P MidCap 400 Index consists of 400 domestic stocks chosen for market size, liquidity and industry group representation. The Lipper Mid-Cap Core Funds Index represents the performance of funds that invest in mid-cap stocks. Investors cannot invest directly in an index.

         JPMorgan  SELECT SMALL CAP EQUITY FUND
                   AS OF APRIL 30, 2001 (UNAUDITED)



HOW THE FUND PERFORMED

JPMorgan Select Small Cap Equity Fund, which invests in small U.S. companies seeking capital growth over the long term, fell 9.32% for the six months ended April 30, 2001. This compares with a gain of 1.18% for S&P SmallCap 600 Index.

HOW THE FUND WAS MANAGED

The Fund suffered during the period as the type of high quality growth-oriented stocks in which it has typically invested fell out of favor. By contrast, the smaller companies that performed best of all were generally `value' cyclical stocks. These were characterized by a variety of low quality characteristics and were generally trading on relatively low valuations.

There was also profit taking among many of the small cap universe's winners from 2000. Declining stock prices in the technology and healthcare sectors particularly hurt the Fund's performance. In the technology sector, there were sharp falls among electronic and telecom component manufacturing companies. This was in sympathy with declining technology and telecom spending. In Healthcare, there were poor performances among hospital management and biotechnology stocks.

The performance of biotechnology stocks graphically illustrates the market environment. After peaking in September 2000, stock valuations slumped. By some yardsticks, they declined by more than 50% between September and April 30, 2001. Yet company fundamentals did not change. Indeed, there are now more drugs both approved by the FDA and awaiting approval than at any other time in history. The fall in biotechnology stock prices was, therefore, purely the result of investors becoming more risk averse.

By contrast, Consumer stocks performed well. BJ's Wholesale Club and Copart both did well. There were also solid performances from financial stocks Brown & Brown and UCBH Holdings. Brown & Brown is a play on the insurance sector, while UCBH is a beneficiary of falling interest rates.

The manager took profits on some of its top performing holdings, such as BJ's Wholesale Club. Some of the most disappointing stocks--like Learning Tree, CTS and Artesyn Technologies--were also sold. These were replaced in part with oversold semiconductor companies Brooks Automation and Ultratech Stepper.

LOOKING AHEAD

Small cap stocks have a bright outlook on both a relative and absolute basis. Compared with large cap stocks, the small cap universe is attractively valued and has superior earnings growth potential. A declining spread between corporate bonds and U.S. Treasuries also indicates that smaller companies may perform well relative to larger ones. On an absolute basis, smaller companies did not touch the extreme valuations reached by large caps. They, therefore, have a reasonable chance of generating capital growth in line with their long-term trend.

         JPMORGAN SELECT SMALL CAP EQUITY FUND
         AS OF APRIL 30, 2001 (UNAUDITED)

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

[PIE CHART]

Consumer Cyclicals                              22.7%
Technology                                      18.0%
Health Care                                     17.2%
Financial                                       11.3%
Energy                                           7.4%
Capital Goods                                    6.3%
Utilities                                        4.9%
Basic Materials                                  3.7%
Consumer Staples                                 2.7%
Cash Equivalents & Short Term Paper              2.4%
Real Estate                                      1.9%
Transportation                                   1.5%


TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

1. BJ'S WHOLESALE CLUB, INC. (2.9%) Is a merchandise wholesale club chain. The Company sells brand name food and general merchandise at discounted prices through clubs in the eastern United States.

2. BROOKS AUTOMATION, INC. (2.1%) Develops, manufactures, and supplies wafer and substrate handling robots, modules, software, controls, and fully integrated cluster tool handling systems. The Company markets its products to the semiconductor and flat panel display process equipment industries.

3. PUBLIC SERVICE CO. OF NEW MEXICO (2.0%) Generates, transmits, distributes and sells electricity. The Company provides retail electric service to customers in New Mexico. It also transmits, distributes and sells natural gas within New Mexico. The Company's activities also include energy management services and management services for water and wastewater systems.

4. JACK IN THE BOX, INC. (2.0%) Operates and franchises fast-food restaurants primarily in the western region of the United States. The restaurant offers hamburgers, salads, Mexican food, finger food and side items.

5. VARIAN MEDICAL SYSTEMS, INC. (2.0%) Provides integrated cancer-care systems. The Company's products include Clinac medical linear accelerators and brachytherapy systems for treatment, as well as Ximatron simulators for therapy planning and verification. It also supplies ancillary equipment, software and networking systems.

6. PROVINCE HEALTHCARE CO. (1.9%) Provides health care services in non-urban markets in the United States. The Company owns or leases acute care hospitals in several states. Province also provides management services to primarily non-urban hospitals in the United States and Puerto Rico.

7. COMMERCE BANCORP, INC. (1.9%) A multi-bank holding company with banking subsidiaries in New Jersey. The company providess retail and commercial banking services and products, including various checking and savings accounts, safe deposit facilities, a variety of loans and insurance services.

8. COOPER COMPANIES, INC. (1.8%) Through its primary subsidiaries, develops, manufactures, and markets healthcare products. The Company's products include hard and soft daily, flexible, and extended wear contact lenses, as well as diagnostic and surgical instruments.

9. PRIDE INTERNATIONAL, INC. (1.8%) Provides--contract drilling and related services onland and offshore. The Company's fleet consists of semisubmersible rigs, tender-assisted rigs, jackup rigs, floating lake barge rigs, a posted swamp barge rig, off-shore platfom rigs, land-based drilling rigs, and land-based workover rigs.

10. ADVANCEPCS, INC. (1.8%) Provides health improvement services. The Company provides integrated mail service and retail pharmacy networks, clinical services, customized disease management programs, clinical trials and outcomes research, information management, and prescription drug service for the uninsured. AdvancePCS provides several online health care solutions, including an Internet pharmacy.

Top 10 equity holdings comprised 20.2% of the Portfolio's market value of investments. Portfolio holdings are subject to change at any time.

                                JPMORGAN SELECT SMALL CAP EQUITY FUND
                                     AS OF APRIL 30, 2001 (UNAUDITED)


AVERAGE ANNUAL TOTAL RETURNS

                                    1 YEAR       5 YEARS      10 YEARS
---------------------------------------------------------------------------
 SELECT SMALLCAP EQUITY             -3.00%        4.98%        11.94%
---------------------------------------------------------------------------

10 YEAR PERFORMANCE (4/30/91 TO 4/30/01)

[LINE CHART]

                           JPMorgan Select
                              Small Cap     S&P SmallCap    Lipper Small-Cap
                             Equity Fund        600         Value Funds Index
      4/30/1991                $10,000        $10,000            $10,000
      5/31/1991                $10,275        $10,394            $10,356
      6/30/1991                 $9,933         $9,946             $9,995
      7/31/1991                $10,162        $10,338            $10,249
      8/31/1991                $10,472        $10,791            $10,493
      9/30/1991                $10,595        $10,881            $10,620
     10/31/1991                $10,478        $11,264            $10,922
     11/30/1991                $10,281        $10,759            $10,511
     12/31/1991                $11,323        $11,682            $11,388
      1/31/1992                $12,116        $12,569            $12,093
      2/29/1992                $12,596        $12,833            $12,533
      3/31/1992                $12,457        $12,475            $12,319
      4/30/1992                $12,271        $11,973            $12,096
      5/31/1992                $12,467        $12,110            $12,232
      6/30/1992                $12,182        $11,646            $11,806
      7/31/1992                $12,702        $12,080            $12,225
      8/31/1992                $12,609        $11,735            $11,937
      9/30/1992                $12,887        $12,070            $12,081
     10/31/1992                $13,313        $12,572            $12,205
     11/30/1992                $14,460        $13,653            $13,014
     12/31/1992                $15,182        $14,139            $13,402
      1/31/1993                $15,388        $14,518            $13,859
      2/28/1993                $15,431        $14,104            $13,756
      3/31/1993                $15,767        $14,643            $14,107
      4/30/1993                $15,182        $14,110            $13,769
      5/31/1993                $15,855        $14,868            $14,123
      6/30/1993                $15,976        $14,962            $14,117
      7/31/1993                $16,305        $15,116            $14,247
      8/31/1993                $17,092        $15,914            $14,690
      9/30/1993                $17,580        $16,492            $15,035
     10/31/1993                $17,984        $16,808            $15,450
     11/30/1993                $17,615        $16,206            $15,156
     12/31/1993                $18,580        $16,793            $15,557
      1/31/1994                $18,715        $17,189            $16,132
      2/28/1994                $18,717        $17,139            $16,113
      3/31/1994                $17,788        $15,908            $15,575
      4/30/1994                $17,310        $16,147            $15,634
      5/31/1994                $17,605        $15,828            $15,696
      6/30/1994                $17,738        $15,240            $15,354
      7/31/1994                $17,776        $15,430            $15,474
      8/31/1994                $18,519        $16,481            $16,037
      9/30/1994                $18,554        $16,396            $15,991
     10/31/1994                $18,817        $16,232            $15,970
     11/30/1994                $18,062        $15,612            $15,304
     12/31/1994                $18,258        $15,992            $15,446
      1/31/1995                $18,510        $15,766            $15,616
      2/28/1995                $18,983        $16,416            $16,086
      3/31/1995                $19,139        $16,748            $16,202
      4/30/1995                $19,273        $17,122            $16,586
      5/31/1995                $19,590        $17,389            $16,905
      6/30/1995                $20,484        $18,343            $17,457
      7/31/1995                $21,308        $19,746            $18,215
      8/31/1995                $21,712        $20,174            $18,448
      9/30/1995                $22,216        $20,689            $18,764
     10/31/1995                $21,417        $19,667            $17,972
     11/30/1995                $22,086        $20,446            $18,529
     12/31/1995                $21,885        $20,783            $18,755
      1/31/1996                $21,881        $20,828            $19,001
      2/29/1996                $22,341        $21,510            $19,379
      3/31/1996                $23,173        $21,971            $19,755
      4/30/1996                $24,225        $23,232            $20,434
      5/31/1996                $24,446        $24,058            $21,109
      6/30/1996                $24,150        $23,115            $20,697
      7/31/1996                $23,099        $21,525            $19,532
      8/31/1996                $24,134        $22,854            $20,350
      9/30/1996                $24,934        $23,856            $20,885
     10/31/1996                $24,409        $23,691            $21,032
     11/30/1996                $25,418        $24,922            $21,904
     12/31/1996                $25,355        $25,214            $22,546
      1/31/1997                $24,934        $25,633            $23,033
      2/28/1997                $24,895        $25,103            $23,058
      3/31/1997                $23,942        $23,814            $22,510
      4/30/1997                $24,099        $24,106            $22,501
      5/31/1997                $26,507        $26,937            $24,523
      6/30/1997                $28,062        $28,128            $25,786
      7/31/1997                $29,533        $29,896            $27,112
      8/31/1997                $29,489        $30,649            $27,706
      9/30/1997                $30,792        $32,676            $29,509
     10/31/1997                $29,869        $31,266            $28,686
     11/30/1997                $29,218        $31,037            $28,491
     12/31/1997                $29,836        $31,664            $29,038
      1/31/1998                $29,220        $31,046            $28,512
      2/28/1998                $31,452        $33,874            $30,311
      3/31/1998                $33,040        $35,168            $31,645
      4/30/1998                $32,989        $35,375            $31,958
      5/31/1998                $31,733        $33,502            $30,824
      6/30/1998                $31,488        $33,601            $30,254
      7/31/1998                $30,213        $31,030            $28,233
      8/31/1998                $25,716        $25,041            $23,473
      9/30/1998                $26,473        $26,574            $24,325
     10/31/1998                $27,323        $27,808            $25,210
     11/30/1998                $29,085        $29,373            $26,329
     12/31/1998                $30,852        $31,251            $27,090
      1/31/1999                $30,640        $30,858            $26,367
      2/28/1999                $28,309        $28,077            $24,537
      3/31/1999                $27,863        $28,440            $24,238
      4/30/1999                $30,053        $30,319            $26,468
      5/31/1999                $31,178        $31,057            $27,410
      6/30/1999                $32,085        $32,824            $28,668
      7/31/1999                $31,505        $32,535            $28,353
      8/31/1999                $29,348        $31,103            $27,187
      9/30/1999                $27,603        $31,234            $26,494
     10/31/1999                $26,175        $32,870            $25,774
     11/30/1999                $27,761        $34,254            $26,426
     12/31/1999                $29,755        $37,060            $27,602
      1/31/2000                $28,309        $35,911            $26,550
      2/29/2000                $30,893        $40,719            $27,323
      3/31/2000                $31,388        $39,213            $28,596
      4/30/2000                $31,855        $38,542            $28,413
      5/31/2000                $30,457        $37,401            $28,171
      6/30/2000                $32,957        $39,627            $28,968
      7/31/2000                $31,890        $38,652            $29,235
      8/31/2000                $35,216        $42,076            $31,048
      9/30/2000                $34,149        $40,932            $30,961
     10/31/2000                $34,077        $41,190            $30,679
     11/30/2000                $30,383        $36,902            $29,461
     12/31/2000                $33,257        $41,452            $32,045
      1/31/2001                $32,206        $43,230            $33,551
      2/28/2001                $29,987        $40,593            $33,162
      3/31/2001                $28,719        $38,730            $32,837
      4/30/2001                $30,890        $41,681            $34,515

Source: Lipper Analytical Services. Past performance is not indicative of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

The Fund commenced operations on 1/1/97. Performance includes performance of a predecessor account for the period dating back to 4/30/91, and is adjusted to reflect historical expenses at the level indicated (absent reimbursements) in the Expense Summary for the Fund as disclosed in the Prospectus. The account was not registered with the SEC and was not subject to investment restrictions of registered mutual funds. If the account had been registered, performance may have been adversely affected. The Fund is currently waiving fees. The waiver may be terminated, which would reduce returns.

Chart illustrates comparative performance of $10,000 and assumes reinvestment of all distributions. Performance of the indices does not include sales charges, but includes reinvestment of all distributions. The S&P SmallCap 600 Index includes 600 stocks of small U.S. companies chosen for market size, liquidity and industry group representation. The Lipper Small-Cap Value Funds Index represents the performance of the 30 largest funds that invest in small capitalization value stocks. Small company stocks involve more price volatility, which can lead to a higher degree of risk. Investors cannot invest directly in an index.

         JPMorgan  SELECT INTERNATIONAL EQUITY FUND
                   AS OF APRIL 30, 2001 (UNAUDITED)


HOW THE FUND PERFORMED

JPMorgan Select International Equity Fund, which seeks total return through international stocks, fell 6.86% for the six months ended April 30, 2001. This compares with a loss of 7.98% for the MSCI EAFE Index.

HOW THE FUND WAS MANAGED

Early on in the period, the management team began increasing the Fund's risk profile by switching from defensive stocks into the cyclical sector, albeit cautiously. This switch was prompted by the management team's belief that there would not be a recession in the U.S. However, the Fund focused on sectors and regions least tied to the U.S. economy, such as Europe. The Fund also began to overweight interest-rate sensitive stocks in the United Kingdom in anticipation of a better interest rate cycle and relatively attractive valuations.

Moving into 2001, the Fund was not able to avoid the general downdraft in global equity markets. Two of our European insurance holdings, Skandia and Zurich Financial, fared poorly in sympathy with falling equity markets. Country allocation was a slight drag on the portfolio in the final part of the reporting period, but this was offset by positive currency selection.

As the reporting period came to a close, we participated in the strong April rally in stocks in the U.K., Continental Europe and Japan.

LOOKING AHEAD

Looking ahead, we view the U.K. market as attractive given that valuations remain cheap (especially among value cyclicals) while monetary and fiscal easing are likely to stimulate economic growth and corporate profits as the year progresses. We ended the reporting period less positive about Continental Europe, but one of our major concerns was lifted when the European Central Bank
(ECB) cut short-term interest rates in May. Clearly, the main concern among investors is the extent to which the European economy will slow. This concern is being exacerbated by the increasingly complex relationship between economic growth and inflation. However, we expect inflationary pressures to ease as growth slows, allowing the ECB to sanction further Euro-zone rate cuts in order to help stimulate the economy.

We are cautiously optimistic that Japan will continue outpacing other markets this year, but the extent to which the Topix Index can rise depends on the degree of real structural reform under Prime Minister Koizumi. Investors rightly believe that Japan is unprepared for a Thatcher-ite revolution since strong medicine at this point would probably kill off the patient. Evidence of a more gradual strategy is needed to provoke renewed confidence and attract domestic buyers to the market.

                            JPMORGAN SELECT INTERNATIONAL EQUITY FUND
                                     AS OF APRIL 30, 2001 (UNAUDITED)



PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

[PIE CHART]

United Kingdom            26.8%
Japan                     21.3%
France                    10.9%
Germany                    8.1%
Switzerland                6.5%
Netherlands                6.3%
Finland                    4.1%
Italy                      4.1%
Hong Kong                  2.8%
Spain                      2.2%
Australia                  1.6%
Belguim                    1.3%
Portugal                   1.1%
South Korea                1.0%
Sweden                     1.0%
Other                      0.9%


TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

1. VODAFONE AIRTOUCH PLC (4.1%) Provides mobile telecommunications services. It supplies customers with digital and analog cellular telephone, paging and personal communications services.

2. NOKIA OYJ (3.6%) An international telecommunications company, which develops and manufactures mobile phones and networks and systems for cellular and fixed networks.

3. ENI-ENTE NAZIONALE IDROCARBURI SPA (3.0%) An integrated oil and gas company. The Company is based in Italy and has operations in over 70 countries. The Company explores for, distributes, refines and markets petroleum products. It also manufactures petrochemicals, such as ethylene and provides off-shore oil and gas pipelaying services.

4. TOTAL FINA SA, CLASS B (2.6%) Explores for, produces, refines, transports and markets oil and natural gas. The Company also operates a chemical division which produces rubber, paint, ink, adhesives and resins.

5. NOVARTIS AG (2.2%) Manufactures pharmaceutical and nutrition products. The Company produces treatments for hypertension, fungal infections, skin conditions, arthritis, cancer, cardiovascular diseases, arteriosclerosis and other conditions, animal health products, baby food and clinical nutrition products for healthcare organizations.

6. BP AMOCO PLC (2.1%) Is an oil and petrochemicals company. The Company explores for and produces oil and natural gas: refines, markets, and supplies petroleum products: generates solar energy: and manufactures and markets chemicals.

7. DEUTSCHE BANK AG (2.1%) Provides a broad range of banking, investment, fund management, securities, credit card, mortgage, leasing and insurance services worldwide. The Company provides its services to retail and private clients, corporations and financial institutions and multi-national conglomerates. It also offers a variety of financial consulting and advisory services.

8. AXA (2.0%) Offers life and non-life insurance, reinsurance and asset management services. The Company operates in Europe, Asia, Africa and the Americas.

9. GLAXOSMITHKLINE PLC (2.0%) Is a research-based pharmaceutical group that develops, manufactures and markets vaccines, prescription and over-the-counter medicines, as well as health-related consumer products. The Group, which also provides laboratory testing and disease management services, specializes in treatments for respiratory, central nervous system, gastro-intestinal and genetic disorders.

10. ING GROEP NV (1.8%) Offers financial services to individuals, corporations and other institutions. The Company offers corporate, investment, and private banking services, asset and portfolio management, treasury services and insurance.

Top 10 equity holdings comprised 25.5% of the Portfolio's market value of investments. Portfolio holdings are subject to change at any time.

         JPMORGAN SELECT INTERNATIONAL EQUITY FUND
         AS OF APRIL 30, 2001 (UNAUDITED)


AVERAGE ANNUAL TOTAL RETURNS

                                                           SINCE INCEPTION
                                    1 YEAR       5 YEARS      (5/31/93)
-------------------------------------------------------------------------------
 SELECT INTERNATIONAL EQUITY        -20.37%        5.33%         6.01%
-------------------------------------------------------------------------------

LIFE OF FUND PERFORMANCE (5/31/93 TO 4/30/01)

[LINE CHART]

                              JPMorgan Select                       Lipper International
                               International         MSCI                  Equity
                                Equity Fund       EAFE Index            Funds Index
      5/31/1993                   $10,000           $10,000               $10,000
      6/30/1993                    $9,850            $9,846                $9,803
      7/31/1993                   $10,141           $10,193               $10,114
      8/31/1993                   $10,595           $10,745               $10,783
      9/30/1993                   $10,476           $10,505               $10,743
     10/31/1993                   $10,648           $10,831               $11,274
     11/30/1993                    $9,985            $9,887               $10,827
     12/31/1993                   $10,645           $10,602               $11,912
      1/31/1994                   $11,249           $11,501               $12,655
      2/28/1994                   $10,899           $11,472               $12,350
      3/31/1994                   $10,525           $10,979               $11,784
      4/30/1994                   $10,605           $11,448               $12,096
      5/31/1994                   $10,530           $11,385               $12,078
      6/30/1994                   $10,471           $11,549               $11,887
      7/31/1994                   $10,673           $11,662               $12,253
      8/31/1994                   $10,895           $11,941               $12,677
      9/30/1994                   $10,413           $11,567               $12,350
     10/31/1994                   $10,475           $11,955               $12,571
     11/30/1994                   $10,124           $11,383               $11,984
     12/31/1994                   $10,203           $11,457               $11,825
      1/31/1995                    $9,952           $11,020               $11,238
      2/28/1995                    $9,720           $10,991               $11,235
      3/31/1995                   $10,009           $11,680               $11,530
      4/30/1995                   $10,222           $12,123               $11,955
      5/31/1995                   $10,003           $11,981               $12,072
      6/30/1995                    $9,809           $11,774               $12,118
      7/31/1995                   $10,329           $12,510               $12,784
      8/31/1995                   $10,568           $12,036               $12,568
      9/30/1995                   $10,762           $12,274               $12,778
     10/31/1995                   $10,633           $11,947               $12,512
     11/30/1995                   $10,813           $12,283               $12,643
     12/31/1995                   $11,206           $12,781               $13,009
      1/31/1996                   $11,596           $12,836               $13,316
      2/29/1996                   $11,511           $12,882               $13,373
      3/31/1996                   $11,767           $13,159               $13,582
      4/30/1996                   $12,245           $13,544               $14,025
      5/31/1996                   $12,089           $13,298               $14,009
      6/30/1996                   $12,254           $13,376               $14,137
      7/31/1996                   $11,732           $12,988               $13,660
      8/31/1996                   $11,660           $13,019               $13,838
      9/30/1996                   $12,102           $13,368               $14,148
     10/31/1996                   $11,836           $13,235               $14,091
     11/30/1996                   $12,366           $13,764               $14,754
     12/31/1996                   $12,376           $13,591               $14,885
      1/31/1997                   $12,294           $13,118               $14,904
      2/28/1997                   $12,613           $13,335               $15,174
      3/31/1997                   $12,613           $13,387               $15,255
      4/30/1997                   $12,646           $13,461               $15,322
      5/31/1997                   $13,152           $14,340               $16,186
      6/30/1997                   $13,720           $15,135               $16,963
      7/31/1997                   $14,277           $15,383               $17,507
      8/31/1997                   $13,030           $14,237               $16,245
      9/30/1997                   $13,792           $15,037               $17,288
     10/31/1997                   $12,890           $13,885               $15,976
     11/30/1997                   $12,778           $13,746               $15,842
     12/31/1997                   $13,009           $13,870               $15,965
      1/31/1998                   $13,459           $14,508               $16,351
      2/28/1998                   $14,325           $15,442               $17,390
      3/31/1998                   $15,127           $15,921               $18,334
      4/30/1998                   $15,488           $16,050               $18,616
      5/31/1998                   $15,680           $15,976               $18,654
      6/30/1998                   $15,424           $16,101               $18,491
      7/31/1998                   $15,906           $16,268               $18,774
      8/31/1998                   $13,377           $14,256               $16,073
      9/30/1998                   $12,769           $13,822               $15,573
     10/31/1998                   $13,508           $15,267               $16,717
     11/30/1998                   $14,116           $16,053               $17,555
     12/31/1998                   $14,770           $16,690               $17,987
      1/31/1999                   $15,209           $16,645               $18,097
      2/28/1999                   $14,519           $16,252               $17,631
      3/31/1999                   $14,927           $16,935               $18,219
      4/30/1999                   $15,530           $17,624               $19,068
      5/31/1999                   $14,784           $16,720               $18,358
      6/30/1999                   $15,290           $17,376               $19,228
      7/31/1999                   $15,682           $17,897               $19,657
      8/31/1999                   $15,960           $17,967               $19,813
      9/30/1999                   $16,168           $18,152               $19,876
     10/31/1999                   $16,592           $18,836               $20,570
     11/30/1999                   $18,160           $19,495               $22,077
     12/31/1999                   $20,555           $21,248               $24,791
      1/31/2000                   $19,817           $19,901               $23,340
      2/29/2000                   $21,281           $20,440               $24,881
      3/31/2000                   $21,394           $21,237               $24,946
      4/30/2000                   $19,937           $20,125               $23,364
      5/31/2000                   $19,050           $19,638               $22,721
      6/30/2000                   $19,576           $20,409               $23,773
      7/31/2000                   $18,580           $19,558               $23,003
      8/31/2000                   $18,751           $19,732               $23,392
      9/30/2000                   $17,552           $18,775               $22,028
     10/31/2000                   $17,045           $18,336               $21,279
     11/30/2000                   $16,604           $17,652               $20,381
     12/31/2000                   $17,150           $18,284               $21,142
      1/31/2001                   $17,131           $18,295               $21,266
      2/28/2001                   $15,781           $16,932               $19,773
      3/31/2001                   $14,888           $15,786               $18,383
      4/30/2001                   $15,877           $16,873               $19,501

Source: Lipper Analytical Services. Past performance is not indicative of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

The Fund commenced operations on 1/1/97. Performance includes performance of a predecessor account for the period dating back to 5/31/93, and is adjusted to reflect historical expenses at the level indicated (absent reimbursements) in the Expense Summary for the Fund as disclosed in the Prospectus. The account was not registered with the SEC and was not subject to investment restrictions of registered mutual funds. If the account had been registered, performance may have been adversely affected. The Fund is currently waiving fees. The waiver may be terminated, which would reduce returns.

Chart illustrates comparative performance of $10,000 and assumes reinvestment of all distributions. Performance of the indices does not include sales charges, but includes reinvestment of all distributions. The MSCI EAFE Index is a replica of the world's equity markets, excluding the U.S. and Canada. The Lipper International Equity Funds Index represents the performance of the 30 largest international stock funds.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the U.S. can raise or lower returns. Also, some overseas markets may not be as politically or economically stable as the U.S. or other nations. Investors cannot invest directly in an index.

JPMorgan SELECT BALANCED FUND
PORTFOLIO OF INVESTMENTS

As of April 30, 2001 (unaudited)
(Amounts in Thousands)

    Shares      Issuer                                                     Value
--------------------------------------------------------------------------------
      Long-Term Investments -- 97.0%
--------------------------------------------------------------------------------
                Common Stock -- 59.2%
                --------------------
                Aerospace -- 1.0%
        14      Boeing Co.                                             $     873

                Airlines -- 0.6%
        30      Southwest Airlines, Inc.                                     550

                Automotive -- 0.3%
         8      Ford Motor Co.                                               248

                Banking -- 2.6%
         7      Bank of America Corp.                                        365
        15      Bank of New York Co., Inc.                                   770
         8      SunTrust Banks, Inc.                                         505
        13      Wells Fargo & Co.                                            625

                                                                       ---------
                                                                           2,265

                Biotechnology -- 0.4%
         6      Amgen, Inc. *                                                370

                Broadcasting/Cable -- 0.7%
        14      Comcast Corp., Class A *                                     594

                Business Services -- 0.6%
        10      SunGard Data Systems, Inc. *                                 549

                Computer Networks -- 0.7%
        36      Cisco Systems, Inc. *                                        616

                Computer Software -- 4.0%
        19      BMC Software, Inc. *                                         451
         8      First Data Corp.                                             545
        29      Microsoft Corp. *                                          1,940
        31      Oracle Corp. *                                               500
                                                                       ---------
                                                                           3,436

                Computers/Computer Hardware -- 3.3%
        23      Compaq Computer Corp.                                        398
        13      EMC Corp. *                                                  525
        12      Hewlett--Packard Co.                                         334
        11      International Business Machines Corp.                      1,269
        18      Sun Microsystems, Inc. *                                     316
                                                                       ---------
                                                                           2,842

                Consumer Products -- 1.5%
         4      Kimberly-Clark Corp.                                         223
        13      Philip Morris Companies, Inc.                                637
         7      Procter & Gamble Co.                                         407
                                                                       ---------
                                                                           1,267

                Diversified -- 3.6%
        47      General Electric Co.                                       2,294
        15      Tyco International LTD (Bermuda)                             818
                                                                       ---------
                                                                           3,112

                Financial Services -- 5.6%
        10      American Express Co.                                         443
        29      Citigroup, Inc.                                            1,444
        12      Fannie Mae                                                   977
         3      Goldman Sachs Group, Inc.                                    251
        12      Household International, Inc.                                799
         9      Merrill Lynch & Co., Inc.                                    583
         7      Morgan Stanley Dean Witter & Co.                             418
                                                                       ---------
                                                                           4,915

                       See notes to financial statements.

JPMORGAN SELECT BALANCED FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)

As of April 30, 2001 (unaudited)
(Amounts in Thousands)

    Shares      Issuer                                                     Value
--------------------------------------------------------------------------------
      Long-Term Investments -- Continued
--------------------------------------------------------------------------------
                Food/Beverage Products -- 1.5%
        10      Anheuser-Busch Companies, Inc.                         $     383
         8      Coca-Cola Co.                                                376
        11      PepsiCo, Inc.                                                493
                                                                       ---------
                                                                           1,252

                Health Care/Health Care Services -- 1.0%
         5      Medtronic, Inc.                                              241
        10      UnitedHealth Group, Inc.                                     663
                                                                       ---------
                                                                             904

                Insurance -- 1.3%
        10      American International Group, Inc.                           852
         5      MBIA, Inc.                                                   248
                                                                       ---------
                                                                           1,100

                Manufacturing -- 0.7%
        10      Illinois Tool Works, Inc.                                    615

                Metals/Mining -- 0.9%
        19      Alcoa, Inc.                                                  769

                Multi-Media -- 2.2%
        22      AOL Time Warner, Inc. *                                    1,130
         7      Gannett Co., Inc.                                            476
         5      Viacom, Inc., Class B *                                      269
                                                                       ---------
                                                                           1,875

                Oil & Gas -- 4.4%
        14      Baker Hughes, Inc.                                           545
         8      BJ Services Co. *                                            648
         4      Chevron Corp.                                                372
        16      Exxon Mobil Corp.                                          1,396
        14      Royal Dutch Petroleum Co., N.Y. Registered
                 Shares (Netherlands)                                        820
                                                                       ---------
                                                                           3,781

                Pharmaceuticals -- 6.4%
         9      Abbott Laboratories                                          402
         7      American Home Products Corp.                                 432
        11      Bristol-Myers Squibb Co.                                     615
         7      Eli Lilly & Co.                                              559
         7      Johnson & Johnson                                            651
        13      Merck & Co., Inc.                                            963
        36      Pfizer, Inc.                                               1,538
         8      Pharmacia Corp.                                              412
                                                                       ---------
                                                                           5,572

                Pipelines -- 0.6%
         7      El Paso Corp.                                                514

                Restaurants/Food Services -- 0.4%
         7      Tricon Global Restaurants, Inc. *                            311

                Retailing -- 5.7%
        21      Bed Bath & Beyond, Inc. *                                    601
        13      Best Buy Co., Inc. *                                         701
        10      Home Depot, Inc.                                             456
         7      Kohl's Corp. *                                               398
        15      Target Corp.                                                 571
        22      Wal-Mart Stores, Inc.                                      1,134
        26      Walgreen Co.                                               1,124
                                                                       ---------
                                                                           4,985

                       See notes to financial statements.

                                                   JPMORGAN SELECT BALANCED FUND
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)

As of April 30, 2001 (unaudited)
(Amounts in Thousands)

    Shares      Issuer                                                     Value
--------------------------------------------------------------------------------
      Long-Term Investments -- Continued
--------------------------------------------------------------------------------
                Semi-Conductors -- 3.8%
         5      Applied Materials, Inc. *                              $     288
        39      Intel Corp.                                                1,199
        18      KLA-Tencor Corp. *                                           995
         5      Novellus Systems, Inc. *                                     299
        13      Texas Instruments, Inc.                                      503
                                                                       ---------
                                                                           3,284

                Telecommunications -- 3.4%
         9      AT&T Corp.                                                   207
        14      BellSouth Corp.                                              596
        19      SBC Communications, Inc.                                     792
        16      Verizon Communications                                       881
        24      WorldCom, Inc. *                                             440
                                                                       ---------
                                                                           2,916

                Utilities -- 2.0%
        13      AES Corp. *                                                  620
        17      Duke Energy Corp.                                            814
         4      Enron Corp.                                                  259
                                                                       ---------
                                                                           1,693
                ----------------------------------------------------------------
                Total Common Stock                                        51,208
                (Cost $44,645)
                ----------------------------------------------------------------
 Principal
    Amount

                U.S. Treasury Securities -- 5.9%
                -------------------------------
                U.S. Treasury Notes & Bonds,
   $   170       5.63%, 02/15/06                                             175
       175       5.75%, 11/15/05                                             181
     2,315       5.75%, 08/15/10@                                          2,374
     2,255       6.25%, 08/15/23                                           2,343
                ----------------------------------------------------------------
                Total U.S. Treasury Securities                             5,073
                (Cost $5,236)
                ----------------------------------------------------------------
                U.S. Government Agency Securities -- 11.8%
                -----------------------------------------
       240      Federal Home Loan Mortgage Corp.,
                 5.13%, 10/15/08                                             230
                Federal National Mortgage Association,
       600       5.13%, 02/13/04                                             603
     6,465       5.50%, 02/15/06                                           6,484
                Tennessee Valley Authority,
     2,225       5.38%, 11/13/08                                           2,155
       700       6.75%, 11/01/25                                             710
                ----------------------------------------------------------------
                Total U.S. Government Agency Securities                   10,182
                (Cost $10,131)
                ----------------------------------------------------------------
                Corporate Notes & Bonds -- 11.0%
                -------------------------------
                Automotive -- 2.8%
       500      Ford Motor Credit Co., 5.80%, 01/12/09+                      467
                General Motors Acceptance Corp.,
     1,350       5.85%, 01/14/09+                                          1,269
       675       7.25%, 03/02/11                                             686
                                                                       ---------
                                                                           2,422


                       See notes to financial statements.

JPMORGAN SELECT BALANCED FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)

As of April 30, 2001 (unaudited)
(Amounts in Thousands)

   Principal
    Amount      Issuer                                                     Value
--------------------------------------------------------------------------------
      Long-Term Investments -- Continued
--------------------------------------------------------------------------------
                Banking -- 0.6%
$      460      Citigroup, Inc. 7.13%, 05/15/06                        $     480

                Computers/Computer Hardware -- 0.5%
       460      International Business Machines Corp.,
                 6.50%, 01/15/28                                             421

                Consumer Products -- 0.6%
       500      Colgate-Palmolive Co., MTN, 5.27%, 12/01/03                  497

                Financial Services -- 2.5%
       600      Goldman Sachs Group, Inc., 6.65%, 05/15/09+                  593
       450      Household Finance Corp., 8.00%, 05/09/05                     483
       335      Morgan Stanley Dean Witter, 6.10%, 04/15/06                  333
       800      National Rural Utilities Cooperative Finance Corp.,
                 5.50%, 01/15/05+                                            785
                                                                       ---------
                                                                           2,194

                Insurance -- 1.6%
       900      Allstate Corp., 7.20%, 12/01/09                              932
       500      MBIA, Inc., 6.63%, 10/01/28                                  457
                                                                       ---------
                                                                           1,389

                Telecommunications -- 1.3%
       500      AT&T Corp., 5.63%, 03/15/04+                                 493
       465      Bellsouth Capital Funding, 7.88%, 02/15/30                   491
       160      Sprint Capital Corp., 7.63%, 01/30/11                        159
                                                                       ---------
                                                                           1,143

                Utilities -- 1.1%
       900      Baltimore Gas & Electric Co., Ser. D, MTN,
                 6.90%, 02/01/05                                             931
                ----------------------------------------------------------------
                Total Corporate Notes & Bonds                              9,477
                (Cost $10,464)
                ----------------------------------------------------------------
                Residential Mortgage Backed Securities -- 7.7%
                ----------------------------------------------
                Mortgage Backed Pass-Through Securities -- 7.7%
                Federal Home Loan Mortgage Corp.,
     1,133       Gold Pool E00532, 6.50%, 02/01/13                         1,143
     1,287       Gold Pool C32996, 7.00%, 11/01/29                         1,299
                Federal National Mortgage Association,
     2,010       TBA, 6.00%, 06/15/16                                      1,989
       854       Pool 535497, 6.50%, 08/01/30                                846
     1,275      Government National Mortgage Association, Pool
                 423130, 8.50%, 10/15/29                                   1,330
                ----------------------------------------------------------------
                Total Residential Mortgage Backed Securities               6,607
                (Cost $6,487)
                ----------------------------------------------------------------
                Commercial Mortgage Backed Security -- 0.5%
                ------------------------------------------
       440      Credit Suisse First Boston Mortgage Securities
                 Corp., Ser. 2001-CF2, Class A4, 6.51%, 02/01/34             440

                Asset Backed Security -- 0.9%
                ----------------------------
       750      Discover Card Master Trust I, Ser. 1993-3, Class A,
                 6.20%, 11/15/03                                             766
--------------------------------------------------------------------------------
                Total Long-Term Investments                               83,753
                (Cost $76,963)
--------------------------------------------------------------------------------

                       See notes to financial statements.

                                                JPMORGAN SELECT BALANCED FUND
                                         PORTFOLIO OF INVESTMENTS (CONTINUED)

As of April 30, 2001 (unaudited)
(Amounts in Thousands)

   Principal
    Amount      Issuer                                                     Value
--------------------------------------------------------------------------------
      Short-Term Investment -- 4.1%
--------------------------------------------------------------------------------
                Repurchase Agreement -- 4.1%
                ---------------------------
    $3,532      Greenwich Capital Markets, Inc. Tri Party, 4.52%,
                 due 05/01/01,dated 04/30/01, proceeds $3,532,
                 secured by U.S. Government Agency Obligations           $ 3,532
                (Cost $3,532)
--------------------------------------------------------------------------------
                Total Investments -- 101.1%                               $87,285
                (Cost $80,495)

--------------------------------------------------------------------------------
  Number                                            Original   Notional
    of                                  Expiration  Notional   Value at   Unrealized
Contracts  Description                     Date       Value    4/30/01   Depreciation
-------------------------------------------------------------------------------------
           Long Futures Outstanding
           ------------------------
    19     5 Year Treasury Notes        June, 2001   $2,004     $1,978       ($26)


                       See notes to financial statements.

JPMorgan SELECT EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS

As of April 30, 2001 (unaudited)
(Amounts in Thousands)

   Shares    Issuer                                            Value
------------------------------------------------------------------------
     Long-Term Investments -- 98.3%
------------------------------------------------------------------------
             Common Stock -- 98.3%
             ---------------------
             Automotive -- 2.7%
      346    Ford Motor Co.                                $  10,209
       69    General Motors Corp.                              3,770
                                                          ------------
                                                              13,979
             Banking -- 2.4%
      239    Bank of New York Co., Inc.                       12,020

             Chemicals -- 2.1%
      162    Dow Chemical Co.                                  5,413
      120    E.I. DuPont de Nemours Co.                        5,412
                                                          ------------
                                                              10,825
             Computer Networks -- 0.7%
      202    Cisco Systems, Inc. *                             3,423

             Computer Software -- 4.6%
      230    Microsoft Corp. *                                15,570
      476    Oracle Corp. *                                    7,700
                                                          ------------
                                                              23,270
             Computers/Computer Hardware -- 5.2%
      170    Hewlett-Packard Co.                               4,831
      186    International Business Machines Corp.            21,448
                                                          ------------
                                                              26,279
             Consumer Products -- 3.8%
      109    Gillette Co.                                      3,102
      168    Philip Morris Companies, Inc.                     8,394
      132    Procter & Gamble Co.                              7,905
                                                          ------------
                                                              19,401
             Diversified -- 5.4%
      470    General Electric Co.                             22,828
       85    Tyco International LTD (Bermuda)                  4,559
                                                          ------------
                                                              27,387
             Electronics/Electrical Equipment -- 0.5%
       36    Emerson                                           2,401

             Financial Services -- 9.4%
      221    American Express Co.                              9,363
      395    Citigroup, Inc.                                  19,395
      140    Merrill Lynch & Co., Inc.                         8,617
      165    Morgan Stanley Dean Witter & Co.                 10,341
                                                          ------------
                                                              47,716
             Food/Beverage Products -- 5.9%
      195    Anheuser-Busch Companies, Inc.                    7,805
      111    Coca-Cola Co.                                     5,111
      114    PepsiCo, Inc.                                     4,987
      430    Sysco Corp.                                      12,102
                                                          ------------
                                                              30,005
             Insurance -- 3.4%
      214    American International Group, Inc.               17,465

             Machinery & Engineering Equipment -- 3.1%
      163    Caterpillar, Inc.                                 8,188
      196    Dover Corp.                                       7,661
                                                          ------------
                                                              15,849

                     See notes to financial statements.

                                            JPMORGAN SELECT EQUITY INCOME FUND
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)


As of April 30, 2001 (unaudited)
(Amounts in Thousands)

   Shares    Issuer                                            Value
------------------------------------------------------------------------
     Long-Term Investments -- Continued
------------------------------------------------------------------------
             Manufacturing -- 0.7%
       78    Honeywell International, Inc.                $    3,812

             Multi-Media -- 0.6%
      104    The Walt Disney Co.                               3,132

             Oil & Gas -- 7.3%
       93    Chevron Corp.                                     8,965
      140    Exxon Mobil Corp.                                12,373
       52    Noble Drilling Corp. *                            2,530
      152    Royal Dutch Petroleum Co., N.Y. Registered        9,068
             Shares (Netherlands)
       67    Santa Fe International Corp.                      2,558
       29    Schlumberger LTD                                  1,936
                                                          ------------
                                                              37,430
             Paper/Forest Products -- 0.6%
       80    International Paper Co.                           3,137

             Pharmaceuticals -- 14.9%
      171    Abbott Laboratories                               7,928
      138    American Home Products Corp.                      7,951
      165    Bristol-Myers Squibb Co.                          9,218
      144    Eli Lilly & Co.                                  12,275
       71    Johnson & Johnson                                 6,866
      119    Merck & Co., Inc.                                 9,046
      334    Pfizer, Inc.                                     14,468
      154    Pharmacia Corp.                                   8,023
                                                          ------------
                                                              75,775
             Restaurants/Food Services -- 0.5%
       87    McDonald's Corp.                                  2,398

             Retailing -- 6.1%
      114    Home Depot, Inc.                                  5,347
      164    Limited, Inc.                                     2,775
       93    MAY Department Stores Co.                         3,462
      203    Target Corp.                                      7,805
      227    Wal-Mart Stores, Inc.                            11,764
                                                          ------------
                                                              31,153
             Semi-Conductors -- 4.9%
      430    Intel Corp.                                      13,302
      305    Texas Instruments, Inc.                          11,802
                                                          ------------
                                                              25,104
             Telecommunications -- 7.1%
      179    BellSouth Corp.                                   7,500
      326    SBC Communications, Inc.                         13,461
      281    Verizon Communications                           15,452
                                                          ------------
                                                              36,413
             Telecommunications Equipment -- 0.6%
      183    Motorola, Inc.                                    2,844

                      See notes to financial statements.

JPMORGAN SELECT EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)


As of April 30, 2001 (unaudited)
(Amounts in Thousands)

   Shares    Issuer                                            Value
------------------------------------------------------------------------
     Long-Term Investments -- Continued
------------------------------------------------------------------------
             Utilities -- 5.8%
       55    Dominion Resources, Inc.                     $    3,796
      246    Duke Energy Corp.                                11,487
      183    Enron Corp.                                      11,478
       67    TXU Corp.                                         2,959
                                                          ------------
                                                              29,720
------------------------------------------------------------------------
             Total Long-Term Investments                     500,938
             (Cost $475,629)
------------------------------------------------------------------------
     Short-Term Investment -- 1.7%
------------------------------------------------------------------------


  Principal
   Amount
             Repurchase Agreement -- 1.7%
             ----------------------------
   $8,641    Greenwich Capital Markets, Inc. Tri Party,
               4.52%, due 05/01/01, dated 04/30/01,
               proceeds $8,642, secured by U.S. Government
               Agency Obligations                              8,641
             (Cost $8,641)
------------------------------------------------------------------------
             Total Investments -- 100.0%                    $509,579
             (Cost $484,270)
------------------------------------------------------------------------


                         See notes to financial statements.

JPMorgan SELECT LARGE CAP EQUITY FUND
PORTFOLIO OF INVESTMENTS

As of April 30, 2001 (unaudited)
(Amounts in Thousands)

   Shares    Issuer                                            Value
------------------------------------------------------------------------
     Long-Term Investments -- 98.6%
------------------------------------------------------------------------
             Common Stock -- 98.6%
             ---------------------
             Aerospace -- 1.7%
       61    Boeing Co.                                   $    3,757

             Airlines -- 1.1%
      130    Southwest Airlines, Inc.                          2,374

             Automotive -- 0.5%
       36    Ford Motor Co.                                    1,072

             Banking -- 4.4%
       28    Bank of America Corp.                             1,592
       66    Bank of New York Co., Inc.                        3,317
       35    SunTrust Banks, Inc.                              2,203
       57    Wells Fargo & Co.                                 2,693
                                                          ------------
                                                               9,805
             Biotechnology -- 0.7%
       26    Amgen, Inc. *                                     1,606

             Broadcasting/Cable -- 1.1%
       58    Comcast Corp., Class A *                          2,558

             Business Services -- 1.1%
       43    SunGard Data Systems, Inc. *                      2,370

             Computer Networks -- 1.2%
      157    Cisco Systems, Inc. *                             2,665

             Computer Software -- 6.6%
       81    BMC Software, Inc. *                              1,949
       35    First Data Corp.                                  2,376
      124    Microsoft Corp. *                                 8,392
      134    Oracle Corp. *                                    2,160
                                                          ------------
                                                              14,877
             Computers/Computer Hardware -- 5.5%
       98    Compaq Computer Corp.                             1,718
       57    EMC Corp. *                                       2,262
       51    Hewlett--Packard Co.                               1,441
       48    International Business Machines Corp.             5,476
       80    Sun Microsystems, Inc. *                          1,366
                                                          ------------
                                                              12,263
             Consumer Products -- 2.4%
       16    Kimberly-Clark Corp.                                953
       55    Philip Morris Companies, Inc.                     2,750
       29    Procter & Gamble Co.                              1,764
                                                          ------------
                                                               5,467
             Diversified -- 6.0%
      204    General Electric Co.                              9,918
       66    Tyco International LTD (Bermuda)                  3,522
                                                          ------------
                                                              13,440

                         See notes to financial statements.

JPMORGAN SELECT LARGE CAP EQUITY FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)

As of April 30, 2001 (unaudited)
(Amounts in Thousands)

   Shares    Issuer                                           Value
------------------------------------------------------------------------
     Long-Term Investments -- Continued
------------------------------------------------------------------------
             Financial Services -- 9.5%
       45    American Express Co.                         $    1,914
      127    Citigroup, Inc.                                   6,240
       53    Fannie Mae                                        4,214
       12    Goldman Sachs Group, Inc.                         1,082
       54    Household International, Inc.                     3,471
       41    Merrill Lynch & Co., Inc.                         2,522
       29    Morgan Stanley Dean Witter & Co.                  1,813
                                                          ------------
                                                              21,256
             Food/Beverage Products -- 2.4%
       42    Anheuser-Busch Companies, Inc.                    1,669
       35    Coca-Cola Co.                                     1,628
       49    PepsiCo, Inc.                                     2,125
                                                          ------------
                                                               5,422
             Health Care/Health Care Services -- 1.7%
       23    Medtronic, Inc.                                   1,031
       44    UnitedHealth Group, Inc.                          2,868
                                                          ------------
                                                               3,899
             Insurance -- 2.1%
       45    American International Group, Inc.                3,683
       23    MBIA, Inc.                                        1,078
                                                          ------------
                                                               4,761
             Manufacturing -- 1.2%
       42    Illinois Tool Works, Inc.                         2,659

             Metals/Mining -- 1.5%
       80    Alcoa, Inc.                                       3,325

             Multi-Media -- 3.6%
       97    AOL Time Warner, Inc. *                           4,876
       32    Gannett Co., Inc.                                 2,066
       23    Viacom, Inc., Class B *                           1,174
                                                          ------------
                                                               8,116
             Oil & Gas -- 7.3%
       60    Baker Hughes, Inc.                                2,348
       34    BJ Services Co. *                                 2,809
       16    Chevron Corp.                                     1,586
       68    Exxon Mobil Corp.                                 6,044
       59    Royal Dutch Petroleum Co., N.Y. Registered
               Shares (Netherlands)                            3,530
                                                          ------------
                                                               16,317
             Pharmaceuticals -- 10.6%
       38    Abbott Laboratories                               1,739
       32    American Home Products Corp.                      1,871
       47    Bristol-Myers Squibb Co.                          2,656
       29    Eli Lilly & Co.                                   2,429
       29    Johnson & Johnson                                 2,827
       55    Merck & Co., Inc.                                 4,154
      154    Pfizer, Inc.                                      6,650
       34    Pharmacia Corp.                                   1,785
                                                          ------------
                                                              24,111
             Pipelines -- 1.0%
       32    El Paso Corp.                                     2,229

                        See notes to financial statements.

                                           JPMORGAN SELECT LARGE CAP EQUITY FUND
                                           PORTFOLIO OF INVESTMENTS (CONTINUED)

As of April 30, 2001
(Amounts in Thousands)

   Shares    Issuer                                            Value
------------------------------------------------------------------------
     Long-Term Investments -- Continued
------------------------------------------------------------------------
             Restaurants/Food Services -- 0.6%
       30    Tricon Global Restaurants, Inc. *            $    1,351

             Retailing -- 9.6%
       92    Bed Bath & Beyond, Inc. *                         2,595
       55    Best Buy Co., Inc. *                              3,019
       42    Home Depot, Inc.                                  1,969
       29    Kohl's Corp. *                                    1,743
       64    Target Corp.                                      2,474
       95    Wal-Mart Stores, Inc.                             4,894
      114    Walgreen Co.                                      4,862
                                                          ------------
                                                              21,556
             Semi-Conductors -- 6.3%
       23    Applied Materials, Inc. *                         1,232
      168    Intel Corp.                                       5,178
       78    KLA-Tencor Corp. *                                4,303
       24    Novellus Systems, Inc. *                          1,303
       56    Texas Instruments, Inc.                           2,169
                                                          ------------
                                                              14,185
             Telecommunications -- 5.6%
       40    AT&T Corp.                                          894
       61    BellSouth Corp.                                   2,564
       83    SBC Communications, Inc.                          3,419
       69    Verizon Communications                            3,820
      104    WorldCom, Inc. *                                  1,898
                                                          ------------
                                                              12,595
             Utilities -- 3.3%
       56    AES Corp. *                                       2,672
       76    Duke Energy Corp.                                 3,554
       18    Enron Corp.                                       1,107
                                                          ------------
                                                               7,333
------------------------------------------------------------------------
             Total Long-Term Investments                   $ 221,369
             (Cost $218,461)
------------------------------------------------------------------------
     Short-Term Investment -- 1.4%
------------------------------------------------------------------------


Principal
 Amount
             Repurchase Agreement -- 1.4%
             ----------------------------
   $3,113    Greenwich Capital Markets, Inc. Tri Party,
               4.52%, due 05/01/01, dated 04/30/01,
               proceeds $3,113, secured by U.S.
               Government Agency Obligations                   3,113
             (Cost $3,113)
------------------------------------------------------------------------
             Total Investments -- 100.0%                    $224,482
             (Cost $221,574)
------------------------------------------------------------------------

                        See notes to financial statements.
                                       33

         JPMorgan SELECT LARGE CAP GROWTH FUND
         PORTFOLIO OF INVESTMENTS

As of April 30, 2001
(Amounts in Thousands)

   Shares    Issuer                                                        Value
------------------------------------------------------------------------------------
     Long-Term Investments -- 98.2%
------------------------------------------------------------------------------------
             Common Stock -- 98.2%
             ---------------------
             Biotechnology -- 2.6%
      246    Amgen, Inc. *                                              $ 15,040

             Broadcasting/Cable -- 0.6%
       74    Comcast Corp., Class A *                                      3,257

             Computer Networks -- 2.4%
      827    Cisco Systems, Inc. *                                        14,048

             Computer Software -- 10.6%
      140    Computer Associates International, Inc.                       4,508
       87    First Data Corp.                                              5,888
      647    Microsoft Corp. *                                            43,866
      509    Oracle Corp. *                                                8,227
                                                                      ------------
                                                                          62,489
             Computers/Computer Hardware -- 8.2%
       98    Celestica, Inc. (Canada) *                                    5,005
      276    EMC Corp. *                                                  10,940
      224    International Business Machines Corp.                        25,803
      359    Sun Microsystems, Inc. *                                      6,152
                                                                      ------------
                                                                          47,900
             Consumer Products -- 1.0%
       93    Procter & Gamble Co.                                          5,589

             Diversified -- 5.1%
      610    General Electric Co.                                         29,613

             Electronics/Electrical Equipment -- 0.9%
      184    Flextronics International LTD (Singapore) *                   4,949

             Financial Services -- 10.4%
      128    Citigroup, Inc.                                               6,303
      230    Goldman Sachs Group, Inc.                                    20,944
      402    Merrill Lynch & Co., Inc.                                    24,807
      137    Morgan Stanley Dean Witter & Co.                              8,579
                                                                      ------------
                                                                          60,633
             Food/Beverage Products -- 3.8%
      217    Coca-Cola Co.                                                10,035
      276    PepsiCo, Inc.                                                12,111
                                                                      ------------
                                                                          22,146
             Health Care/Health Care Services -- 3.9%
       93    Becton, Dickinson & Co.                                       3,020
       69    Medtronic, Inc.                                               3,063
       61    Tenet Healthcare Corp. *                                      2,701
      209    UnitedHealth Group, Inc.                                     13,655
                                                                      ------------
                                                                          22,439
             Multi-Media -- 2.3%
      262    AOL Time Warner, Inc. *                                      13,233

             Oil & Gas -- 2.6%
       33    Baker Hughes, Inc.                                            1,284
      167    BJ Services Co. *                                            13,705
                                                                      ------------
                                                                          14,989


                       See notes to financial statements.

                                JPMORGAN SELECT LARGE CAP GROWTH FUND
                                 PORTFOLIO OF INVESTMENTS (CONTINUED)

As of April 30, 2001
(Amounts in Thousands)

   Shares    Issuer                                                        Value
------------------------------------------------------------------------------------
     Long-Term Investments -- Continued
------------------------------------------------------------------------------------
             Pharmaceuticals -- 16.0%
      164    Bristol-Myers Squibb Co.                                   $  9,205
       97    Cardinal Health, Inc.                                         6,529
      114    Elan Corp. PLC, ADR (Ireland) *                               5,718
       84    Eli Lilly & Co.                                               7,115
      156    Johnson & Johnson                                            15,087
      260    Merck & Co., Inc.                                            19,743
      703    Pfizer, Inc.                                                 30,448
                                                                      ------------
                                                                          93,845
             Restaurants/Food Services -- 3.3%
      427    Tricon Global Restaurants, Inc. *                            19,120

             Retailing -- 10.7%
      208    Bed Bath & Beyond, Inc. *                                     5,899
       88    BJ's Wholesale Club, Inc. *                                   3,980
       52    CVS Corp.                                                     3,042
      103    Kohl's Corp. *                                                6,294
      397    Target Corp.                                                 15,255
      477    Wal-Mart Stores, Inc.                                        24,660
       68    Walgreen Co.                                                  2,926
                                                                      ------------
                                                                          62,056
             Semi-Conductors -- 11.6%
      200    Applied Materials, Inc. *                                    10,923
      828    Intel Corp.                                                  25,585
      173    KLA-Tencor Corp. *                                            9,505
      359    Lam Research Corp. *                                         10,638
      208    Novellus Systems, Inc. *                                     11,481
                                                                      ------------
                                                                          68,132

             Telecommunications Equipment -- 1.1%
       38    CIENA Corp. *                                                 2,096
       70    Juniper Networks, Inc. *                                      4,155
                                                                      ------------
                                                                           6,251
             Utilities -- 1.1%
      132    Duke Energy Corp.                                             6,168

------------------------------------------------------------------------------------
             Total Long-Term Investments                                 571,897
             (Cost $557,653)
------------------------------------------------------------------------------------
     Short-Term Investment--1.1%
------------------------------------------------------------------------------------


Principal
  Amount
             Repurchase Agreement -- 1.1%
             ----------------------------
   $6,277    Greenwich Capital Markets, Inc. Tri Party, 4.52%,
               due 05/01/01, dated 04/30/01, proceeds $6,278,
               secured by U.S. Government Agency Obligations               6,277
             (Cost $6,277)
------------------------------------------------------------------------------------
             Total Investments -- 99.3%                                 $578,174
             (Cost $563,930)
------------------------------------------------------------------------------------


                       See notes to financial statements.

         JPMorgan  SELECT MID CAP EQUITY FUND
         PORTFOLIO OF INVESTMENTS

As of April 30, 2001 (unaudited)
(Amounts in Thousands)

   Shares    Issuer                                                        Value
------------------------------------------------------------------------------------
     Long-Term Investments -- 94.9%
------------------------------------------------------------------------------------
             Common Stock -- 94.9%
             ---------------------
             Advertising -- 1.3%
       53    True North Communications, Inc.                            $  2,025

             Aerospace -- 0.5%
       21    Goodrich (B.F.) Co.                                             827

             Apparel -- 1.9%
       75    Jones Apparel Group, Inc. *                                   2,981

             Banking -- 7.2%
       35    Associated Banc Corp.                                         1,223
       31    Commerce Bancshares, Inc.                                     1,051
       56    Compass Bancshares, Inc.                                      1,296
       62    Cullen/Frost Bankers, Inc.                                    1,983
       47    Firstmerit Corp.                                              1,160
       32    Mercantile Bankshares Corp.                                   1,202
       45    TCF Financial Corp.                                           1,711
       31    Zions Bancorp.                                                1,652
                                                                      ------------
                                                                          11,278
             Biotechnology -- 1.7%
       19    Genzyme Corp. *                                               2,071
        9    Protein Design Labs, Inc. *                                     578
                                                                      ------------
                                                                           2,649
             Business Services -- 7.2%
       48    Affiliated Computer Services, Inc., Class A *                 3,456
       80    Concord EFS, Inc. *                                           3,723
       53    Manpower, Inc.                                                1,715
       43    SunGard Data Systems, Inc. *                                  2,377
                                                                      ------------
                                                                          11,271
             Chemicals -- 2.5%
       57    Cytec Industries, Inc. *                                      1,864
       29    FMC Corp. *                                                   2,079
                                                                      ------------
                                                                           3,943
             Computer Software -- 0.4%
       25    Rational Software Corp. *                                       605

             Construction -- 2.8%
       41    American Standard Companies, Inc. *                           2,470
       43    Lennar Corp.                                                  1,882
                                                                      ------------
                                                                           4,352
             Electronics/Electrical Equipment -- 5.9%
       32    Amphenol Corp., Class A *                                     1,347
       33    PerkinElmer, Inc.                                             2,208
       18    Sanmina Corp. *                                                 525
       48    Symbol Technologies, Inc.                                     1,512
       95    Vishay Intertechnology, Inc. *                                2,370
       30    Zebra Technologies Corp., Class A *                           1,298
                                                                      ------------
                                                                           9,260
             Entertainment/Leisure -- 2.8%
       75    Harrah's Entertainment, Inc. *                                2,587
      165    Park Place Entertainment Corp. *                              1,835
                                                                      ------------
                                                                           4,422


                       See notes to financial statements.

                                  JPMORGAN SELECT MID CAP EQUITY FUND
                                 PORTFOLIO OF INVESTMENTS (CONTINUED)


As of April 30, 2001 (unaudited)
(Amounts in Thousands)

   Shares    Issuer                                                        Value
------------------------------------------------------------------------------------
     Long-Term Investments -- Continued
------------------------------------------------------------------------------------
             Financial Services -- 2.0%
       49    A.G. Edwards, Inc.                                         $  1,993
       19    Golden West Financial Corp.                                   1,115
                                                                      ------------
                                                                           3,108
             Food/Beverage Products -- 1.6%
       62    Pepsi Bottling Group, Inc.                                    2,481

             Health Care/Health Care Services -- 9.8%
      128    Cytyc Corp. *                                                 3,014
       68    Dentsply International, Inc.                                  2,664
      195    Health Management Associates, Inc., Class A *                 3,494
      109    Healthsouth Corp. *                                           1,531
       80    Oxford Health Plans, Inc. *                                   2,488
       40    Stryker Corp.                                                 2,372
                                                                      ------------
                                                                          15,563
             Hotels/Other Lodging -- 1.1%
      150    Hilton Hotels Corp.                                           1,658

             Insurance -- 6.2%
       95    Ace LTD (Bermuda)                                             3,392
       60    Radian Group, Inc.                                            4,650
       45    Torchmark Corp.                                               1,705
                                                                      ------------
                                                                           9,747
             Internet Services/Software -- 0.7%
       21    TMP Worldwide, Inc. *                                         1,028

             Machinery & Engineering Equipment -- 1.1%
       45    Dover Corp.                                                   1,758

             Oil & Gas -- 9.2%
       14    BJ Services Co. *                                             1,152
       51    Cooper Cameron Corp. *                                        3,216
      118    Global Marine, Inc. *                                         3,393
       28    Nicor, Inc.                                                   1,097
       30    Noble Drilling Corp. *                                        1,455
       75    Tosco Corp.                                                   3,453
       35    Triton Energy LTD (Cayman Islands) *                            879
                                                                      ------------
                                                                          14,645
             Pharmaceuticals -- 5.4%
       41    Alza Corp. *                                                  1,875
       43    Amerisource Health Corp., Class A *                           2,322
       36    Biovail Corp. International (Canada) *                        1,414
       15    IDEC Pharmaceuticals Corp. *                                    738
       11    Vertex Pharmaceuticals, Inc. *                                  424
       34    Watson Pharmaceuticals, Inc. *                                1,693
                                                                      ------------
                                                                           8,466
             Pipelines -- 2.0%
       28    El Paso Corp.                                                 1,927
       21    National Fuel Gas Co.                                         1,180
                                                                      ------------
                                                                           3,107
             Printing & Publishing -- 1.0%
       86    A.H. Belo Corp., Class A                                      1,517


                       See notes to financial statements.

         JPMORGAN SELECT MID CAP EQUITY FUND
         PORTFOLIO OF INVESTMENTS (CONTINUED)


As of April 30, 2001 (unaudited)
(Amounts in Thousands)

   Shares    Issuer                                                        Value
------------------------------------------------------------------------------------
     Long-Term Investments -- Continued
------------------------------------------------------------------------------------
             Real Estate Investment Trust -- 0.9%
       28    Equity Residential Properties Trust                        $  1,470

             Restaurants/Food Services -- 2.2%
      120    Brinker International, Inc. *                                 3,444

             Retailing -- 4.5%
       87    BJ's Wholesale Club, Inc. *                                   3,941
       27    Federated Department Stores, Inc. *                           1,160
       74    Linens `n Things, Inc. *                                      1,999
                                                                      ------------
                                                                           7,100
             Semi-Conductors -- 4.4%
       65    Altera Corp. *                                                1,644
       64    Intersil Holding Corp. *                                      2,064
       45    Microchip Technology, Inc. *                                  1,302
       35    Transwitch Corp. *                                              607
       38    Vitesse Semiconductor Corp. *                                 1,288
                                                                      ------------
                                                                           6,905
             Shipping/Transportation -- 1.1%
       64    C.H. Robinson Worldwide, Inc.                                 1,732

             Telecommunications -- 2.3%
       31    U.S. Cellular Corp. *                                         2,046
       36    Western Wireless Corp., Class A *                             1,603
                                                                      ------------
                                                                           3,649
             Telecommunications Equipment -- 0.9%
       20    Comverse Technology, Inc. *                                   1,370

             Utilities -- 4.3%
       37    Alliant Energy Corp.                                          1,154
       35    American Water Works, Inc.                                    1,085
       32    Nisource, Inc.                                                  953
       43    Scana Corp.                                                   1,207
       59    Talisman Energy, Inc. (Canada) *                              2,402
                                                                      ------------
                                                                           6,801
------------------------------------------------------------------------------------
             Total Long-Term Investments                                 149,162
             (Cost $121,316)
------------------------------------------------------------------------------------
     Short-Term Investment -- 5.3%
------------------------------------------------------------------------------------


Principal
  Amount
             Repurchase Agreement -- 5.3%
             ----------------------------
   $8,295    Greenwich Capital Markets, Inc. Tri Party, 4.52%,
               due 05/01/01, dated 04/30/01, proceeds $8,296,
               secured by U.S. Government Agency Obligations               8,295
             (Cost $8,295)
------------------------------------------------------------------------------------
             Total Investments -- 100.2%                                $157,457
             (Cost $129,611)
------------------------------------------------------------------------------------


                       See notes to financial statements.

         JPMorgan SELECT SMALL CAP EQUITY FUND
         PORTFOLIO OF INVESTMENTS


As of April 30, 2001 (unaudited)
(Amounts in Thousands)

   Shares    Issuer                                                        Value
------------------------------------------------------------------------------------
     Long-Term Investments -- 97.6%
------------------------------------------------------------------------------------
             Common Stock -- 97.6%
             ---------------------
             Advertising -- 2.7%
       79    ADVO, Inc. *                                               $  2,555
       88    Catalina Marketing Corp. *                                    3,062
       89    True North Communications, Inc.                               3,416
                                                                       ------------
                                                                           9,033
             Aerospace -- 0.7%
      125    Esterline Technologies Corp. *                                2,434

             Apparel -- 0.7%
       50    Timberland Co., Class A *                                     2,466

             Automotive -- 1.9%
      200    Copart, Inc. *                                                4,570
      101    Lithia Motors, Inc., Class A *                                1,808
                                                                       ------------
                                                                           6,378
             Banking -- 5.9%
      281    Colonial BancGroup, Inc.                                      3,497
       94    Commerce Bancorp, Inc.                                        6,504
      149    Cullen/Frost Bankers, Inc.                                    4,760
       43    Investors Financial Services Corp.                            3,080
       73    UCBH Holdings, Inc.                                           2,022
                                                                       ------------
                                                                          19,863
             Broadcasting/Cable -- 1.3%
      194    Entravision Communications Corp., Class A *                   1,961
       87    Westwood One, Inc. *                                          2,285
                                                                       ------------
                                                                           4,246
             Business Services -- 6.1%
      129    ChoicePoint, Inc. *                                           4,780
       60    CSG Systems International, Inc. *                             3,510
       62    F.Y.I., Inc. *                                                2,142
       28    Fair, Isaac & Co., Inc.                                       1,909
      150    Iron Mountain, Inc. *                                         5,420
      164    On Assignment, Inc. *                                         2,804
                                                                       ------------
                                                                          20,565
             Chemicals -- 3.7%
       46    Cabot Microelectronics Corp. *                                2,958
       90    Cytec Industries, Inc. *                                      2,950
       66    OM Group, Inc.                                                3,620
      160    Spartech Corp.                                                2,878
                                                                       ------------
                                                                          12,406
             Computer Networks -- 2.2%
      138    Avocent Corp. *                                               3,427
       65    Black Box Corp. *                                             3,777
                                                                       ------------
                                                                           7,204
             Computer Software -- 3.7%
       91    Advent Software, Inc. *                                       5,104
       62    AremisSoft Corp. *                                            1,102
      128    Mentor Graphics Corp. *                                       3,355
       91    RSA Security, Inc. *                                          2,914
                                                                       ------------
                                                                          12,475


                       See notes to financial statements.

         JPMORGAN SELECT SMALL CAP EQUITY FUND
         PORTFOLIO OF INVESTMENTS (CONTINUED)


As of April 30, 2001 (unaudited)
(Amounts in Thousands)

   Shares    Issuer                                                        Value
------------------------------------------------------------------------------------
     Long-Term Investments -- Continued
------------------------------------------------------------------------------------
             Construction -- 2.4%
      125    D.R. Horton, Inc.                                          $  3,024
       60    Dycom Industries, Inc. *                                        993
       52    Insituform Technologies, Inc., Class A *                      1,799
       64    Toll Brothers, Inc. *                                         2,283
                                                                       ------------
                                                                           8,099
             Consumer Services -- 0.9%
       99    Education Management Corp. *                                  3,086

             Electronics/Electrical Equipment -- 5.9%
       71    Amphenol Corp., Class A *                                     3,006
      143    Gentex Corp. *                                                3,850
      136    Kent Electronics Corp. *                                      2,942
       77    PerkinElmer, Inc.                                             5,125
      157    Technitrol, Inc.                                              4,735
                                                                       ------------
                                                                          19,658
             Engineering Services -- 1.1%
       55    Jacobs Engineering Group, Inc. *                              3,626

             Environmental Services -- 0.4%
       56    Tetra Tech, Inc. *                                            1,375

             Financial Services -- 1.6%
       70    Federated Investors, Inc., Class B                            2,033
      109    Raymond James Financial Corp.                                 3,293
                                                                       ------------
                                                                           5,326
             Food/Beverage Products -- 2.7%
       47    Constellation Brands, Inc. *                                  3,034
      110    Performance Food Group Co. *                                  5,948
                                                                       ------------
                                                                           8,982
             Health Care/Health Care Services -- 13.6%
      105    AdvancePCS, Inc. *                                            6,025
      195    Community Health Systems, Inc. *                              5,560
      139    Cooper Companies, Inc.                                        6,189
       51    Molecular Devices Corp. *                                       978
      123    Oxford Health Plans, Inc. *                                   3,832
      183    Patterson Dental Co. *                                        5,588
      254    Province Healthcare Co. *                                     6,505
       41    RehabCare Group, Inc. *                                       1,551
       77    Syncor International Corp. *                                  2,711
       95    Varian Medical Systems, Inc. *                                6,558
                                                                       ------------
                                                                          45,497
             Hotels/Other Lodging -- 1.0%
      212    Extended Stay America, Inc. *                                 3,359

             Insurance -- 3.8%
      124    Arthur J. Gallagher & Co.                                     3,132
      129    Brown & Brown, Inc.                                           5,478
      151    HCC Insurance Holdings, Inc.                                  4,253
                                                                       ------------
                                                                          12,863


                       See notes to financial statements.

                                JPMORGAN SELECT SMALL CAP EQUITY FUND
                                 PORTFOLIO OF INVESTMENTS (CONTINUED)


As of April 30, 2001 (unaudited)
(Amounts in Thousands)

   Shares    Issuer                                                        Value
------------------------------------------------------------------------------------
     Long-Term Investments -- Continued
------------------------------------------------------------------------------------
             Machinery & Engineering Equipment -- 2.8%
      110    Brooks Automation, Inc. *                                  $  6,900
       79    Cognex Corp. *                                                2,337
                                                                       ------------
                                                                           9,237
             Oil & Gas -- 7.4%
       93    Cross Timbers Oil Co.                                         2,520
      129    Louis Dreyfus Natural Gas *                                   4,930
       68    Newfield Exploration Co. *                                    2,455
      229    Pride International, Inc. *                                   6,107
       85    Varco International, Inc. *                                   1,997
      151    Veritas DGC, Inc. *                                           4,917
       84    Vintage Petroleum, Inc.                                       1,729
                                                                       ------------
                                                                          24,655
             Pharmaceuticals -- 3.6%
      107    Amerisource Health Corp., Class A *                           5,754
       54    COR Therapeutics, Inc. *                                      1,674
       76    K-V Pharmaceutical Co., Class A *                             1,653
      105    Scios, Inc. *                                                 2,857
                                                                       ------------
                                                                          11,938
             Real Estate Investment Trust -- 1.9%
       86    Alexandria Real Estate Equities                               3,192
       36    Chelsea Property Group, Inc.                                  1,553
       35    Essex Property Trust, Inc.                                    1,645
                                                                       ------------
                                                                           6,390
             Restaurants/Food Services -- 2.6%
      256    Jack in the Box, Inc. *                                       6,784
       65    Sonic Corp. *                                                 1,802
                                                                       ------------
                                                                           8,586
             Retailing -- 5.1%
      216    BJ's Wholesale Club, Inc. *                                   9,803
       93    Chico's FAS, Inc. *                                           4,141
       36    Linens 'n Things, Inc. *                                        959
      208    Stein Mart, Inc. *                                            2,232
                                                                       ------------
                                                                          17,135
             Semi-Conductors -- 5.5%
       94    Actel Corp. *                                                 2,157
       50    Alpha Industries, Inc. *                                      1,235
       38    Maxim Integrated Products, Inc. *                             1,951
      175    Semtech Corp. *                                               5,029
      131    Ultratech Stepper, Inc. *                                     3,751
      133    Varian, Inc. *                                                4,284
                                                                       ------------
                                                                          18,407
             Shipping/Transportation -- 1.5%
      187    C.H. Robinson Worldwide, Inc.                                 5,055

             Telecommunications -- 1.0%
      191    Price Communications Corp. *                                  3,445


                       See notes to financial statements.

         JPMORGAN SELECT SMALL CAP EQUITY FUND
         PORTFOLIO OF INVESTMENTS (CONTINUED)


As of April 30, 2001 (unaudited)
(Amounts in Thousands)

   Shares    Issuer                                                        Value
------------------------------------------------------------------------------------
     Long-Term Investments -- Continued
------------------------------------------------------------------------------------
             Utilities -- 3.9%
       85    American States Water Co.                                  $  2,780
       80    Laclede Gas Co.                                               1,918
       73    Northwest Natural Gas Co.                                     1,618
      190    Public Service Co. of New Mexico                              6,868
                                                                       ------------
                                                                          13,184
------------------------------------------------------------------------------------
             Total Long-Term Investments                                 326,973
             (Cost $272,901)
------------------------------------------------------------------------------------
     Short-Term Investment -- 2.4%
------------------------------------------------------------------------------------


  Principal
    Amount
             Repurchase Agreement -- 2.4%
             ----------------------------
   $8,067    Greenwich Capital Markets, Inc., Tri Party, 4.52%,
               due 05/01/01, dated 04/30/01, proceeds $8,068,
               Secured by U.S Government Agency Obligations                8,067
             (Cost $8,067)
------------------------------------------------------------------------------------
             Total Investments -- 100.0%                                $335,040
             (Cost $280,968)
------------------------------------------------------------------------------------


                       See notes to financial statements.

         JPMorgan  SELECT INTERNATIONAL EQUITY FUND
         PORTFOLIO OF INVESTMENTS


As of April 30, 2001 (unaudited)
(Amounts in Thousands)

   Shares    Issuer                                                        Value
------------------------------------------------------------------------------------
     Long-Term Investments -- 98.9%
------------------------------------------------------------------------------------
             Common Stock -- 98.9%
             ---------------------
             Australia -- 1.5%
       75    National Australia Bank LTD                                $  1,148
      124    News Corp., LTD                                               1,182
      124    Woodside Petroleum LTD                                          848
                                                                       ------------
                                                                           3,178
             Belgium -- 1.3%
       16    Dexia                                                         2,579

             Brazil -- 0.3%
       24    Unibanco -- Uniao de Bancos Brasileiros S.A., GDR               589

             Finland -- 4.1%
      222    Nokia OYJ                                                     7,348
       91    Sonera OYJ                                                    1,002
                                                                       ------------
                                                                           8,350
             France -- 10.8%
       41    Alstom                                                        1,188
       41    Aventis SA                                                    3,145
       34    AXA                                                           4,067
       27    BNP Paribas                                                   2,428
       17    Cap Gemini SA                                                 2,425
       16    Compagnie de Saint-Gobain                                     2,407
       12    Imerys                                                        1,266
       36    Total Fina SA, Class B                                        5,312
                                                                       ------------
                                                                          22,238
             Germany -- 8.0%
       67    Bayer AG                                                      2,802
       87    Bayerische Motoren Werke AG                                   2,905
       51    Deutsche Bank AG                                              4,170
       31    Deutsche Post AG *                                              519
       60    Heidelberger Zement AG                                        3,137
       40    Siemens AG                                                    2,907
                                                                       ------------
                                                                          16,440
             Hong Kong -- 2.8%
      231    Cheung Kong Holdings LTD                                      2,577
      756    China Unicom *                                                1,061
      267    Henderson Land Development                                    1,226
      484    MTR Corp. *                                                     835
                                                                       ------------
                                                                           5,699
             Italy -- 4.0%
      884    ENI-Ente Nazionale Idrocarburi SPA                            6,054
      200    Telecom Italia SPA                                            2,217
                                                                       ------------
                                                                           8,271


                       See notes to financial statements.

         JPMORGAN SELECT INTERNATIONAL EQUITY FUND
         PORTFOLIO OF INVESTMENTS (CONTINUED)


As of April 30, 2001 (unaudited)
(Amounts in Thousands)

   Shares    Issuer                                                        Value
------------------------------------------------------------------------------------
     Long-Term Investments -- Continued
------------------------------------------------------------------------------------
             Japan -- 21.0%
       17    Acom Co., LTD                                              $  1,328
       90    Canon, Inc.                                                   3,533
       81    Chugai Pharmaceutical Co., LTD                                1,203
       58    FamilyMart Co., LTD                                             979
        0    Fuji Television Network, Inc.                                 1,269
       12    Hirose Electric Co., LTD                                      1,106
       25    Hoya Corp.                                                    1,613
      113    Kaneka Corp.                                                    955
       54    KAO Corp.                                                     1,373
       20    Mabuchi Motor Co., LTD                                        1,966
       31    Murata Manufacturing Co., LTD                                 2,633
      359    Nikko Securities Co., LTD                                     3,051
        0    Nippon Telegraph & Telephone Corp.                            2,307
        0    Nippon Unipac Holding *                                         391
        0    NTT DoCoMo, Inc.                                              3,578
        0    Orix Corp.                                                        5
       11    Rohm Co., LTD                                                 1,994
       18    Secom Co., LTD                                                1,093
       50    Sony Corp.                                                    3,702
      106    Sumitomo Bank LTD                                               990
      169    Sumitomo Corp.                                                1,248
       33    Takeda Chemical Industries                                    1,592
       15    Takefuji Corp.                                                1,199
       15    TDK Corp.                                                       889
       40    Terumo Corp.                                                    805
       11    Tokyo Electron LTD                                              831
      138    Toshiba Corp.                                                   906
       25    Yamanouchi Pharmaceutical Co., LTD                              692
                                                                       ------------
                                                                          43,231
             Netherlands -- 6.3%
      109    ABN Amro Holding NV                                           2,192
      172    Elsevier NV                                                   2,357
       47    Fortis (NL) NV                                                1,227
       55    ING Groep NV                                                  3,721
      115    Koninklijke Philips Electronics NV                            3,369
                                                                       ------------
                                                                          12,866
             Portugal -- 1.1%
      141    Brisa-Auto Estradas de Portugal SA                            1,312
       90    Telecel-Comunicacoes Pessoai *                                1,004
                                                                       ------------
                                                                           2,316
             South Korea -- 1.0%
       46    Pohang Iron & Steel Co., LTD, ADR                               920
       12    Samsung Electronics, GDR                                      1,119
                                                                       ------------
                                                                           2,039
             Spain -- 2.2%
      170    Altadis SA                                                    2,105
       67    Banco Popular Espanol                                         2,405
                                                                       ------------
                                                                           4,510
             Sweden -- 1.0%
      345    Nordea AB                                                     2,081


                       See notes to financial statements.

                            JPMORGAN SELECT INTERNATIONAL EQUITY FUND
                                 PORTFOLIO OF INVESTMENTS (CONTINUED)


As of April 30, 2001 (unaudited)
(Amounts in Thousands)

   Shares    Issuer                                                        Value
------------------------------------------------------------------------------------
     Long-Term Investments -- Continued
------------------------------------------------------------------------------------
             Switzerland -- 6.4%
        1    Nestle SA                                                  $  2,207
        3    Novartis AG *                                                 4,495
        0    Roche Holding AG                                              2,442
       16    UBS AG                                                        2,481
        4    Zurich Financial Services AG                                  1,556
                                                                       ------------
                                                                          13,181
             Taiwan -- 0.6%
      107    United Microelectronics Corp., ADR *                          1,180

             United Kingdom-- 26.5%
       66    Abbey National PLC                                            1,164
       18    Autonomy Corp. PLC *                                            154
      772    BAE Systems PLC                                               3,655
      112    Barclays PLC                                                  3,596
      153    Bass PLC                                                      1,679
      610    BG Group PLC                                                  2,401
       63    BOC Group PLC                                                   928
      466    BP Amoco PLC                                                  4,184
      272    British Land Company PLC                                      1,815
      216    CGNU PLC                                                      2,993
      237    Compass Group PLC *                                           1,818
       94    GKN PLC                                                       1,019
      152    GlaxoSmithkline PLC *                                         4,011
      610    Lattice Group PLC *                                           1,140
      565    Legal & General Group PLC                                     1,332
       95    Powergen PLC                                                    966
      176    Reuters Group PLC                                             2,585
      120    Rio Tinto PLC                                                 2,437
       65    Schroders PLC                                                   889
      891    Tesco PLC                                                     3,186
      339    Unilever PLC                                                  2,563
    2,730    Vodafone AirTouch PLC                                         8,291
      238    Wolseley PLC                                                  1,520
                                                                       ------------
                                                                          54,326
           -------------------------------------------------------------------------
             Total Common Stock                                          203,074
             (Cost $210,687)
           -------------------------------------------------------------------------

             Redeemable Unsecured Loan Stock -- 0.0%
             ---------------------------------------
             Malaysia -- 0.0%
   10,000    Sunway Building Technology, BHD, 3.00%, 07/30/01                 26
             (Cost $40)


Principal
   Amount
    (DEM)
             Convertible Bond -- 0.0%
             ------------------------
             Germany -- 0.0%
       73    DaimlerChrysler AG, 5.75%, 06/14/02                              39
             (Cost $56)
------------------------------------------------------------------------------------
             Total Investments -- 98.9%                                 $203,139
             (Cost $210,783)
------------------------------------------------------------------------------------


                       See notes to financial statements.

JPMORGAN SELECT INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)

Summary of Investments by Industry, April 30, 2001

Industry                                       % of Investment Securities
-------------------------------------------------------------------------
        Oil & Gas                                               9.7%
        Telecommunications                                      9.6%
        Banking                                                 9.5%
        Electronics/Electrical Equipment                        9.2%
        Pharmaceuticals                                         8.7%
        Insurance                                               6.1%
        Financial Services                                      5.6%
        Food/Beverage Products                                  4.7%
        Telecommunications Equipment                            3.6%
        Transportation                                          3.4%
        Real Estate                                             2.8%
        Construction Materials                                  2.7%
        Chemicals                                               2.3%
        Diversified                                             2.1%
        Other (below 2%)                                       20.0%
-------------------------------------------------------------------------
        Total                                                 100.0%
-------------------------------------------------------------------------

INDEX:
*      -- Non-income producing security.
@      -- All or a portion of this security is segregated for futures.
+      -- All or a portion of this security is segregated for forward foreign currency contracts, TBA, when issued or delayed delivery securities.
ADR    -- American Depositary Receipt.
GDR    -- Global Depositary Receipt.
MTN    -- Medium Term Note.
TBA    -- To be announced.


                       See notes to financial statements.

JPMorgan SELECT FUNDS
STATEMENT OF ASSETS AND LIABILITIES As of April 30, 2001 (unaudited)


(Amounts in Thousands, Except Per Share Amounts)

                                                         Equity      Large Cap     Large Cap
                                          Balanced       Income       Equity        Growth
                                            Fund          Fund         Fund          Fund
-----------------------------------------------------------------------------------------------
   ASSETS:
     Investment securities, at
     value ...........................   $   87,285    $  509,579   $  224,482    $  578,174
     Cash ............................           11            --           --            --
     Other assets ....................            6            12            4            11
     Receivables:
       Investment securities sold ....        1,684            --           34         4,516
       Interest and dividends ........          498           629          139           134
       Fund shares sold ..............           --            79           70            25
-----------------------------------------------------------------------------------------------
          Total Assets ...............       89,484       510,299      224,729       582,860
-----------------------------------------------------------------------------------------------
   LIABILITIES:
     Payables:
       To custodian ..................           --            10           --            --
       Investment securities
       purchased .....................        2,866            --           34           331
       Dividends .....................          144           406           --            --
       Margin account for future
       contracts .....................            2            --           --            --
     Accrued liabilities
       Investment advisory fees ......           35           113           70           143
       Administration fees ...........            8            45           19            51
       Shareholder servicing fees ....           13           101           32            --
       Custodian fees ................            3             9           15            19
       Other .........................           68           203           97           168
-----------------------------------------------------------------------------------------------
          Total Liabilities ..........        3,139           887          267           712
-----------------------------------------------------------------------------------------------
   NET ASSETS:
     Paid in capital .................       78,468       480,174      228,069       575,774
     Accumulated undistributed/
     (distributions in excess of) net
     investment income ...............          (66)           70          (30)          169
     Accumulated net realized gain
     (loss) on investments and futures
     transactions ....................        1,179         3,859       (6,485)       (8,039)
     Net unrealized appreciation
     of investments and futures
     contracts .......................        6,764        25,309        2,908        14,244
-----------------------------------------------------------------------------------------------
          Total Net Assets ...........   $   86,345    $  509,412   $  224,462    $  582,148
-----------------------------------------------------------------------------------------------
   Shares of beneficial interest
   outstanding ($.001 par value;
   unlimited number of shares
   authorized) .......................        3,999        23,853        8,404        29,969
   Net asset value, redemption and
   offering price per share ..........   $    21.59    $    21.36   $    26.71    $    19.43
-----------------------------------------------------------------------------------------------
   Cost of investments ...............   $   80,495    $  484,270   $  221,574    $  563,930
-----------------------------------------------------------------------------------------------


                       See notes to financial statements.

JPMorgan SELECT FUNDS
STATEMENT OF ASSETS AND LIABILITIES As of April 30, 2001 (unaudited)

(Amounts in Thousands, Except Per Share Amounts)

                                                      Mid Cap     Small Cap   International
                                                      Equity        Equity       Equity
                                                       Fund          Fund         Fund
---------------------------------------------------------------------------------------------
   ASSETS:
     Investment securities, at value ............   $  157,457    $  335,040   $  203,139
     Cash .......................................            1             1        2,246
     Foreign currency (Cost $30) ................           --            --           27
     Other assets ...............................            3             7            5
     Receivables:
       Interest and dividends ...................           68           107          850
       Fund shares sold .........................           18            18           17
---------------------------------------------------------------------------------------------
          Total Assets ..........................      157,547       335,173      206,284
---------------------------------------------------------------------------------------------
   LIABILITIES:
     Payables:
       Investment securities purchased ..........          223            --          596
     Accrued liabilities
       Investment advisory fees .................           34            34          125
       Administration fees ......................           14            29           18
       Custodian fees ...........................           16            13           25
       Other ....................................           97            99          138
---------------------------------------------------------------------------------------------
          Total Liabilities .....................          384           175          902
---------------------------------------------------------------------------------------------
   NET ASSETS:
     Paid in capital ............................      124,379       279,645      213,269
     Accumulated undistributed/(distributions in
     excess of) net investment income ...........           (6)          110          469
     Accumulated net realized gain (loss) on
     investments, futures and foreign exchange
     transactions ...............................        4,944         1,171         (691)
     Net unrealized appreciation (depreciation)
     of investments, futures contracts and
     foreign exchange transactions ..............       27,846        54,072       (7,665)
---------------------------------------------------------------------------------------------
          Total Net Assets ......................   $  157,163    $  334,998   $  205,382
---------------------------------------------------------------------------------------------
   Shares of beneficial interest outstanding
   ($.001 par value; unlimited number of shares
   authorized) ..................................        5,300         8,511        8,103
   Net asset value, redemption and offering price
   per share ....................................   $    29.66    $    39.36   $    23.35
---------------------------------------------------------------------------------------------
   Cost of investments ..........................   $  129,611    $  280,968   $  210,783
---------------------------------------------------------------------------------------------


                       See notes to financial statements.

JPMorgan SELECT FUNDS
STATEMENT OF OPERATIONS For the six months ended April 30, 2001 (unaudited)


(Amounts in Thousands)

                                                    Equity                     Large Cap
                                     Balanced       Income       Large Cap      Growth
                                       Fund          Fund       Equity Fund      Fund
--------------------------------------------------------------------------------------------
   INVESTMENT INCOME
     Dividend ...................   $      251    $    3,710    $      947    $    2,208
     Interest ...................        1,361           612           300            --
     Foreign taxes withheld .....           --            --            --            (1)
--------------------------------------------------------------------------------------------
          Total investment income        1,612         4,322         1,247         2,207
--------------------------------------------------------------------------------------------
   EXPENSES:
     Investment advisory fees ...          244         1,087           440         1,328
     Administration fees ........           73           408           165           498
     Shareholder servicing fees .          122           679           275           830
     Custodian fees .............           54            57            22            17
     Printing and postage .......            3             6             3            10
     Professional fees ..........           14            22            15            19
     Registration expenses ......           15            13            13             3
     Transfer agent fees ........           10            14             6            13
     Trustees' fees .............            2            12             5            15
     Other ......................            5            12             2            24
--------------------------------------------------------------------------------------------
          Total expenses ........          542         2,310           946         2,757
--------------------------------------------------------------------------------------------
     Less amounts waived ........           54           435           121         1,294
--------------------------------------------------------------------------------------------
          Net expenses ..........          488         1,875           825         1,463
--------------------------------------------------------------------------------------------
            Net investment
            income ..............        1,124         2,447           422           744
--------------------------------------------------------------------------------------------
   REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
     Net realized gain (loss) on:
       Investments ..............        1,437         4,193        (6,399)       (7,644)
     Change in net unrealized
     depreciation of:
       Investments ..............      (10,969)      (65,160)      (32,642)     (167,293)
       Futures contracts ........          (26)           --            --            --
--------------------------------------------------------------------------------------------
     Net realized and unrealized
     loss on investments and
     futures transactions .......       (9,558)      (60,967)      (39,041)     (174,937)
--------------------------------------------------------------------------------------------
     Net decrease in net
     assets from operations .....   $   (8,434)   $  (58,520)   $  (38,619)   $ (174,193)
--------------------------------------------------------------------------------------------


                       See notes to financial statements.

JPMorgan SELECT FUNDS
STATEMENT OF OPERATIONS For the six months ended April 30, 2001 (unaudited)


(Amounts in Thousands)

                                             Mid Cap      Small Cap   International
                                             Equity        Equity        Equity
                                              Fund          Fund          Fund
---------------------------------------------------------------------------------------
   INVESTMENT INCOME:
     Dividend ..........................   $      522    $      782    $    2,110
     Interest ..........................          222           321           157
     Foreign taxes withheld ............           --            --          (237)
---------------------------------------------------------------------------------------
          Total investment income ......          744         1,103         2,030
---------------------------------------------------------------------------------------
   EXPENSES:
     Investment advisory fees ..........          503         1,098         1,059
     Administration fees ...............          116           253           159
     Shareholder servicing fees ........          194           422           265
     Custodian fees ....................           46            42            70
     Printing and postage ..............            2             3             3
     Professional fees .................           13            14            13
     Registration expenses .............            7            12             9
     Transfer agent fees ...............           10            11             9
     Trustees' fees ....................            4             8             5
     Other .............................            1            13             6
---------------------------------------------------------------------------------------
          Total expenses ...............          896         1,876         1,598
---------------------------------------------------------------------------------------
     Less amounts waived ...............          507         1,399           539
     Less earnings credits .............            2            --            --
---------------------------------------------------------------------------------------
          Net expenses .................          387           477         1,059
---------------------------------------------------------------------------------------
            Net investment income ......          357           626           971
---------------------------------------------------------------------------------------
   REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
     Net realized gain (loss) on:
       Investments .....................        5,007         1,286          (259)
       Foreign exchange transactions ...           --            --           (91)
     Change in net unrealized
     appreciation/depreciation of:
       Investments .....................      (12,105)      (37,731)      (16,286)
       Foreign exchange transactions ...           --            --            70
---------------------------------------------------------------------------------------
     Net realized and unrealized loss
     on investments, futures and foreign
     exchange transactions .............       (7,098)      (36,445)      (16,566)
---------------------------------------------------------------------------------------
     Net decrease in net
     assets from operations ............   $   (6,741)   $  (35,819)   $  (15,595)
---------------------------------------------------------------------------------------


                       See notes to financial statements.

JPMorgan SELECT  FUNDS
STATEMENT OF CHANGES IN NET ASSETS For the periods indicated (unaudited)

(Amounts in Thousands)

                                                                   Balanced Fund               Equity Income Fund
                                                             -------------------------     -------------------------
                                                             11/1/2000         Year        11/1/2000         Year
                                                              Through          Ended        Through          Ended
                                                             4/30/2001      10/31/2000     4/30/2001      10/31/2000
----------------------------------------------------------------------------------------------------------------------
   INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
     Net investment income ..............................    $    1,124    $     3,136     $    2,447    $     5,904
     Net realized gain (loss) on investments and future
     transactions .......................................         1,437         38,796          4,193         55,948
     Change in unrealized depreciation of investments and
     futures contracts ..................................       (10,995)       (34,099)       (65,160)       (14,778)
----------------------------------------------------------------------------------------------------------------------
        Increase (decrease) in net assets from operations        (8,434)         7,833        (58,520)        47,074
----------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income ..............................        (1,195)        (3,071)        (2,358)        (4,762)
     Net realized gain on investment transactions .......       (30,876)       (10,114)       (41,155)       (95,215)
----------------------------------------------------------------------------------------------------------------------
        Total distributions to shareholders .............       (32,071)       (13,185)       (43,513)       (99,977)
----------------------------------------------------------------------------------------------------------------------
   INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS:
     Proceeds from shares issued ........................         2,456          3,732         16,344         15,859
     Dividends reinvested ...............................        30,158         10,321         39,185         93,221
     Cost of shares redeemed ............................       (26,565)       (47,380)       (68,762)      (218,878)
----------------------------------------------------------------------------------------------------------------------
   Increase (decrease) from capital share transactions ..         6,049        (33,327)       (13,233)      (109,798)
----------------------------------------------------------------------------------------------------------------------
        Total increase (decrease) in net assets .........       (34,456)       (38,679)      (115,266)      (162,701)
   NET ASSETS:
     Beginning of period ................................       120,801        159,480        624,678        787,379
----------------------------------------------------------------------------------------------------------------------
     End of period ......................................    $   86,345    $   120,801     $  509,412    $   624,678
----------------------------------------------------------------------------------------------------------------------
   SHARE TRANSACTIONS:
     Issued .............................................           101            112            750            627
     Reinvested .........................................         1,374            313          1,801          3,770
     Redeemed ...........................................        (1,091)        (1,413)        (3,128)        (8,565)
----------------------------------------------------------------------------------------------------------------------
     Change in shares ...................................           384           (988)          (577)        (4,168)
----------------------------------------------------------------------------------------------------------------------


                                                               Large Cap Equity Fund
                                                             -------------------------
                                                             11/1/2000         Year
                                                              Through          Ended
                                                             4/30/2001      10/31/2000
----------------------------------------------------------------------------------------
   INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
     Net investment income ..............................    $      422    $       298
     Net realized gain (loss) on investments and future
     transactions .......................................        (6,399)        27,874
     Change in unrealized depreciation of investments and
     futures contracts ..................................       (32,642)       (14,216)
----------------------------------------------------------------------------------------
        Increase (decrease) in net assets from operations       (38,619)        13,956
----------------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income ..............................          (549)          (196)
     Net realized gain on investment transactions .......       (27,793)       (29,311)
----------------------------------------------------------------------------------------
        Total distributions to shareholders .............       (28,342)       (29,507)
----------------------------------------------------------------------------------------
   INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS:
     Proceeds from shares issued ........................        36,149         63,583
     Dividends reinvested ...............................        24,589         27,373
     Cost of shares redeemed ............................       (20,129)       (46,987)
----------------------------------------------------------------------------------------
   Increase (decrease) from capital share transactions ..        40,609         43,969
----------------------------------------------------------------------------------------
        Total increase (decrease) in net assets .........       (26,352)        28,418
   NET ASSETS:
     Beginning of period ................................       250,814        222,396
----------------------------------------------------------------------------------------
     End of period ......................................    $  224,462    $   250,814
----------------------------------------------------------------------------------------
   SHARE TRANSACTIONS:
     Issued .............................................         1,303          1,729
     Reinvested .........................................           899            758
     Redeemed ...........................................          (687)        (1,255)
----------------------------------------------------------------------------------------
     Change in shares ...................................         1,515          1,232
----------------------------------------------------------------------------------------


                       See notes to financial statements.

JPMORGAN SELECT FUNDS
STATEMENT OF CHANGES IN NET ASSETS For the periods indicated (unaudited)


(Amounts in Thousands)

                                                                            Large Cap Growth Fund          Mid Cap Equity Fund
                                                                          ------------------------      -------------------------
                                                                          11/1/2000       Year          11/1/2000         Year
                                                                           Through        Ended          Through          Ended
                                                                          4/30/2001     10/31/2000      4/30/2001      10/31/2000
-----------------------------------------------------------------------------------------------------------------------------------
   INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
        Net investment income .......................................     $     744     $      749      $     357      $     785
        Net realized gain (loss) on investments .....................        (7,644)       291,985          5,007         27,663
        Change in unrealized appreciation/depreciation of investments      (167,293)      (295,075)       (12,105)        10,508
-----------------------------------------------------------------------------------------------------------------------------------
           Increase (decrease) in net assets from operations ........      (174,193)        (2,341)        (6,741)        38,956
-----------------------------------------------------------------------------------------------------------------------------------
      DISTRIBUTIONS TO SHAREHOLDERS FROM:
        Net investment income .......................................          (710)          (618)          (397)          (864)
        Net realized gain on investment transactions ................      (291,743)       (85,852)       (27,723)       (30,537)
-----------------------------------------------------------------------------------------------------------------------------------
           Total distributions to shareholders ......................      (292,453)       (86,470)       (28,120)       (31,401)
-----------------------------------------------------------------------------------------------------------------------------------
      INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS:
        Proceeds from shares issued .................................       313,792        145,461         11,519         12,613
        Dividends reinvested ........................................            11              8         27,170         30,217
        Cost of shares redeemed .....................................      (103,641)      (118,902)       (10,810)       (14,905)
-----------------------------------------------------------------------------------------------------------------------------------
      Increase from capital share transactions ......................       210,162         26,567         27,879         27,925
-----------------------------------------------------------------------------------------------------------------------------------
           Total increase (decrease) in net assets ..................      (256,484)       (62,244)        (6,982)        35,480
      NET ASSETS:
        Beginning of period .........................................       838,632        900,876        164,145        128,665
-----------------------------------------------------------------------------------------------------------------------------------
        End of period ...............................................     $ 582,148     $  838,632      $ 157,163      $ 164,145
-----------------------------------------------------------------------------------------------------------------------------------
      SHARE TRANSACTIONS:
        Issued ......................................................        15,366          3,041            378            356
        Reinvested ..................................................             1             --            938            978
        Redeemed ....................................................        (4,934)        (2,455)          (353)          (423)
-----------------------------------------------------------------------------------------------------------------------------------
        Change in shares ............................................        10,433            586            963            911
-----------------------------------------------------------------------------------------------------------------------------------


                       See notes to financial statements.

JPMORGAN SELECT FUNDS
STATEMENT OF CHANGES IN NET ASSETS For the periods indicated (unaudited)

(Amounts in Thousands)

                                                                                                 International
                                                                Small Cap Equity Fund             Equity Fund
                                                              ------------------------      ------------------------
                                                              11/1/2000        Year         11/1/2000        Year
                                                               Through        Ended          Through        Ended
                                                              4/30/2001     10/31/2000      4/30/2001     10/31/2000
-----------------------------------------------------------------------------------------------------------------------
   INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
     Net investment income ..............................     $     626     $      707      $     971     $      961
     Net realized gain (loss) on investments, futures and
     foreign exchange transactions ......................         1,286         59,601           (350)        31,402
     Change in unrealized appreciation/depreciation of
     investments, futures contracts
     and foreign exchange transactions ..................       (37,731)        34,161        (16,216)       (25,845)
-----------------------------------------------------------------------------------------------------------------------
        Increase (decrease) in net assets from operations       (35,819)        94,469        (15,595)         6,518
-----------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income ..............................          (859)          (655)          (341)          (899)
     Net realized gain on investment transactions .......       (50,412)       (61,371)       (32,873)       (15,802)
-----------------------------------------------------------------------------------------------------------------------
        Total distributions to shareholders .............       (51,271)       (62,026)       (33,214)       (16,701)
-----------------------------------------------------------------------------------------------------------------------
   INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS:
     Proceeds from shares issued ........................        21,940         25,280          8,786         17,501
     Dividends reinvested ...............................        47,449         59,569         32,432         15,723
     Cost of shares redeemed ............................       (26,834)       (76,545)       (13,275)       (20,138)
-----------------------------------------------------------------------------------------------------------------------
   Increase from capital share transactions .............        42,555          8,304         27,943         13,086
-----------------------------------------------------------------------------------------------------------------------
        Total increase (decrease) in net assets .........       (44,535)        40,747        (20,866)         2,903
   NET ASSETS:
     Beginning of period ................................       379,533        338,786        226,248        223,345
-----------------------------------------------------------------------------------------------------------------------
     End of period ......................................     $ 334,998     $  379,533      $ 205,382     $  226,248
-----------------------------------------------------------------------------------------------------------------------
   SHARE TRANSACTIONS:
     Issued .............................................           545            545            335            485
     Reinvested .........................................         1,216          1,401          1,210            434
     Redeemed ...........................................          (674)        (1,631)          (512)          (550)
-----------------------------------------------------------------------------------------------------------------------
     Change in shares ...................................         1,087            315          1,033            369
-----------------------------------------------------------------------------------------------------------------------


                       See notes to financial statements.

JPMorgan SELECT FUNDS
NOTES TO FINANCIAL STATEMENTS (unaudited)

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Mutual Fund Select Group (the "Trust") was organized as a Massachusetts business trust, and is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company.

Effective February 28, 2001, the following seven separate portfolios of the Trust (collectively, the "Funds") were renamed with the approval of the Board of Trustees of the Trust:


New Name                                             Old Name
-----------------------------------------------------------------------------------------------------
JPMorgan Select Balanced Fund ("BF")                 Chase Vista Select Balanced Fund
JPMorgan Select Equity Income Fund ("EIF")           Chase Vista Select Equity Income Fund
JPMorgan Select Large Cap Equity Fund ("LCEF")       Chase Vista Select Large Cap Equity Fund
JPMorgan Select Large Cap Growth Fund ("LCGF")       Chase Vista Select Large Cap Growth Fund
JPMorgan Select Mid Cap Equity Fund ("MCEF")         Chase Vista Select New Growth Opportunities Fund
JPMorgan Select Small Cap Equity Fund ("SCEF")       Chase Vista Select Small Cap Value Fund
JPMorgan Select International Equity Fund ("IEF")    Chase Vista Select International Equity Fund
------------------------------------------------------------------------------------------------------

Effective November 20, 1998, the following Funds underwent a split of shares:


   Fund                                                            Split Ratio
--------------------------------------------------------------------------------
   EIF ......................................................    3 shares for 1
   LCEF .....................................................   11 shares for 1
   LCGF .....................................................    3 shares for 1
   MCEF .....................................................   20 shares for 1
   IEF ......................................................    6 shares for 1

Net assets of the Funds and values of each shareholder account were unaffected by the split.

THE FOLLOWING IS A SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES FOLLOWED BY THE
FUNDS:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. VALUATION OF INVESTMENTS -- Equity securities, purchased options and futures contracts are valued at the last sale price on the exchange on which they are primarily traded, including the NASDAQ National Market. Securities for which sale prices are not available and other over-the-counter securities are valued at the last quoted bid price. Bonds and other fixed income securities (other than short-term obligations), including listed issues, are valued on the basis of valuations supplied by pricing services or by matrix pricing systems of a major dealer in bonds. Short-term debt securities with 61 days or more to maturity at time of purchase are valued, through the 61st day prior to

                                                           JPMORGAN SELECT FUNDS
                           NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

     maturity, at market value based on quotations obtained from market makers or other appropriate sources; thereafter, the value on the 61st day is amortized on a straight-line basis over the remaining number of days to maturity. Short-term investments with 60 days or less to maturity at time of purchase are valued at amortized cost, which approximates market. Portfolio securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Trustees.

     B. REPURCHASE AGREEMENTS -- It is each Fund's policy that repurchase agreements are fully collateralized by U.S. Treasury and Government Agency securities. All collateral is held by the Fund's custodian bank, subcustodian, or a bank with which the custodian bank has entered into a subcustodian agreement, or is segregated in the Federal Reserve Book Entry System. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

     C. FUTURES CONTRACTS -- When a Fund enters into a futures contract, it makes an initial margin deposit in a segregated account, either in cash or liquid securities. Thereafter, the futures contract is marked to market and the Fund makes (or receives) additional cash payments daily to (or from) the broker. Changes in the value of the contract are recorded as unrealized appreciation/depreciation until the contract is closed or settled.

     BF, EIF, LCEF, LCGF, MCEF and SCEF invest in stock index futures contracts for the purpose of hedging the Fund against share price volatility, which purpose may or may not be achieved. When the Fund is not fully invested in the securities market, it may enter into "long" positions in futures or options contracts in order to gain rapid market exposure that may in part or entirely offset increases in the cost of securities intended for purchase.

     Index futures contracts are used to control the asset mix of IEF in the most efficient manner, allowing the fund to adjust country exposures while incurring minimal transaction costs. Short index futures contracts are used for hedging purposes, i.e. to reduce the exposure to equities. Long index futures contracts are used to gain exposure to equities, when it is anticipated that this will be more efficient than buying stocks directly.

     Use of long futures contracts subjects the Fund to risk of loss in excess of amounts shown on the Statement of Assets and Liabilities, up to the amount of the value of the futures contracts.

     Use of short futures contracts subjects the Fund to unlimited risk of loss.

JPMORGAN SELECT FUNDS
NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

     The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction, therefore, the Fund's credit risk is limited to failure of the exchange or board of trade.

     At April 30, 2001, the Funds had open futures contracts as shown on the Funds' Portfolio of Investments.

     D. WRITTEN OPTIONS -- When a Fund writes an option on a futures contract, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset and corresponding liability. The amount of the liability is adjusted daily to reflect the current market value of the written options and the change is recorded in a corresponding unrealized gain or loss account. When a written option expires on its stipulated expiration date, or when a closing transaction is entered into, the related liability is extinguished and the Fund realizes a gain (or loss if the cost of the closing transaction exceeds the premium received when the option was written).

     The Funds may write options on stock index securities futures. These options are settled for cash and subject the Fund to market risk in excess of the amounts that are reflected in the Statement of Assets and Liabilities. The Fund, however, is not subject to credit risk on written options as the counterparty has already performed its obligation by paying a premium at the inception of the contract.

     At April 30, 2001, the Funds had no outstanding written options.

     E. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- IEF may enter into forward foreign currency contracts (obligations to purchase or sell foreign currency in the future on a date and price fixed at the time the contracts are entered into) to hedge the Fund against fluctuations in the value of its assets or liabilities due to change in the value of foreign currencies. Each day the forward contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market". When the forward contract is closed, or the delivery of the currency is made or taken, the IEF records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. The IEF is subject to off-balance sheet risk to the extent of the value of the contracts for purchases of foreign currency and in an unlimited amount for sales of foreign currency.

     At April 30, 2001, IEF had no open forward foreign currency contracts.

     F. DOLLAR ROLLS -- BF may enter into dollar roll transactions in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future

                                                           JPMORGAN SELECT FUNDS
                           NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

     date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and a fee earned for entering into the roll transaction. The fee is amortized into income over the duration of the roll transaction.

     G. SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is determined on the basis of coupon interest accrued adjusted for amortization of premiums and accretion of discounts. Dividend income is recorded on the ex-dividend date.

     Purchases of To Be Announced (TBA) or other delayed delivery securities may be settled a month or more after the trade date; interest income is not accrued until settlement date. Each Fund segregates assets with a current value at least equal to the amount of its TBA purchase commitments.

     H. FOREIGN CURRENCY TRANSLATION -- The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the official exchange rates, or at the mean of the current bid and asked prices, of such currencies against the U.S. dollar as quoted by a major bank, on the following basis.

          1. Market value of investment securities and other assets and liabilities: at the closing rate of exchange at the balance sheet date.

          2. Purchases and sales of investment securities, income and expenses: at the rates of exchange prevailing on the respective dates of such transactions.

     Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the periods, the Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held or sold during the year. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term debt securities sold during the year. Accordingly, such realized foreign currency gains (losses) are included in the reported net realized gains (losses) on security transactions.

     Reported realized foreign exchange gains or losses arise from disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds' books on the transaction date

JPMORGAN SELECT FUNDS
NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

     and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized foreign exchange gains and losses arise from changes (due to changes in the exchange rate) in the value of foreign currency and other assets and liabilities denominated in foreign currencies which are held at period end.

     I. ORGANIZATION COSTS -- Organization and initial registration costs incurred (prior to June 1998) in connection with establishing the Funds have been deferred and are being amortized on a straight-line basis over a sixty-month period beginning at the commencement of operations of each Fund.

     J. FEDERAL INCOME TAXES -- Each Fund is treated as a separate taxable entity for Federal income tax purposes. The Funds' policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of their distributable net investment income and net realized gain on investments. In addition, the Funds intend to make distributions as required to avoid excise taxes. Accordingly, no provision for Federal income or excise tax is necessary.

     K. DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions paid to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. To the extent these "book/tax" differences are permanent in nature (i.e., that they result from other than timing of recognition--"temporary differences"), such amounts are reclassified within the capital accounts based on their Federal income tax-basis treatment. Dividends and distributions which exceed net investment income or net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or net realized capital gains.

     L. EXPENSES -- Expenses directly attributable to a Fund are charged to that Fund; other expenses are allocated proportionately among each Fund within the Trust in relation to the net assets of each Fund or on another reasonable basis.

2.   FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     A. INVESTMENT ADVISORY FEE -- Pursuant to separate Investment Advisory Agreements, J.P. Morgan Fleming Asset Management (USA) Inc. ("JPMFAM" or "Adviser") (formerly Chase Fleming Asset Management (USA) Inc., formerly Chase Asset Management Inc.) acts as the investment adviser to the Funds. JPMFAM is a direct wholly-owned subsidiary of J.P. Morgan Chase & Co. (formerly The Chase Manhattan Corporation). As

                                                           JPMORGAN SELECT FUNDS
                           NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

     investment adviser, JPMFAM supervises the investments of each Fund and for such services is paid a fee. The fee is accrued daily and paid monthly based on each Fund's respective average daily net assets. The annual fee for each Fund is as follows:


     BF .......................................................    0.50%
     EIF ......................................................    0.40%
     LCEF .....................................................    0.40%
     LCGF .....................................................    0.40%
     MCEF .....................................................    0.65%
     SCEF .....................................................    0.65%
     IEF ......................................................    1.00%

     The Adviser (and its predecessor) voluntarily waived fees as outlined in
     Note 2.F. below.

     J.P. Morgan Fleming Asset Management (London) Ltd. ("JPMFAM London") (formerly Chase Fleming Asset Management (London) Ltd., formerly Chase Asset Management (London) Ltd.), a registered investment advisor, is the sub-investment advisor to IEF pursuant to a Sub-Investment Advisory Agreement between JPMFAM London and JPMFAM (and its predecessor). JPMFAM London is a wholly-owned subsidiary of J.P. Morgan Chase & Co. and is entitled to receive a fee, payable by JPMFAM, from its advisory fee at an annual rate equal to 0.50% of the average daily net assets of IEF.

     Prior to February 22, 2001, The Chase Manhattan Bank ("Chase"), also a direct wholly-owned subsidiary of J.P. Morgan Chase & Co. acted as the investment advisor to each Fund and JPMFAM acted as the sub-investment adviser to each Fund with the exception of IEF. Pursuant to a Sub-Investment Advisory Agreement between Chase and JPMFAM, JPMFAM was entitled to receive a fee, payable by Chase from its advisory fee, at an annual rate equal to 0.25% of the average daily net assets of BF, 0.20% of the average daily net assets of EIF, LCEF and LCGF and 0.30% of the average daily net assets of MCEF and SCEF. The Investment Advisory Agreement between each Fund and Chase has been assigned to JPMFAM.

     B. SHAREHOLDER SERVICING FEES -- The Trust has adopted an Administrative Services Plan which, among other things, provides that the Trust on behalf of the Funds may obtain the services of one or more Shareholder Servicing Agents. For its services, each Shareholder Servicing Agent receives a fee. The fee is computed daily and paid monthly at an annual rate of 0.25% of the average daily net assets of each Fund. Chase and certain of its affiliates are the only Shareholder Servicing Agents. The Shareholder Servicing Agents have voluntarily waived fees as outlined in Note 2.F. below.

JPMORGAN SELECT FUNDS
NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

     C. SUB-ADMINISTRATION FEES -- Pursuant to a Distribution and Sub-Administration Agreement, J.P. Morgan Fund Distributors, Inc. (the "Distributor") (formerly Vista Fund Distributors, Inc.), a wholly owned subsidiary of The BISYS Group, Inc.("BISYS"), acts as the Trust's exclusive underwriter and promotes and arranges for the sale of each Fund's shares. In addition, the Distributor provides certain sub-administration services to the Trust, including providing officers, clerical staff and office space for an annual fee computed daily and paid monthly of 0.05% of the average daily net assets of each Fund. The Distributor voluntarily waived fees as outlined in Note 2.F. below.

     D. ADMINISTRATION FEE -- Pursuant to an Administration Agreement, Chase (the "Administrator") provides certain administration services to the Trust. For these services and facilities, the Administrator receives from the Funds a fee computed daily and paid monthly at the annual rate equal to 0.10% of the respective Fund's average daily net assets. The Administrator voluntarily waived fees as outlined in Note 2.F. below.

     E. CUSTODIAN AND ACCOUNTING FEES -- Chase provides portfolio accounting and custody services for the Funds. Compensation for such services is presented in the Statement of Operations as Custodian fees. Custodian fees are subject to reduction by credits earned by each Fund, based on cash balances held by Chase as custodian. Such earnings credits are presented separately in the Statement of Operations. The Funds could have invested the cash balances utilized in connection with the earnings credits arrangements in income producing assets if they had not entered into such arrangements.

     F. WAIVER OF FEES -- For the six months ended April 30, 2001, the Funds' vendors voluntarily waived fees for each of the Funds as follows (amounts in thousands):


                         Investment                    Shareholder
                          Advisory    Administration    Servicing
------------------------------------------------------------------
     BF .................  $ --      $  20               $  34
     EIF ................   326        109                  --
     LCEF ...............    --         44                  77
     LCGF ...............   331        133                 830
     MCEF ...............   282         31                 194
     SCEF ...............   879         98                 422
     IEF ................   232         42                 265

     G. OTHER -- Certain officers of the Trust are officers of the Distributor or of its parent corporation, BISYS.

                                                           JPMORGAN SELECT FUNDS
                           NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

3.   INVESTMENT TRANSACTIONS

     For the six months ended April 30, 2001, purchases and sales of investments (excluding short-term investments) were as follows (in thousands):


                          Purchases        Sales       Purchases       Sales
                       (excluding U.S. (excluding U.S.  of U.S.       of U.S.
                         Government)    Government)    Government    Government
--------------------------------------------------------------------------------
     BF .............     $  25,638     $  42,571       $23,389    $25,344
     EIF ............        35,609        53,149            --         --
     LCEF ...........        89,174        94,092            --         --
     LCGF ...........       359,268       447,765            --         --
     MCEF ...........        52,759        54,228            --         --
     SCEF ...........        83,692        74,099            --         --
     IEF ............        33,744        34,707            --         --

4.   FEDERAL INCOME TAX MATTERS

     For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at April 30, 2001 are as follows (in thousands):


                                     Gross         Gross     Net unrealized
                      Aggregate   unrealized    unrealized    appreciation/
                        cost     appreciation  depreciation  (depreciation)
--------------------------------------------------------------------------------
     BF ............   $ 80,495      $11,715    $  (4,925)    $  6,790
     EIF ...........    484,270       68,243      (42,934)      25,309
     LCEF ..........    221,574       27,026      (24,118)       2,908
     LCGF ..........    563,930       83,212      (68,968)      14,244
     MCEF ..........    129,611       30,808       (2,962)      27,846
     SCEF ..........    280,968       72,953      (18,881)      54,072
     IEF ...........    210,783       12,192      (19,836)      (7,644)

5.   CONCENTRATIONS

     As of April 30, 2001, LCEF and LCGF invested 21.3% and 34.0%, respectively, of their portfolios in securities issued by technology sector companies, such as computer hardware and software companies, internet connectivity providers, and telecommunications equipment manufacturers. Valuations of companies in the technology sector are typically subject to greater volatility than other sectors.

     As of April 30, 2001, LCGF invested 22.7% of its portfolio in securities issued by companies in the health care industry, such as biotechnology companies, pharmaceutical companies and health care service providers.

     As of April 30, 2001, MCEF and SCEF invested 22.0% and 22.7%, respectively, of their portfolio securities issued by companies in the consumer cyclicals industry, such as business services, consumer products, retailing and automotive.

JPMORGAN SELECT FUNDS
NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

     As of April 30, 2001, substantially all of the net assets of IEF consist of securities of issuers which are denominated in foreign currencies. Changes in currency exchange rates will affect the value of and investment income from such securities.

     As of April 30, 2001, IEF invested approximately 21.3% and 26.8% of its net assets in issuers in Japan and the United Kingdom, respectively. The issuers' abilities to meet their obligations may be affected by economic or political developments in the specific region or country.

6.   TRUSTEE COMPENSATION

     The Funds have adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all independent trustees of the Funds who will have served as an independent trustee for at least five years at the time of retirement. Benefits under this plan are based on compensation and years of service. Pension expenses for the six months ended April 30, 2001 included in Trustees Fees in the Statement of Operations and accrued pension liability included in other accrued liabilities in the Statement of Assets and Liabilities, were as follows (in thousands):


                                Pension                     Accrued Pension
                               Expenses                        Liability
     ----------------------------------------------------------------------
     BF ....................      $1                               $13
     EIF ...................       5                                67
     LCEF ..................       2                                16
     LCGF ..................       7                                56
     MCEF ..................       1                                11
     SCEF ..................       3                                33
     IEF ...................       2                                19

7.   FOREIGN CASH POSITIONS

     IEF held the following foreign currency positions at April 30, 2001 (in thousands):

                            Delivery                                 Net
                              Value                   Market     Unrealized
                             (Local       Cost         Value     Gain (Loss)
   Currency                 Currency)     (USD)        (USD)        (USD)
   -------------------------------------------------------------------------
   Malaysian Ringgit .....     49          13          13           --
   Philippine Peso .......    732          17          14           (3)
                                           --          --           ---
                                          $30         $27          $(3)
                                           ==          ==           ===

                                                           JPMORGAN SELECT FUNDS
                           NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

8.   BANK BORROWINGS

     The Funds may borrow money for temporary or emergency purposes. Any borrowings representing more than 5% of a Fund's total assets must be repaid before the Fund may make additional investments. The Funds have entered into an agreement, enabling them to participate with other JPMorgan Funds in an unsecured line of credit with a syndicate of banks, which permits borrowings up to $350 million, collectively. Interest is charged to each Fund based on its borrowings at an annual rate equal to the sum of the Federal Funds Rate plus 0.50%. The Funds also pay a commitment fee of 0.10% per annum on the average daily amount of the available commitment, which is allocated, on a pro-rata basis to the Funds. The commitment fee is included in Other expenses on the Statement of Operations. Borrowings are payable on demand.

     The Funds had no borrowings outstanding at April 30, 2001, nor at any time during the six months then ended.

9.   SUBSEQUENT EVENTS

     On February 22, 2001, the Board of Trustees voted to terminate the Pension Plan, effective May 15, 2001, and in furtherance of this determination agreed to pay Trustees an amount equal, in the aggregate, to $10.95 million, of which $5.3 million had been previously accrued by the JPMorgan (formerly Chase Vista) Funds. The remaining $5.65 million was reimbursed by Chase on May 16, 2001. Certain of the trustees have elected to defer receipt of such amount pursuant to a deferred compensation plan. The amount of the Chase reimbursement and the amounts rolled into the deferred compensation plan are as follows (in thousands):


                                    Chase                  Deferred
     Fund Name                    Reimbursement        Compensation Rollover
-------------------------------------------------------------------------------
     BF .......................       $19                     $ 30
     EIF ......................        22                      167
     LCEF .....................        26                       41
     LCGF .....................        88                      139
     MCEF .....................        16                       25
     SCEF .....................        52                       82
     IEF ......................        30                       48


                                                           JPMorgan SELECT FUNDS
                                                FINANCIAL HIGHLIGHTS (unaudited)

                                                                   JPMorgan Select Balanced Fund^

                                                      11/1/00           Year Ended October 31,         1/1/97*
                                                      Through     --------------------------------     Through
                                                      4/30/01       2000        1999        1998      10/31/97
                                                     ---------    --------    --------    --------   -----------
Per share operating performance:
Net asset value, beginning of period .........        $33.42       $34.64      $33.53      $34.08      $30.62
                                                      ------       ------      ------      ------      ------
Income from investment operations:
  Net investment income ......................          0.27         0.79        1.17        1.32        1.17
  Net gains or losses in securities (both
  realized and unrealized) ...................         (2.71)        0.98        3.12        3.05        3.46
                                                      ------       ------      ------      ------      ------
   Total from investment operations ..........         (2.44)        1.77        4.29        4.37        4.63
                                                      ------       ------      ------      ------      ------
Distributions to shareholders from:
  Dividends from net investment income .......          0.29         0.77        1.17        1.31        1.17
  Distributions from capital gains ...........          9.10         2.22        2.01        3.61       --
                                                      ------       ------      ------      ------      ------
   Total dividends and distributions .........          9.39         2.99        3.18        4.92        1.17
                                                      ------       ------      ------      ------      ------
Net asset value, end of period ...............        $21.59       $33.42      $34.64      $33.53      $34.08
                                                      ======       ======      ======      ======      ======
Total return .................................         (7.49%)       5.34%      13.30%      14.28%      15.36%
Ratios/supplemental data:
  Net assets, end of period (in millions) ....        $   86       $  121      $  159      $  152      $  179
Ratios to average net assets:#
  Expenses ...................................          1.00%        0.93%       0.05%       0.03%       0.03%
  Net investment income ......................          2.31%        2.30%       3.37%       3.98%       4.29%
  Expenses without waivers, reimbursements and
  earnings credits ...........................          1.11%        0.99%       0.75%       0.75%       0.72%
  Net investment income without waivers,
  reimbursements and earnings credits ........          2.20%        2.24%       2.67%       3.26%       3.60%
Portfolio turnover rate ......................            51%         122%         93%         50%        131%
--------------------------------------------------------------------------------------------------------------

* Commencement of Operations.
# Short periods have been annualized.
^ Formerly Chase Vista Select Balanced Fund.


                       See notes to financial statements.

                                                           JPMORGAN SELECT FUNDS
                                    FINANCIAL HIGHLIGHTS (unaudited) (continued)

                                                                                JPMorgan Select
                                           -----------------------------------------------------------------------------------------
                                                       Equity Income Fund^(1)                     Large Cap Equity Fund@(1)
                                           --------------------------------------------  -------------------------------------------
                                           11/1/00    Year Ended October 31,   1/1/97*   11/1/00   Year Ended October 31,  1/1/97*
                                           Through   ------------------------  Through   Through   ----------------------  Through
                                           4/30/01    2000    1999      1998   10/31/97  4/30/01    2000    1999    1998  10/31/97
                                           -------   ------  -------  -------  --------  -------   ------  ------  ------ --------
Per share operating performance:
Net asset value, beginning of period .....  $25.57   $27.53  $ 28.89  $ 34.22  $  28.32  $ 36.41   $39.31  $37.52  $46.58  $37.22
                                            ------   ------  -------  -------  --------  -------   ------  ------  ------  ------
Income from investment operations:
  Net investment income ..................    0.10     0.21     0.65     0.85      0.79     0.05     0.05    0.52    0.56    0.59
  Net gains or losses in securities
   (both realized and unrealized) ........   (2.48)    1.40     1.69     1.50      5.90    (5.57)    2.31    6.56    5.27    9.36
                                            ------   ------  -------  -------  --------  -------   ------  ------  ------  ------
   Total from investment operations ......   (2.38)    1.61     2.34     2.35      6.69    (5.52)    2.36    7.08    5.83    9.95
                                            ------   ------  -------  -------  --------  -------   ------  ------  ------  ------
Distributions to shareholders from:
  Dividends from net investment income ...    0.10     0.17     0.67     0.83      0.79     0.07     0.03    0.52    0.56    0.59
  Distributions from capital gains .......    1.73     3.40     3.03     6.85        --     4.11     5.23    4.77   14.33      --
                                            ------   ------  -------  -------  --------  -------   ------  ------  ------  ------
Total dividends and distributions ........    1.83     3.57     3.70     7.68      0.79     4.18     5.26    5.29   14.89    0.59
                                            ------   ------  -------  -------  --------  -------   ------  ------  ------  ------
Net asset value, end of period ...........  $21.36   $25.57  $ 27.53  $ 28.89  $  34.22  $ 26.71   $36.41  $39.31  $37.52  $46.58
                                            ======   ======  =======  =======  ========  =======   ======  ======  ======  ======
Total return .............................   (9.43%)   6.35%    8.18%    7.62%    23.78%  (15.41%)   6.13%  20.36%  16.58%  26.89%
Ratios/supplemental data:
  Net assets, end of period (in millions)   $  509   $  625  $   787  $   923  $    955  $   224   $  251  $  222  $  177  $  186
Ratios to average net assets:#
  Expenses ...............................    0.69%    0.68%    0.03%    0.03%     0.03%    0.75%    0.76%   0.05%   0.03%   0.03%
  Net investment income ..................    0.90%    0.83%    2.25%    2.85%     2.97%    0.38%    0.12%   1.36%   1.46%   1.66%
  Expenses without waivers, reimbursements
   and earnings credits ..................    0.85%    0.80%    0.58%    0.59%     0.59%    0.86%    0.85%   0.65%   0.65%   0.58%
  Net investment income without waivers,
   reimbursements and earnings credits ...    0.74%    0.71%    1.70%    2.29%     2.41%    0.27%    0.03%   0.76%   0.86%   1.11%
Portfolio turnover rate ..................       7%      43%     146%     148%       73%      40%      57%    106%     56%     54%
------------------------------------------------------------------------------------------------------------------------------------

*   Commencement of Operations.
#   Short periods have been annualized.
^   Formerly Chase Vista Select Equity Income Fund.
@   Formerly Chase Vista Select Large Cap Equity Fund.
(1) On November 20, 1998, the Fund underwent a split of shares, see Note 1. Prior periods have been restated to reflect the split.


                       See notes to financial statements.

JPMORGAN SELECT FUNDS
FINANCIAL HIGHLIGHTS (unaudited) (continued)

                                                                                JPMorgan Select
                                           -----------------------------------------------------------------------------------------
                                                   Large Cap Growth Fund^(1)                      Mid Cap Equity Fund@(1)
                                           --------------------------------------------  -------------------------------------------
                                           11/1/00    Year Ended October 31,   1/1/97*   11/1/00   Year Ended October 31,  1/1/97*
                                           Through   ------------------------  Through   Through   ----------------------  Through
                                           4/30/01    2000    1999      1998   10/31/97  4/30/01    2000    1999    1998  10/31/97
                                           -------   ------  -------  -------  --------  -------   ------  ------  ------ --------
Per share operating performance:
Net asset value, beginning of period .....  $42.93   $47.54   $37.36   $32.30    $26.01   $37.85   $37.55  $29.63  $32.39  $28.58
                                            ------   ------  -------  -------  --------  -------   ------  ------  ------  ------
Income from investment operations:
  Net investment income ..................    0.02     0.04     0.30     0.34      0.28     0.07     0.17    0.15    0.14    0.15
  Net gains or losses in securities
   (both realized and unrealized) ........   (8.30)   (0.07)   13.66     8.23      6.29    (1.78)    9.34    8.52   (0.42)   3.80
                                            ------   ------  -------  -------  --------  -------   ------  ------  ------  ------
   Total from investment operations ......   (8.28)   (0.03)   13.96     8.57      6.57    (1.71)    9.51    8.67   (0.28)   3.95
                                            ------   ------  -------  -------  --------  -------   ------  ------  ------  ------
Distributions to shareholders from:
  Dividends from net investment income ...    0.02     0.03     0.30     0.34      0.28     0.08     0.20    0.14    0.13    0.14
  Distributions from capital gains .......   15.20     4.55     3.48     3.17        --     6.40     9.01    0.61    2.35      --
                                            ------   ------  -------  -------  --------  -------   ------  ------  ------  ------
   Total dividends and distributions .....   15.22     4.58     3.78     3.51      0.28     6.48     9.21    0.75    2.48    0.14
                                            ------   ------  -------  -------  --------  -------   ------  ------  ------  ------
Net asset value, end of period ...........  $19.43   $42.93   $47.54   $37.36    $32.30   $29.66   $37.85  $37.55  $29.63  $32.39
                                            ======   ======  =======  =======  ========  =======   ======  ======  ======  ======
   Total return ..........................  (20.68%)  (0.91%)  39.78%   29.12%    25.32%   (4.13%)  30.94%  29.65%  (0.70%) 13.90%
Ratios/supplemental data:
  Net assets, end of period (in millions)   $  582   $  839   $  901   $  654    $  548   $  157   $  164  $  129  $  112  $  116
Ratios to average net assets:#
  Expenses ...............................    0.44%    0.47%    0.03%    0.02%     0.02%    0.50%    0.41%   0.07%   0.08%   0.08%
  Net investment income ..................    0.22%    0.08%    0.69%    0.98%     1.12%    0.46%    0.52%   0.44%   0.43%   0.57%
  Expenses without waivers, reimbursements
   and earnings credits ..................    0.83%    0.80%    0.59%    0.60%     0.60%    1.16%    1.14%   0.93%   0.94%   0.92%
  Net investment income without waivers,
   reimbursements and earnings credits ...   (0.17%)  (0.25%)   0.13%    0.40%     0.54%   (0.20%)  (0.21%) (0.42%) (0.43%) (0.27%)
Portfolio turnover rate ..................      54%      74%      26%      22%       36%      36%      84%    101%     67%     50%
------------------------------------------------------------------------------------------------------------------------------------

*   Commencement of Operations.
#   Short periods have been annualized.
^   Formerly Chase Vista Select Large Cap Growth Fund.
@   Formerly Chase Vista Select New Growth Opportunities Fund.
(1) On November 20, 1998, the Fund underwent a split of shares, see Note 1. Prior periods have been restated to reflect the split.


                       See notes to financial statements.

                                                           JPMORGAN SELECT FUNDS
                                    FINANCIAL HIGHLIGHTS (unaudited) (continued)

                                                                                JPMorgan Select
                                           -----------------------------------------------------------------------------------------
                                                    Small Cap Equity Fund^                    International Equity Fund@(1)
                                           --------------------------------------------  -------------------------------------------
                                           11/1/00    Year Ended October 31,   1/1/97*   11/1/00   Year Ended October 31,  1/1/97*
                                           Through   ------------------------  Through   Through   ----------------------  Through
                                           4/30/01    2000    1999      1998   10/31/97  4/30/01    2000    1999    1998  10/31/97
                                           -------   ------  -------  -------  --------  -------   ------  ------  ------ --------
Per share operating performance:
Net asset value, beginning of period .....  $51.12   $47.66   $52.73   $60.54    $51.87   $32.00   $33.33  $27.79  $29.45  $28.64
                                            ------   ------  -------  -------  --------  -------   ------  ------  ------  ------
Income from investment operations:
  Net investment income ..................    0.07     0.08     0.64     0.74      0.57     0.12     0.15    0.33    0.41    0.44
  Net gains or losses in securities
   (both realized and unrealized) ........   (4.91)   12.44    (2.50)   (5.72)     8.62    (4.07)    1.05    5.94    0.90    0.77
                                            ------   ------  -------  -------  --------  -------   ------  ------  ------  ------
   Total from investment operations ......   (4.84)   12.52    (1.86)   (4.98)     9.19    (3.95)    1.20    6.27    1.31    1.21
                                            ------   ------  -------  -------  --------  -------   ------  ------  ------  ------
Distributions to shareholders from:
  Dividends from net investment income ...    0.10     0.08     0.64     0.75      0.52     0.04     0.13    0.73    1.24    0.40
  Distributions from capital gains .......    6.82     8.98     2.57     2.08        --     4.66     2.40      --    1.73      --
                                            ------   ------  -------  -------  --------  -------   ------  ------  ------  ------
   Total dividends and distributions .....    6.92     9.06     3.21     2.83      0.52     4.70     2.53    0.73    2.97    0.40
                                            ------   ------  -------  -------  --------  -------   ------  ------  ------  ------
Net asset value, end of period ...........  $39.36   $51.12   $47.66   $52.73    $60.54   $23.35   $32.00  $33.33  $27.79  $29.45
                                            ======   ======  =======  =======  ========  =======   ======  ======  ======  ======
   Total return ..........................   (9.32%)  30.16%   (4.20%)  (8.53%)   17.80%   (6.86%)   2.71%  22.83%   4.80%   4.15%
Ratios/supplemental data:
  Net assets, end of period (in millions)   $  335   $  380   $  339   $  418    $  488   $  205   $  226  $  223  $  221  $  254
Ratios to average net assets:
  Expenses ...............................    0.28%    0.50%    0.04%    0.02%     0.02%    1.00%    0.66%   0.06%   0.05%   0.07%
  Net investment income ..................    0.37%    0.19%    1.16%    1.28%     1.26%    0.92%    0.38%   1.14%   1.71%   1.66%
  Expenses without waivers, reimbursements
   and earnings credits ..................    1.11%    1.07%    0.86%    0.85%     0.85%    1.51%    1.50%   1.31%   1.34%   1.27%
  Net investment income without waivers,
   reimbursements and earnings credits ...   (0.46%)  (0.38%)   0.34%    0.45%     0.43%    0.41%   (0.46%) (0.11%)  0.42%   0.46%
Portfolio turnover rate ..................      22%      76%      55%       6%        8%      16%     149%    141%    150%    141%
------------------------------------------------------------------------------------------------------------------------------------


*   Commencement of Operations.
#   Short periods have been annualized.
^   Formerly Chase Vista Select Small Cap Value Fund.
@   Formerly Chase Vista Select International Equity Fund.
(1) On November 20, 1998, the Fund underwent a split of shares, see Note 1. Prior periods have been restated to reflect the split.


                       See notes to financial statements.

                  -------------------------------------------------------------
                  JPMORGAN SELECT FUNDS
                  SEMI-ANNUAL REPORT

INVESTMENT ADVISER                       JPMorgan Funds for providing services
JPMorgan Fleming Asset                   to the Funds.
Management
                                         This report is submitted for the
ADMINISTRATOR, SHAREHOLDER AND           general information of the
FUND SERVICING AGENT AND CUSTODIAN       shareholders of the funds. It is not
The Chase Manhattan Bank                 authorized for distributions to
                                         prospective investors in the funds
DISTRIBUTOR                              unless preceded or accompanied by
J.P. Morgan Fund Distributors, Inc.      a prospectus.

TRANSFER AGENT                           The financial information in this
DST Systems, Inc.                        report has been taken from the
                                         books and records of the funds
LEGAL COUNSEL                            without examination by
Simpson Thacher & Bartlett               independent accountants, who
                                         express no opinion thereto.
INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP               To obtain a prospectus for any
                                         of the JPMorgan Funds, call
JPMorgan Funds are distributed by        1-800-348-4782. The prospectus
J.P. Morgan Fund Distributors, Inc.,     contains more complete
which is unaffiliated with The Chase     information, including charges and
Manhattan Bank. Chase and its            expenses. Please read it carefully
respective affiliates receive            before you invest or send money.
compensation from







                       JPMorgan Funds Fulfillment Center
                               393 Manley Street
                        West Bridgewater, MA 02379-1039





      -C-J.P. Morgan Chase & Co., 2001 All Rights Reserved. June 2001


                                                                    SASEFI-3-601